                                             Institutional Funds Classes E and I
                                                     Institutional Funds Class Y
                                                        LifePoints Funds Class C
                                                        LifePoints Funds Class D

                                                LifePoints Funds Classes E and S
                                                           Russell Funds Class C

                                                   Russell Funds Classes E and S
                                          Tax-Managed Global Equity Fund Class C
                                  Tax-Managed Global Equity Fund Classes E and S



                        FRANK RUSSELL INVESTMENT COMPANY
                       Supplement dated April 30, 2002 to
                        PROSPECTUSES DATED MARCH 1, 2002


I. The following paragraph is added just prior to the section entitled "Example" in each of the Frank Russell Investment Company Prospectuses listed above:

          In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral are invested in FRIC's Money Market Fund whose aggregate annual rate of advisory and administrative fees payable to FRIMCo is 0.10% (net of fee waivers and reimbursements) of that fund's average daily net assets.

II. The following footnote is deleted from the footnotes in the section entitled "Annual Fund Operating Expenses##" in the Institutional Funds Classes E, I and Y and Russell Funds Classes C, E and S Prospectuses:

     * Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

III. The following paragraph is added under the section entitled "How to Purchase Shares" in each of the Frank Russell Investment Company Prospectuses listed above:

     Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

IV. The following information supplements the section entitled "Management of the Funds (And Underlying Funds)" in each of the Frank Russell Investment Company Prospectuses listed above:

                 MANAGEMENT OF THE FUNDS (AND UNDERLYING FUNDS)

     The following is being added to the paragraph which reads "FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:"

     . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     In the section which reads "The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:" the following is deleted:

     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

and replaced as follows:

     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

     . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

     The following restates the section entitled "Money Manager Information" for the Real Estate Securities Fund in its entirety in each of the Frank Russell Investment Company Prospectuses listed above, except the Tax-Managed Global Equity Fund Class C and the Tax-Managed Global Equity Fund Classes E and S
Prospectuses:

                            MONEY MANAGER INFORMATION

                           Real Estate Securities Fund

AEW Management and Advisors, L.P., 225 Franklin Street, Boston, MA 02110-2803. RREEF America L.L.C., 875 North Michigan Avenue, 41st Floor, Chicago IL 60611. Security Capital Research & Management Incorporated, 11 South LaSalle Street, 2nd Floor, Chicago, IL 60603.

                                                FRANK RUSSELL INVESTMENT COMPANY

-------------------
INSTITUTIONAL FUNDS
-------------------

Institutional Funds

PROSPECTUS

CLASS E AND I SHARES:

EQUITY I FUND

EQUITY Q FUND

EQUITY II FUND

SELECT GROWTH FUND

SELECT VALUE FUND

EQUITY III FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

CLASS E AND S SHARES:

REAL ESTATE SECURITIES FUND

EMERGING MARKETS FUND

SHORT TERM BOND FUND

MARCH 1, 2002

909 A STREET, TACOMA, WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                TABLE OF CONTENTS



Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1
    Investment Objective, Principal Investment Strategies and Principal
    Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
Summary Comparison of the Funds . . . . . . . . . . . . . . . . . . . . . .   21
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification. . .   21
Investment Objective and Principal Investment Strategies. . . . . . . . . .   23
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   36
Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . . . .   40
The Money Managers. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   42
Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   42
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . . . .   42
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   43
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . . . .   44
Distribution and Shareholder Servicing Arrangements . . . . . . . . . . . .   44
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .   44
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   46
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .   46
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . . . .   47
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . . . .   48
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   49
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . .   50
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . . . .   74

                               RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


EQUITY I FUND
-------------

   INVESTMENT OBJECTIVE        To provide income and capital growth by investing
                               principally in equity securities.

   PRINCIPAL INVESTMENT        The Equity I Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS             An investment in the Equity I Fund, like any
                               investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND
-------------

   INVESTMENT OBJECTIVE        To provide a total return greater than the total
                               return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000
                               Index.

   PRINCIPAL INVESTMENT        The Equity Q Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

   PRINCIPAL RISKS             An investment in the Equity Q Fund, like any
                               investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND
--------------

   INVESTMENT OBJECTIVE        To maximize total return primarily through
                               capital appreciation and assuming a higher level of volatility than the Equity I Fund.

   PRINCIPAL INVESTMENT        The Equity II Fund invests primarily in common
   STRATEGIES                  stocks of small and medium capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R)
                               Index.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS             An investment in the Equity II Fund, like any
                               investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND
------------------

   INVESTMENT OBJECTIVE        To provide capital appreciation.

   PRINCIPAL INVESTMENT        The Select Growth Fund invests primarily in large
   STRATEGIES                  and medium capitalization stocks with some
                               exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                               Small capitalization companies include all other
                               US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS             An investment in the Select Growth Fund, like any
                               investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND
-----------------

   INVESTMENT OBJECTIVE        To provide capital appreciation.

   PRINCIPAL INVESTMENT        The Select Growth Fund invests primarily in large
   STRATEGIES                  and medium capitalization stocks with some
                               exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                               Small capitalization companies include all other
                               US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS             An investment in the Select Value Fund, like any
                               investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND
---------------

   INVESTMENT OBJECTIVE        To provide capital appreciation.

   PRINCIPAL INVESTMENT        The Equity III Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                               Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS             An investment in the Equity III Fund, like any
                               investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL FUND
------------------

   INVESTMENT OBJECTIVE        To provide favorable total return and additional
                               diversification for US investors.

   PRINCIPAL INVESTMENT        The International Fund invests primarily in
   STRATEGIES                  equity securities issued by companies domiciled
                               outside the US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                               Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS             An investment in the International Fund, like any
                               investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND
-------------------

   INVESTMENT OBJECTIVE        To provide effective diversification against
                               equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT        The Fixed Income I Fund invests primarily in
   STRATEGIES                  investment grade fixed-income securities. In
                               particular, the Fund holds fixed income
                               securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS             An investment in the Fixed Income I Fund, like
                               any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND
---------------------

   INVESTMENT OBJECTIVE        To provide maximum total return primarily through
                               capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT        The Fixed Income III Fund invests primarily in
   STRATEGIES                  fixed-income securities. In particular, the Fund
                               holds fixed income securities issued or
                               guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS             An investment in the Fixed Income III Fund, like
                               any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE        To generate a high level of total return through
                               above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT        The Real Estate Securities Fund seeks to achieve
   STRATEGIES                  its objective by concentrating its investments in
                               equity and debt securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The
                               Fund invests in companies which are predominantly
                               US based.

                               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                               The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS             An investment in the Real Estate Securities Fund,
                               like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE        To provide maximum total return primarily through
                               capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT        The Emerging Markets Fund will primarily invest
   STRATEGIES                  in equity securities of companies that are
                               located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan,
                               Australia and most countries located in Western
                               Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS             An investment in the Emerging Markets Fund, like
                               any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE        The preservation of capital and the generation of
                               current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT        The Short Term Bond Fund invests primarily in
   STRATEGIES                  fixed-income securities. In particular, the Fund
                               holds fixed income securities issued or
                               guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                               A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.62 years as of December 31, 2001, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS             An investment in the Short Term Bond Fund, like
                               any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

   An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   PERFORMANCE



  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds and of Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The return for Class E Shares (both before and after tax) may be lower than the Class I or Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares or Class S Shares, as applicable, are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

  Returns for Class E Shares of each Fund prior to the date Fund first issued Class E Shares are those of the Fund's Class I or Class S Shares and therefore do not reflect deduction of shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: Emerging Markets Fund-September 22, 1998; Real Estate Securities Fund-November 4, 1996; Short Term Bond Fund-February 18, 1999; and all other Funds-May 14, 1999.



  The returns shown for the Class E Shares of the Real Estate Securities Fund reflect the deduction of Rule 12b-1 distribution fees from the date that Fund's Class E Shares were first issued on November 4, 1996 until May 18, 1998. Effective May 18, 1998, Class E Shares of the Real Estate Securities Fund no longer charged Rule 12b-1 distribution fees, which had reduced returns prior to that date. The results shown have not been increased to reflect the effect of the elimination of those fees.

  Because the Select Growth Fund and Select Value Funds had not been in operation for a full calendar year as of the date of this Prospectus, their performance history and average annual returns are not included. Performance history and average annual total returns will be available for these Funds after they have been in operation for one calendar year.

  Past performance, both before-tax and after-tax, is no indication of future results.

                                  EQUITY I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class I

                                     [LOGO]

                                 1992     9.02%
                                 1993    11.61%
                                 1994     0.79%
                                 1995    35.94%
                                 1996    23.58%
                                 1997    32.02%
                                 1998    25.10%
                                 1999    18.98%
                                 2000   (10.46)%
                                 2001   (14.49)%



                         BEST QUARTER:  22.53% (4Q/98)
                         WORST QUARTER: (16.01%) (3Q/01)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           -------- --------- ----------
Return Before Taxes, Class E  . . . . . . . . .   (14.67)%   8.37%     11.90%
Return Before Taxes, Class I  . . . . . . . . .   (14.49)%   8.51%     11.97%
Return After Taxes on Distributions, Class I  .   (14.81)%   5.44%      8.51%
Return After Taxes on Distributions and Sale of
Fund Shares, Class I  . . . . . . . . . . . . .    (8.81)%   5.97%      8.52%

Russell 1000(R) Index . . . . . . . . . . . . .   (12.45)%  10.50%     12.85%
-------------------------------------------------------------------------------

                                  EQUITY Q FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class I

                                     [LOGO]

                                 1992     9.97%
                                 1993    13.80%
                                 1994     0.99%
                                 1995    37.91%
                                 1996    23.67%
                                 1997    33.07%
                                 1998    25.98%
                                 1999    21.96%
                                 2000    (7.30)%
                                 2001   (10.31)%



                         BEST QUARTER:  23.00% (4Q/98)
                         WORST QUARTER: (15.06%) (3Q/01)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           -------- --------- ----------
Return Before Taxes, Class E  . . . . . . . . .   (10.47)%  11.07%     13.79%
Return Before Taxes, Class I  . . . . . . . . .   (10.31)%  11.19%     13.85%
Return After Taxes on Distributions, Class I  .   (10.57)%   8.02%     10.48%
Return After Taxes on Distributions and Sale of
Fund Shares, Class I  . . . . . . . . . . . . .    (6.28)%   8.31%     10.30%

Russell 1000 Index    . . . . . . . . . . . . .   (12.45)%  10.50%     12.85%
-------------------------------------------------------------------------------

                                 EQUITY II FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class I

                                     [LOGO]

                                 1992    13.31%
                                 1993    16.70%
                                 1994    (2.60)%
                                 1995    28.67%
                                 1996    18.51%
                                 1997    28.66%
                                 1998     0.70%
                                 1999    22.60%
                                 2000     9.40%
                                 2001    (1.93)%



                         BEST QUARTER:  20.13% (4Q/01)
                         WORST QUARTER: (21.69%) (3Q/98)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           -------- --------- ----------
Return Before Taxes, Class E . . . . . . . . . .   (2.09)%  11.11%     12.76%
Return Before Taxes, Class I . . . . . . . . . .   (1.93)%  11.25%     12.83%
Return After Taxes on Distributions, Class I . .   (2.08)%   8.45%      9.58%
Return After Taxes on Distributions and Sale of
Fund Shares, Class I . . . . . . . . . . . . . .   (1.18)%   8.20%      9.28%

Russell 2500(TM) Index     . . . . . . . . . . .    1.22%   10.34%     13.14%
-------------------------------------------------------------------------------

                                 EQUITY III FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class I

                                     [LOGO]

                                 1992    12.30%
                                 1993    14.95%
                                 1994     1.16%
                                 1995    35.96%
                                 1996    20.90%
                                 1997    33.13%
                                 1998    11.53%
                                 1999     0.25%
                                 2000     1.15%
                                 2001    (7.51)%



                         BEST QUARTER:  15.32% (2Q/97)
                         WORST QUARTER: (13.78%) (3Q/98)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Return Before Taxes, Class E . . . . . . . . . .   (7.73)%   6.70%     11.49%
Return Before Taxes, Class I . . . . . . . . . .   (7.51)%   6.84%     11.56%
Return After Taxes on Distributions, Class I . .   (7.89)%   3.62%      7.52%
Return After Taxes on Distributions and Sale of
Fund Shares, Class I . . . . . . . . . . . . . .   (4.58)%   4.52%      7.84%

Russell 1000(R) Value Index    . . . . . . . . .   (5.59)%  11.13%     14.16%
-------------------------------------------------------------------------------

                               INTERNATIONAL FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class I


                                     [LOGO]

                                 1992     (6.11)%
                                 1993     35.56%
                                 1994      5.38%
                                 1995     10.71%
                                 1996      7.98%
                                 1997      0.58%
                                 1998     13.52%
                                 1999     30.46%
                                 2000    (11.35)%
                                 2001    (21.80)%



                         BEST QUARTER:  18.77% (4Q/99)
                         WORST QUARTER: (15.78%) (3Q/98)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           -------- --------- ----------
Return Before Taxes, Class E  . . . . . . . . .   (22.00)%   0.51%     5.10%
Return Before Taxes, Class I  . . . . . . . . .   (21.80)%   0.64%     5.17%
Return After Taxes on Distributions, Class I  .   (21.80)%  (0.66)%    3.54%
Return After Taxes on Distributions and Sale of
Fund Shares, Class I  . . . . . . . . . . . . .   (13.15)%   0.39%     3.81%

MSCI EAFE Index . . . . . . . . . . . . . . . .   (21.21)%   1.17%     4.76%
-------------------------------------------------------------------------------

                               FIXED INCOME I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class I

                                     [LOGO]

                                 1992     7.26%
                                 1993    10.46%
                                 1994    (2.97)%
                                 1995    18.03%
                                 1996     3.75%
                                 1997     9.42%
                                 1998     8.37%
                                 1999    (1.04)%
                                 2000    11.51%
                                 2001     8.09%



                         BEST QUARTER:  5.78% (2Q/95)
                         WORST QUARTER: (2.75%) (1Q/94)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001             1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------- --------- ----------
Return Before Taxes, Class E  . . . . . . . . . .    7.91%    7.04%     7.06%
Return Before Taxes, Class I  . . . . . . . . . .    8.09%    7.18%     7.12%
Return After Taxes on Distributions, Class I  . .    5.34%    4.49%     4.23%
Return After Taxes on Distributions and Sale of
Fund Shares, Class I  . . . . . . . . . . . . . .    4.99%    4.42%     4.28%

Lehman Brothers Aggregate Bond Index  . . . . . .    8.44%    7.43%     7.23%

30-DAY YIELDS FOR THE YEAR ENDED
DECEMBER 31, 2001                                  CURRENT
--------------------------------                   -------
Class E . . . . . . . . . . . . . . . . . . . . .    4.19%
Class I . . . . . . . . . . . . . . . . . . . . .    4.41%
--------------------------------------------------------------------------------

  To obtain current yield information, please call 1-800-787-7354.

                              FIXED INCOME III FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class I

                                     [LOGO]

                                 1994    (3.89)%
                                 1995    17.99%
                                 1996     4.88%
                                 1997     9.64%
                                 1998     6.80%
                                 1999    (0.29)%
                                 2000    10.31%
                                 2001     7.62%



                         BEST QUARTER:  6.10% (2Q/95)
                         WORST QUARTER: (3.12%) (1Q/94)




-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                           SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS  INCEPTION*
---------------------------------------            -------  -------  ----------
Return Before Taxes, Class E  . . . . . . . . . .   7.37%   6.62%      6.85%
Return Before Taxes, Class I  . . . . . . . . . .   7.62%   6.75%      6.92%
Return After Taxes on Distributions, Class I  . .   4.72%   3.91%      4.15%
Return After Taxes on Distributions and Sale
of Fund Shares, Class I . . . . . . . . . . . . .   4.61%   4.00%      4.17%

Lehman Brothers Aggregate Bond Index  . . . . . .   8.44%   7.43%      7.06%

30-DAY YIELDS FOR THE YEAR ENDED
DECEMBER 31, 2001                                  CURRENT
--------------------------------                   -------
Class E . . . . . . . . . . . . . . . . . . . . .   4.52%
Class I . . . . . . . . . . . . . . . . . . . . .   4.74%
-------------------------------------------------------------------------------



 * The Fixed Income III Fund commenced operations on January 29, 1993.

  To obtain current yield information, please call 1-800-787-7354.

                           REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class S

                                     [LOGO]

                                 1992    17.29%
                                 1993    17.42%
                                 1994     7.24%
                                 1995    10.87%
                                 1996    36.81%
                                 1997    18.99%
                                 1998   (15.94)%
                                 1999     0.54%
                                 2000    29.36%
                                 2001     7.68%



                         BEST QUARTER:  20.02% (1Q/93)
                         WORST QUARTER: (10.26%) (3Q/98)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Return Before Taxes, Class E . . . . . . . . . .    7.39%    6.58%     11.89%
Return Before Taxes, Class S . . . . . . . . . .    7.68%    6.97%     12.11%
Return After Taxes on Distributions, Class S . .    5.37%    4.29%      9.20%
Return After Taxes on Distributions and Sale of
Fund Shares, Class S . . . . . . . . . . . . . .    4.62%    4.28%      8.64%

NAREIT Equity REIT Index . . . . . . . . . . . .   13.93%    6.38%     11.62%
-------------------------------------------------------------------------------

                              EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class S

                                     [LOGO]

                                 1994    (5.83)%
                                 1995    (8.21)%
                                 1996    12.26%
                                 1997    (3.45)%
                                 1998   (27.57)%
                                 1999    49.03%
                                 2000   (30.76)%
                                 2001    (3.38)%



                         BEST QUARTER:  27.94% (4Q/99)
                         WORST QUARTER: (22.05%) (3Q/01)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2001          1 YEAR   5 YEARS   INCEPTION*
---------------------------------------          -------  -------  ------------
Return Before Taxes, Class E . . . . . . . . . .  (3.60)%  (7.08)%    (0.53)%
Return Before Taxes, Class S . . . . . . . . . .  (3.38)%  (6.96)%    (0.46)%
Return After Taxes on Distributions, Class S . .  (3.32)%  (7.13)%    (0.98)%
Return After Taxes on Distributions and Sale of
Fund Shares, Class S . . . . . . . . . . . . . .  (1.92)%  (5.41)%    (0.49)%

S&P/IFC Investable Composite Index . . . . . . .   1.76%   (5.05)%     2.32%
-------------------------------------------------------------------------------



 * The Emerging Markets Fund commenced operations on January 29, 1993.

                              SHORT TERM BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class S

                                     [LOGO]

                                 1992     2.74%
                                 1993     6.98%
                                 1994     0.82%
                                 1995     9.95%
                                 1996     4.76%
                                 1997     6.02%
                                 1998     6.09%
                                 1999     3.03%
                                 2000     7.63%
                                 2001     8.30%



                         BEST QUARTER:  3.16% (3Q/01)
                         WORST QUARTER: (0.72%) (1Q/94)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Return Before Taxes, Class E . . . . . . . . . .    8.03%    6.04%     5.52%
Return Before Taxes, Class S . . . . . . . . . .    8.30%    6.19%     5.59%
Return After Taxes on Distributions, Class S . .    5.90%    3.85%     3.22%
Return After Taxes on Distributions and Sale of
Fund Shares, Class S . . . . . . . . . . . . . .    5.02%    3.78%     3.29%

Merrill Lynch 1-2.99 Years Treasury Index  . . .    8.30%    6.59%     6.09%


30-DAY YIELDS FOR THE YEAR ENDED
DECEMBER 31, 2001                                  CURRENT
--------------------------------                   -------
Class E. . . . . . . . . . . . . . . . . . . . .    4.19%
Class S. . . . . . . . . . . . . . . . . . . . .    4.45%
-------------------------------------------------------------------------------



  To obtain current yield information, please call 1-800-787-7354.

                                FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Classes E, I and S . . . . .       None            None            None           None        None

  If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                       OTHER EXPENSES
                                         (INCLUDING
                                        ADMINISTRATIVE   TOTAL GROSS
                                           FEES AND      ANNUAL FUND    FEE WAIVERS         TOTAL NET
                              ADVISORY    SHAREHOLDER     OPERATING     AND EXPENSE        ANNUAL FUND
                                FEE*    SERVICING FEES)   EXPENSES    REIMBURSEMENTS#   OPERATING EXPENSES
                              --------  ---------------  -----------  ---------------   ------------------
CLASS E SHARES**
 Equity I Fund  . . . . . .    0.55%         0.37%          0.92%          0.00%              0.92%
 Equity Q Fund  . . . . . .    0.55%         0.34%          0.89%          0.00%              0.89%
 Equity II Fund . . . . . .    0.70%         0.38%          1.08%          0.00%              1.08%
 Select Growth Fund#+ . . .    0.80%         1.39%          2.19%         (0.80)%             1.39%
 Select Value Fund#+  . . .    0.70%         1.23%          1.93%         (0.64)%             1.29%
 Equity III Fund  . . . . .    0.55%         0.63%          1.18%          0.00%              1.18%
 International Fund . . . .    0.70%         0.56%          1.26%          0.00%              1.26%
 Fixed Income I Fund  . . .    0.25%         0.36%          0.61%          0.00%              0.61%
 Fixed Income III Fund# . .    0.50%         0.43%          0.93%          0.00%              0.93%
 Real Estate
 Securities Fund#+  . . . .    0.80%         0.90%          1.70%         (0.28)%             1.42%
 Emerging Markets Fund  . .    1.15%         1.18%          2.33%          0.00%              2.33%
 Short Term Bond Fund#  . .    0.45%         0.46%          0.91%         (0.14)%             0.77%

CLASS I SHARES
 Equity I Fund. . . . . . .    0.55%         0.16%          0.71%          0.00%              0.71%
 Equity Q Fund  . . . . . .    0.55%         0.15%          0.70%          0.00%              0.70%
 Equity II Fund . . . . . .    0.70%         0.20%          0.90%          0.00%              0.90%
 Select Growth Fund#. . . .    0.80%         0.94%          1.74%         (0.85)%             0.89%
 Select Value Fund# . . . .    0.70%         0.78%          1.48%         (0.69)%             0.79%
 Equity III Fund  . . . . .    0.55%         0.38%          0.93%          0.00%              0.93%
 International Fund . . . .    0.70%         0.36%          1.06%          0.00%              1.06%
 Fixed Income I Fund. . . .    0.25%         0.14%          0.39%          0.00%              0.39%
 Fixed Income III Fund  . .    0.50%         0.22%          0.72%          0.00%              0.72%

CLASS S SHARES
 Real Estate
 Securities Fund# . . . . .    0.80%         0.37%          1.17%          0.00%              1.17%
 Emerging Markets Fund  . .    1.15%         0.93%          2.08%          0.00%              2.08%
 Short Term Bond Fund#  . .    0.45%         0.21%          0.66%         (0.14)%             0.52%

* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

**" Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

# For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed 0.01% and 0.26%, respectively, of the average daily net assets of those Classes on an annual basis.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed 0.01% and 0.26%, respectively, of the average daily net assets of those Classes on an annual basis.

     For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, February 28, 2003,up to the full amount of its transfer agency fees for the Class E Shares to the extent that such fees exceed 0.05% of the average daily net assets of that Class on an annual basis. Transfer agency fees are class-level expenses for the Fixed Income III Fund.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed 0.24% of the average daily net assets of this Class on an annual basis.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

+ Annual operating expenses for this Class of Shares of the Select Growth and Select Value Funds have been restated to reflect actual transfer agency fees expected to be incurred during the fiscal year ending October 31, 2002. Annual operating expenses for this Class of Shares of the Real Estate Securities Fund have been restated to reflect transfer agency fees for the fiscal year ending October 31, 2002 as Class-level expenses.

Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.



  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2003.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS E SHARES
 Equity I Fund . . . . . . . . . . . . .    $ 94    $294    $  510     $1,132
 Equity Q Fund . . . . . . . . . . . . .      91     284       493      1,096
 Equity II Fund  . . . . . . . . . . . .     110     343       595      1,317
 Select Growth Fund  . . . . . . . . . .     142     609     1,102      2,461
 Select Value Fund . . . . . . . . . . .     131     543       982      2,201
 Equity III Fund . . . . . . . . . . . .     120     375       650      1,433
 International Fund  . . . . . . . . . .     128     399       691      1,522
 Fixed Income I Fund . . . . . . . . . .      62     195       340        762
 Fixed Income III Fund . . . . . . . . .      95     297       515      1,144
 Real Estate Securities Fund . . . . . .     145     509       897      1,986
 Emerging Markets Fund . . . . . . . . .     236     727     1,245      2,666
 Short Term Bond Fund  . . . . . . . . .      79     277       491      1,107

CLASS I SHARES
 Equity I Fund . . . . . . . . . . . . .    $ 73    $228    $  396     $  882
 Equity Q Fund . . . . . . . . . . . . .      72     225       391        871
 Equity II Fund  . . . . . . . . . . . .      92     288       500      1,110
 Select Growth Fund  . . . . . . . . . .      91     465       864      1,980
 Select Value Fund . . . . . . . . . . .      81     400       742      1,709
 Equity III Fund . . . . . . . . . . . .      95     297       515      1,144
 International Fund  . . . . . . . . . .     108     337       584      1,293
 Fixed Income I Fund . . . . . . . . . .      40     126       220        494
 Fixed Income III Fund . . . . . . . . .      74     231       401        896

CLASS S SHARES
 Real Estate Securities Fund . . . . . .    $119    $372    $  644     $1,420
 Emerging Markets Fund . . . . . . . . .     211     652     1,119      2,411
 Short Term Bond Fund  . . . . . . . . .      53     197       354        810

                         SUMMARY COMPARISON OF THE FUNDS

           FUND                                    FOCUS
---------------------------  ------------------------------------------------
Equity I Fund. . . . . . .   Income and capital growth
Equity Q Fund. . . . . . .   Total return
Equity II Fund . . . . . .   Maximum total return primarily through capital
                             appreciation
Select Growth Fund . . . .   Maximum total return primarily through capital
                             appreciation
Select Value Fund. . . . .   Maximum total return primarily through capital
                             appreciation
Equity III Fund. . . . . .   Capital appreciation
International Fund . . . .   Total return
Fixed Income I Fund  . . .   Current income and diversification
Fixed Income III Fund. . .   Maximum total return primarily through capital
                             appreciation
Real Estate Securities
Fund . . . . . . . . . . .   Total return
Emerging Markets Fund. . .   Maximum total return primarily through capital
                             appreciation
Short Term Bond Fund . . .   Preservation of capital and generation of current
                             income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES

EQUITY I FUND
-------------

   INVESTMENT OBJECTIVE        To provide income and capital growth by investing
                               principally in equity securities.

   PRINCIPAL INVESTMENT        The Equity I Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 .   Growth Style emphasizes investments in
                                     equity securities of companies with
                                     above-average earnings growth prospects.
                                     These companies are generally found in the technology, health care, consumer and service sectors.

                                 .   Value Style emphasizes investments in
                                     equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                                 .   Market-Oriented Style emphasizes
                                     investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY Q FUND
-------------

   INVESTMENT OBJECTIVE        To provide a total return greater than the total
                               return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000
                               Index.

   PRINCIPAL INVESTMENT        The Equity Q Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               Each of the Fund's money managers use
                               quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY II FUND
--------------

   INVESTMENT OBJECTIVE        To maximize total return primarily through
                               capital appreciation and assuming a higher level of volatility than the Equity I Fund.

   PRINCIPAL INVESTMENT        The Equity II Fund invests primarily in common
   STRATEGIES                  stocks of small and medium capitalization
                               companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The
                               Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 .   Growth Style emphasizes investments in
                                     equity securities of companies with
                                     above-average earnings growth prospects.
                                     These companies are generally found in the technology, health care, consumer and service sectors.

                                 .   Value Style emphasizes investments in
                                     equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                                 .   Market-Oriented Style emphasizes
                                     investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND
------------------

   INVESTMENT OBJECTIVE        To provide capital appreciation.

   PRINCIPAL INVESTMENT        The Select Growth Fund invests primarily in large
   STRATEGIES                  and medium capitalization stocks with some
                               exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                               Small capitalization companies include all other
                               US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND
-----------------

   INVESTMENT OBJECTIVE        To provide capital appreciation.

   PRINCIPAL INVESTMENT        The Select Value Fund invests primarily in large
   STRATEGIES                  and medium capitalization value stocks with some
                               exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                               Small capitalization companies include all other
                               US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND
---------------

   INVESTMENT OBJECTIVE        To provide capital appreciation.

   PRINCIPAL INVESTMENT        The Equity III Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                                 .   Low Price/Earnings Ratio Substyle
                                     emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND
------------------

   INVESTMENT OBJECTIVE        To provide favorable total return and additional
                               diversification for US investors.

   PRINCIPAL INVESTMENT        The International Fund invests primarily in
   STRATEGIES                  equity securities issued by companies domiciled
                               outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                               Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 .   Growth Style emphasizes investments in
                                     equity securities of companies with
                                     above-average earnings growth prospects.
                                     These companies are generally found in the technology, health care, consumer and service sectors.

                                 .   Value Style emphasizes investments in
                                     equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                                 .   Market-Oriented Style emphasizes
                                     investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND
-------------------

   INVESTMENT OBJECTIVE        To provide effective diversification against
                               equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT        The Fixed Income I Fund invests primarily in
   STRATEGIES                  investment grade fixed-income securities. Fixed
                               income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND
---------------------

   INVESTMENT OBJECTIVE        To provide maximum total return primarily through
                               capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT        The Fixed Income III Fund invests primarily in
   STRATEGIES                  fixed-income securities. Fixed income securities,
                               also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE        To generate a high level of total return through
                               above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT        The Real Estate Securities Fund seeks to achieve
   STRATEGIES                  its objective by concentrating its investments in
                               equity and debt securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE        To provide maximum total return primarily through
                               capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT        The Emerging Markets Fund will primarily invest
   STRATEGIES                  in equity securities of companies that are
                               located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United
                               Nations considers to be emerging or developing.
                               These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging
                               Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                               The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE        The preservation of capital and the generation of
                               current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT        The Short Term Bond Fund invests primarily in
   STRATEGIES                  fixed-income securities. Fixed income securities,
                               also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.62 years as of December 31, 2001, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

RISK ASSOCIATED WITH            DESCRIPTION                     RELEVANT FUND
--------------------    ----------------------------       ---------------------
MULTI-MANAGER APPROACH  The investment styles employed     All Funds
                        by a Fund's money managers may
                        not be complementary. The
                        interplay of the various
                        strategies employed by a Fund's
                        multiple money managers may
                        result in a Fund holding a
                        concentration of certain types
                        of securities. This
                        concentration may be beneficial
                        or detrimental to a Fund's
                        performance depending upon the
                        performance of those securities
                        and the overall economic
                        environment. The multi-manager
                        approach could result in a high
                        level of portfolio turnover,
                        resulting in higher Fund
                        brokerage expenses and
                        increased tax liability from a
                        Fund's realization of capital
                        gains.

EQUITY SECURITIES       The value of equity securities     Equity I
                        will rise and fall in response     Equity II
                        to the activities of the           Equity III
                        company that issued the stock,     Equity Q
                        general market conditions and/     International
                        or economic conditions.            Emerging Markets
                                                           Real Estate Securities
                                                           Select Growth
                                                           Select Value

  .  Value Stocks       Investments in value stocks are    Equity I
                        subject to risks that (i) their    Equity II
                        intrinsic values may never be      Equity III
                        realized by the market or (ii)     Equity Q
                        such stock may turn out not to     International
                        have been undervalued.             Select Value

  .  Growth Stocks      Growth company stocks may          Equity I
                        provide minimal dividends which    Equity II
                        could otherwise cushion stock      Equity Q
                        prices in a market decline. The    International
                        value of growth company stocks     Select Growth
                        may rise and fall significantly
                        based, in part, on investors'
                        perceptions of the company,
                        rather than on fundamental
                        analysis of the stocks.

  .  Market-Oriented    Market-oriented investments are    Equity I
     Investments        generally subject to the risks     Equity II
                        associated with growth and         Equity Q
                        value stocks.                      International

  .  Securities of      Investments in smaller             Equity II
     Small              companies may involve greater      Select Growth
     Capitalization     risks because these companies      Select Value
     Companies          generally have a limited track
                        record. Smaller companies often
                        have narrower markets and more
                        limited managerial and
                        financial resources than
                        larger, more established
                        companies. As a result, their
                        performance can be more
                        volatile, which may increase
                        the volatility of a Fund's
                        portfolio.

FIXED-INCOME            Prices of fixed-income             Short Term Bond
SECURITIES              securities rise and fall in        Fixed Income I
                        response to interest rate          Fixed Income III
                        changes. Generally, when
                        interest rates rise, prices of
                        fixed-income securities fall.
                        The longer the duration of the
                        security, the more sensitive
                        the security is to this risk. A
                        1% increase in interest rates
                        would reduce the value of a
                        $100 note by approximately one
                        dollar if it had a one-year
                        duration, but would reduce its
                        value by approximately fifteen
                        dollars if it had a 15-year
                        duration. There is also a risk
                        that one or more of the
                        securities will be downgraded
                        in credit rating or go into
                        default. Lower-rated bonds
                        generally have higher credit
                        risks.

  .  Non-Investment     Although lower rated debt          Short Term Bond
     Grade Fixed-Income securities generally offer a       Fixed Income III
     Securities         higher yield than higher rated
                        debt securities, they involve
                        higher risks. They are
                        especially subject to:

                          .   Adverse changes in
                              general economic
                              conditions and in the
                              industries in which their
                              issuers are engaged,

                          .   Changes in the financial
                              condition of their
                              issuers and

                          .   Price fluctuations in
                              response to changes in
                              interest rates.

                        As a result, issuers of lower
                        rated debt securities are more
                        likely than other issuers to
                        miss principal and interest
                        payments or to default which
                        could result in a loss to a
                        Fund.

INTERNATIONAL           A Fund's return and net asset      International
SECURITIES              value may be significantly         Emerging Markets
                        affected by political or           Short Term Bond
                        economic conditions and            Fixed Income I
                        regulatory requirements in a       Fixed Income III
                        particular country. Non-US
                        markets, economies and
                        political systems may be less
                        stable than US markets, and
                        changes in exchange rates of
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards typically
                        are not as strict as they are
                        in the US and there may be less
                        public information available
                        about foreign companies. Non-US
                        securities markets may be less
                        liquid and have fewer
                        transactions than US securities
                        markets. Additionally,
                        international markets may
                        experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  .  Non-US Debt        A Fund's non-US debt             Short Term Bond
     Securities         securities are typically         Fixed Income I
                        obligations of sovereign         Fixed Income III
                        governments and corporations.
                        These securities are
                        particularly subject to a risk
                        of default from political
                        instability.

  .  Emerging Market    Investments in emerging or       Emerging Markets
     Countries          developing markets involve       Fixed Income III
                        exposure to economic structures
                        that are generally less diverse
                        and mature, and to political
                        systems which have less
                        stability than those of more
                        developed countries. Emerging
                        market securities are subject to
                        currency transfer restrictions
                        and may experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  .  Instruments of US  Non-US corporations and banks    Short Term Bond
     and Foreign Banks  issuing dollar denominated       Fixed Income I
     and Branches and   instruments in the US are not    Fixed Income III
     Foreign            necessarily subject to the
     Corporations,      same regulatory requirements
     Including Yankee   that apply to US corporations
     Bonds              and banks, such as accounting,
                        auditing and recordkeeping
                        standards, the public
                        availability of information
                        and, for banks, reserve
                        requirements, loan limitations
                        and examinations. This
                        increases the possibility that
                        a non-US corporation or bank
                        may become insolvent or
                        otherwise unable to fulfill
                        its obligations on these
                        instruments.

DERIVATIVES (E.G.       If a Fund incorrectly            Short Term Bond
FUTURES CONTRACTS,      forecasts interest rates in      Fixed Income I
OPTIONS ON FUTURES,     using derivatives, the Fund      Fixed Income III
INTEREST RATE SWAPS)    could lose money. Price
                        movements of a futures
                        contract, option or structured
                        note may not be identical to
                        price movements of portfolio
                        securities or a securities
                        index resulting in the risk
                        that, when a Fund buys a
                        futures contract or option as a
                        hedge, the hedge may not be
                        completely effective.

REAL ESTATE SECURITIES  Just as real estate values go    Real Estate Securities
                        up and down, the value of the
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that invests
                        in real estate securities is
                        also subject to the risks
                        associated with direct
                        ownership of real estate.
                        Additional risks include
                        declines in the value of real
                        estate, changes in general and
                        local economic conditions,
                        increases in property taxes and
                        changes in tax laws and
                        interest rates. The value of
                        securities of companies that
                        service the real estate
                        industry may also be affected
                        by such risks.

  .  REITs              REITs may be affected by           Real Estate Securities
                        changes in the value of the
                        underlying properties owned by
                        the REITs and by the quality
                        of any credit extended.
                        Moreover, the underlying
                        portfolios of REITs may not be
                        diversified, and therefore are
                        subject to the risk of
                        financing a single or a limited
                        number of projects. REITs are
                        also dependent upon management
                        skills and are subject to heavy
                        cash flow dependency, defaults
                        by borrowers, self-liquidation
                        and the possibility of failing
                        either to qualify for tax-free
                        pass through of income under
                        federal tax laws or to
                        maintain their exemption from
                        certain federal securities
                        laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are          Fixed Income I
                        affected by economic, business or  Fixed Income III
                        political developments.            Short Term Bond
                        These securities may be
                        subject to provisions of
                        litigation, bankruptcy and
                        other laws affecting the rights
                        and remedies of creditors, or
                        may become subject to future
                        laws extending the time for
                        payment of principal and/or
                        interest, or limiting the
                        rights of municipalities to
                        levy taxes.

REPURCHASE AGREEMENTS   Under a repurchase agreement,      Fixed Income I
                        a bank or broker sells             Fixed Income III
                        securities  to a Fund and          Short Term Bond
                        agrees to repurchase them at
                        the Fund's cost plus interest.
                        If the value of the securities
                        declines and the bank or
                        broker defaults on its
                        repurchase obligation, a Fund
                        could incur a loss.

EXPOSING LIQUIDITY      By exposing its liquidity          Equity I
RESERVES TO EQUITY      reserves to an equity market,      Equity II
MARKETS                 principally by use of equity       Equity III
                        index futures but also by use      Equity Q
                        of exchange traded and             International
                        over-the-counter options and       Real Estate Securities
                        equity index swaps, a Fund's       Select Growth
                        performance tends to               Select Value
                        correlate more closely to the      Emerging Markets
                        performance of that market as
                        a whole. However, the market
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and reduces
                        a Fund's performance if the
                        particular equity market
                        declines.

SECURITIES LENDING      If a borrower of a Fund's          All Funds
                        securities fails financially,
                        the Fund's recovery of the
                        loaned securities may be
                        delayed or the Fund may lose
                        its rights to the collateral
                        which could result in a loss
                        to a Fund.

                             MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2001, managed over $16.9 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2001.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June
    1989.

  . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

  . Randal C. Burge, who has been Director, Portfolio Management since December
    2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

  . Jean Carter, who has been Director, North American IMG since December 2001.
    From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
    Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

  . Bruce A. Eidelson, who has been a Portfolio Manager of Russell Real Estate
    Advisors Inc. ("RREA"), an affiliate of FRIMCo, since January 2002. From 1999 to 2001, Mr. Eidelson was Director of Real Estate Advisory Services of RREA. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June
    2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
    FRIMCo.

  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
    Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996.

  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.

  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

  The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.60%; Equity Q Fund, 0.60%; Equity II Fund, 0.75%; Select Growth Fund, 0.85%; Select Value Fund 0.75%; Equity III Fund, 0.60%; International Fund, 0.75%; Fixed Income I Fund, 0.30%; Fixed Income III Fund, 0.55%; Real Estate Securities Fund, 0.85%; Emerging Markets Fund, 1.20%; and Short Term Bond Fund, 0.50%. Of these aggregate amounts 0.05% is attributable to administrative services.



  For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed 0.01% and 0.26%, respectively, of the average daily net assets of those Classes on an annual basis.

  For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed 0.01% and 0.26%, respectively, of the average daily net assets of those Classes on an annual basis.

  For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, February 28, 2003, up to the full amount of its transfer agency fees for the Class E Shares to the extent that such fees exceed 0.05% of the average daily net assets of that Class on an annual basis. Transfer agency fees are a class-level expense for the Fixed Income III Fund.

  For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, an amount up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed 0.24% of the average daily net assets of this Class on an annual basis.

  Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                               THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                               PORTFOLIO TURNOVER

  The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

DECLARED                       PAYABLE                       FUNDS
--------                ----------------------  -----------------------------
Quarterly . . . . . .   Mid: April, July,       Equity I, Equity III, Equity Q,
                        October and December    Real Estate Securities, Short
                                                Term Bond, Fixed Income I,
                                                Fixed Income III and Select
                                                Value Funds
Annually. . . . . . .   Mid-December            International, Emerging
                                                Markets, Equity II and Select
                                                Growth Funds

CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT



  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, P.O. Box 8420, Boston, MA 02266-8420.

                                      TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

  If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q, Real Estate Securities, Select Growth or Select Value Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

  By law, a Fund must withhold 30% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE



  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

  The Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds offer multiple Classes of Shares: Class E Shares and Class I Shares. The Emerging Markets, Real Estate Securities and Short Term Bond Funds offer multiple Classes of Shares: Class E Shares and Class S Shares. The Select Growth and Select Value Funds offer multiple Classes of Shares: Class E Shares and Class I Shares.

     CLASS E SHARES participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     CLASS I AND CLASS S SHARES do not participate in the shareholder servicing plan.

                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

  MINIMUM INVESTMENT FOR THE EQUITY I, EQUITY II, EQUITY III, EQUITY Q, INTERNATIONAL, FIXED INCOME I AND FIXED INCOME III FUNDS. For each of the Class E and Class I Shares of these Funds, there is a $250,000 minimum initial investment for each account in each Fund.

  MINIMUM INVESTMENT FOR THE EMERGING MARKETS, REAL ESTATE SECURITIES AND SHORT TERM BOND FUNDS. For each of the Class E and Class S Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund.

  MINIMUM INVESTMENT FOR THE SELECT GROWTH AND SELECT VALUE FUNDS. For the Class E Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund. For the Class I Shares of these Funds, there is a minimum initial investment of $250,000 for each account in each Fund.

  Each Fund reserves the right to close any account whose balance falls below $1,000.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Each Fund reserves the right to reject any purchase order for any reason.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, P.O. Box 8420, Boston, MA 02266-8420. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.



  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES



  Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.



  You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.

UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.

Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.

Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please
                                            provide a copy of the trust document certified
                                            within the last 60 days.


Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.

SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

EQUITY I FUND--CLASS E SHARES




                                                 FISCAL
                                               YEAR ENDED
                                               OCTOBER 31,
                                               -----------
                                                  2001        2000*     1999**
                                                 -------     -------   --------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . .    $ 35.21     $ 37.51    $ 38.01
                                                 -------     -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . .        .15         .11        .13
 Net realized and unrealized gain (loss). . .      (9.62)      (1.64)      3.11
                                                 -------     -------    -------
  Total income from operations. . . . . . . .      (9.47)      (1.53)      3.24
                                                 -------     -------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . .       (.13)       (.14)      (.12)
 From net realized gain . . . . . . . . . . .       (.36)       (.63)     (3.62)
                                                 -------     -------    -------
  Total distributions . . . . . . . . . . . .       (.49)       (.77)     (3.74)
                                                 -------     -------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . .    $ 25.25     $ 35.21    $ 37.51
                                                 =======     =======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . .     (27.13)      (4.02)      8.97

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . .     30,646      43,171     49,284
 Ratios to average net assets (%)(c):
  Operating expenses. . . . . . . . . . . . .        .92         .96        .95
  Net investment income . . . . . . . . . . .        .51         .38        .57

 Portfolio turnover rate (%). . . . . . . . .     144.94      144.37     111.56



 *   For the ten months ended October 31, 2000.
 **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

EQUITY I FUND--CLASS I SHARES




                                  FISCAL
                                YEAR ENDED
                                OCTOBER 31,                           YEAR ENDED DECEMBER 31,
                                -----------               ------------------------------------------------
                                   2001         2000*        1999         1998         1997         1996
                                 --------    ----------   ----------   ----------   ----------   ---------
NET ASSET VALUE, BEGINNING
OF PERIOD. . . . . . . . . . .   $  35.21    $    37.46   $    35.17   $    30.51   $    30.34    $  28.00
                                 --------    ----------   ----------   ----------   ----------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . .        .22           .19          .27          .27          .34         .42
 Net realized and
 unrealized gain (loss). . . .      (9.63)        (1.63)        6.18         7.10         8.89        5.96
                                 --------    ----------   ----------   ----------   ----------    --------
  Total income from
  operations . . . . . . . . .      (9.41)        (1.44)        6.45         7.37         9.23        6.38
                                 --------    ----------   ----------   ----------   ----------    --------
DISTRIBUTIONS
 From net investment income. .       (.21)         (.18)        (.28)        (.27)        (.34)       (.42)
 From net realized gain. . . .       (.36)         (.63)       (3.88)       (2.44)       (8.72)      (3.62)
                                 --------    ----------   ----------   ----------   ----------    --------
  Total distributions. . . . .       (.57)         (.81)       (4.16)       (2.71)       (9.06)      (4.04)
                                 --------    ----------   ----------   ----------   ----------    --------
NET ASSET VALUE, END OF
PERIOD . . . . . . . . . . . .   $  25.23    $    35.21   $    37.46   $    35.17   $    30.51    $  30.34
                                 ========    ==========   ==========   ==========   ==========    ========
TOTAL RETURN (%)(b)  . . . . .     (26.98)        (3.80)       18.98        25.10        32.02       23.58

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands). . . . . . . .    813,827     1,456,456    1,632,783    1,381,704    1,136,373     961,953
 Ratios to average net
 assets (%)(c):
  Operating expenses . . . . .        .71           .69          .69          .70          .70         .71
  Net investment income  . . .        .72           .64          .72          .82          .96        1.38

 Portfolio turnover
  rate (%) . . . . . . . . . .     144.94        144.37       111.56       100.68       110.75       99.51



*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

EQUITY Q FUND--CLASS E SHARES




                                                FISCAL
                                              YEAR ENDED
                                              OCTOBER 31,
                                              -----------
                                                 2001       2000*     1999**
                                               -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . .  $ 40.70     $ 41.58    $ 42.99
                                               -------     -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . .      .20         .13        .14
 Net realized and unrealized gain (loss). . .    (9.75)       (.12)      4.35
                                               -------     -------    -------
  Total income from operations. . . . . . . .    (9.55)        .01       4.49
                                               -------     -------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . .     (.17)       (.13)      (.24)
 From net realized gain . . . . . . . . . . .    (1.23)       (.76)     (5.66)
                                               -------     -------    -------
  Total distributions . . . . . . . . . . . .    (1.40)       (.89)     (5.90)
                                               -------     -------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . .  $ 29.75     $ 40.70    $ 41.58
                                               =======     =======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . .   (23.98)        .17      11.01

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . .   21,979      25,205     30,746
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . .      .89         .95        .94
  Operating expenses, gross . . . . . . . . .      .89         .96        .94
  Net investment income . . . . . . . . . . .      .58         .39        .55

 Portfolio turnover rate (%). . . . . . . . .    79.24       59.91      90.16



*   For the ten months ended October 31, 2000.
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

EQUITY Q FUND--CLASS I SHARES




                                 FISCAL
                               YEAR ENDED
                               OCTOBER 31,                          YEAR ENDED DECEMBER 31,
                               -----------                ----------------------------------------------
                                   2001         2000*        1999         1998        1997        1996
                                 --------    ----------   ----------   ----------   --------    --------
NET ASSET VALUE, BEGINNING
OF PERIOD. . . . . . . . . . .   $  40.69    $    41.55   $    40.22   $    35.90   $  32.94    $  30.40
                                 --------    ----------   ----------   ----------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . .        .26           .22          .34          .32        .44         .58
 Net realized and
 unrealized gain (loss). . . .      (9.72)         (.11)        8.03         8.53      10.01        6.33
                                 --------    ----------   ----------   ----------   --------    --------
  Total income from
  operations . . . . . . . . .      (9.46)          .11         8.37         8.85      10.45        6.91
                                 --------    ----------   ----------   ----------   --------    --------
DISTRIBUTIONS
 From net investment income. .       (.25)         (.21)        (.38)        (.32)      (.44)       (.59)
 From net realized gain. . . .      (1.23)         (.76)       (6.66)       (4.21)     (7.05)      (3.78)
                                 --------    ----------   ----------   ----------   --------    --------
  Total distributions. . . . .      (1.48)         (.97)       (7.04)       (4.53)     (7.49)      (4.37)
                                 --------    ----------   ----------   ----------   --------    --------
NET ASSET VALUE, END OF
PERIOD . . . . . . . . . . . .   $  29.75    $    40.69   $    41.55   $    40.22   $  35.90    $  32.94
                                 ========    ==========   ==========   ==========   ========    ========
TOTAL RETURN (%)(b)  . . . . .     (23.82)          .40        21.96        25.98      33.07       23.67

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands). . . . . . . .    983,176     1,355,536    1,363,336    1,175,900    987,760     818,281
 Ratios to average net
 assets (%)(c):
  Operating expenses . . . . .        .70           .68          .69          .69        .68         .71
  Net investment income  . . .        .77           .66          .80          .85       1.17        1.80

 Portfolio turnover
 rate (%)  . . . . . . . . . .      79.24         59.91        90.16        74.56      94.89       74.59



*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

EQUITY II FUND--CLASS E SHARES




                                                FISCAL
                                              YEAR ENDED
                                              OCTOBER 31,
                                              -----------
                                                 2001        2000*     1999**
                                                -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . .   $ 38.33     $ 35.71    $ 31.37
                                                -------     -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . .       .12         .03        .02
 Net realized and unrealized gain (loss). . .     (5.36)       3.32       5.99
                                                -------     -------    -------
  Total income from operations. . . . . . . .     (5.24)       3.35       6.01
                                                -------     -------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . .      (.07)       (.02)      (.01)
 From net realized gain . . . . . . . . . . .     (4.78)       (.71)     (1.66)
                                                -------     -------    -------
  Total distributions . . . . . . . . . . . .     (4.85)       (.73)     (1.67)
                                                -------     -------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . .   $ 28.24     $ 38.33    $ 35.71
                                                =======     =======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . .    (14.86)       9.49      19.55

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . .    29,647      35,498     33,525
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . .      1.08        1.13       1.17
  Operating expenses, gross . . . . . . . . .      1.09        1.13       1.17
  Net investment income . . . . . . . . . . .       .37         .10        .09

 Portfolio turnover rate (%). . . . . . . . .    134.79      137.51     111.89



*   For the ten months ended October 31, 2000.
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

EQUITY II FUND--CLASS I SHARES




                                   FISCAL
                                 YEAR ENDED
                                 OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                                 -----------             ------------------------------------------
                                    2001       2000*       1999       1998       1997        1996
                                  --------    --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING
OF PERIOD.....................    $  38.35    $  35.71   $  30.94   $  32.96   $  30.05    $  28.88
                                  --------    --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a).....         .18         .11        .10        .09        .11         .16
 Net realized and unrealized
 gain (loss)..................       (5.37)       3.33       6.68        .04       8.11        4.96
                                  --------    --------   --------   --------   --------    --------
  Total income from
  operations..................       (5.19)       3.44       6.78        .13       8.22        5.12
                                  --------    --------   --------   --------   --------   ---------
DISTRIBUTIONS
 From net investment income...        (.09)       (.09)      (.10)      (.10)      (.11)       (.16)
 From net realized gain.......       (4.78)       (.71)     (1.91)     (2.05)     (5.20)      (3.79)
                                  --------    --------   --------   --------   --------    --------
  Total distributions.........       (4.87)       (.80)     (2.01)     (2.15)     (5.31)      (3.95)
                                  --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF
PERIOD........................    $  28.29    $  38.35   $  35.71   $  30.94   $  32.96    $  30.05
                                  ========    ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)...........      (14.69)       9.73      22.60        .70      28.66       18.51

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands)...............
 Ratios to average net             584,718     769,096    752,530    533,819    482,159     365,955
 assets (%)(c):
  Operating expenses..........
  Net investment income.......         .90         .88        .92        .91        .92         .95
                                       .55         .35        .31        .29        .35         .52
 Portfolio turnover rate (%)..      134.79      137.51     111.89     128.87     103.00      120.78



*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

SELECT GROWTH FUND--CLASS E SHARES




                                                                        2001*
                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.00
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . . . . . . . . . . .       (.02)
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .      (3.30)
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .      (3.32)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $  6.68
                                                                      =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .     (33.20)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .      2,714
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . . . . . . .       1.29
  Operating expenses, gross. . . . . . . . . . . . . . . . . . . .       2.05
  Net investment income (loss) . . . . . . . . . . . . . . . . . .       (.45)

 Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . .    169.36





* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

SELECT GROWTH FUND--CLASS I SHARES




                                                                        2001*
                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.00
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income(loss)(a)**  . . . . . . . . . . . . . . . .         --
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .      (3.29)
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .      (3.29)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $  6.71
                                                                      =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .     (32.90)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     21,044
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . . . . . . .        .89
  Operating expenses, gross. . . . . . . . . . . . . . . . . . . .       1.75
  Net investment income (loss) . . . . . . . . . . . . . . . . . .       (.03)

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .     169.36





* For the period January 31, 2001 (commencement of operations) to October 31, 2001.

**   Less than $.01 per share for the period ended October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

SELECT VALUE FUND--CLASS E SHARES




                                                                        2001*
                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.00
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income(a)  . . . . . . . . . . . . . . . . . . . .        .05
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .      (1.48)
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .      (1.43)
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.04)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $  8.53
                                                                      =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .     (14.33)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .      3,155
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . . . . . . .       1.25
  Operating expenses, gross. . . . . . . . . . . . . . . . . . . .       1.85
  Net investment income  . . . . . . . . . . . . . . . . . . . . .        .76

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .      71.75





* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.


(c) The ratios for periods less than one year are annualized.

SELECT VALUE FUND--CLASS I SHARES




                                                                        2001*
                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.00
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income(a)  . . . . . . . . . . . . . . . . . . . .        .09
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .      (1.48)
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .      (1.39)
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.07)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $  8.54
                                                                      =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .     (13.92)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     28,983
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . . . . . . .        .79
  Operating expenses, gross. . . . . . . . . . . . . . . . . . . .       1.48
  Net investment income  . . . . . . . . . . . . . . . . . . . . .       1.25

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .      71.75





*    For the period January 31, 2001 (commencement of operation) to October 31,
     2001.

(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

EQUITY III FUND--CLASS E SHARES




                                                FISCAL
                                              YEAR ENDED
                                              OCTOBER 31,
                                              -----------
                                                 2001       2000*     1999**
                                               -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . .    $ 26.32     $ 26.18    $ 30.27
                                               -------     -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . .        .21         .20        .21
 Net realized and unrealized gain (loss). .      (3.96)        .15      (2.12)
                                               -------     -------    -------
  Total income from operations. . . . . . .      (3.75)        .35      (1.91)
                                               -------     -------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . .       (.19)       (.21)      (.25)
 From net realized gain . . . . . . . . . .         --          --      (1.93)
                                               -------     -------    -------
  Total distributions . . . . . . . . . . .       (.19)       (.21)     (2.18)
                                               -------     -------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . .    $ 22.38     $ 26.32    $ 26.18
                                               =======     =======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . .     (14.30)       1.40      (6.13)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) .      3,971       6,327      7,927
 Ratios to average net assets (%)(c):
  Operating expenses. . . . . . . . . . . .       1.18        1.17       1.03
  Net investment income . . . . . . . . . .        .83         .97       1.25

 Portfolio turnover rate (%). . . . . . . .     118.26      108.39     146.28



*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

EQUITY III FUND--CLASS I SHARES


                                 FISCAL
                               YEAR ENDED
                               OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                               -----------             ------------------------------------------
                                  2001       2000*       1999       1998       1997        1996
                                -------     --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . .  $ 26.33     $  26.18   $  29.12   $  29.80   $  29.68    $  29.11
                                -------     --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . .      .27          .25        .40        .47        .60         .70
 Net realized and unrealized
 gain (loss) . . . . . . . . .    (3.96)         .15       (.41)      2.75       8.69        5.10
                                -------     --------   --------   --------   --------    --------
  Total income from
  operations . . . . . . . . .    (3.69)         .40       (.01)      3.22       9.29        5.80
                                -------     --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. .     (.26)        (.25)      (.40)      (.47)      (.61)       (.71)
 From net realized gain. . . .       --           --      (2.53)     (3.43)     (8.56)      (4.52)
                                -------     --------   --------   --------   --------    --------
  Total distributions. . . . .     (.26)        (.25)     (2.93)     (3.90)     (9.17)      (5.23)
                                -------     --------   --------   --------   --------    --------
NET ASSET VALUE, END OF
PERIOD . . . . . . . . . . . .  $ 22.38     $  26.33   $  26.18   $  29.12   $  29.80    $  29.68
                                =======     ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)  . . . . .   (14.09)        1.59        .25      11.53      33.13       20.90

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands). . . . . . . .   75,578      129,405    168,361    210,491    242,112     221,778
 Ratios to average net
 assets (%)(c):
  Operating expenses . . . . .      .93          .92        .79        .74        .78         .79
  Net investment income  . . .     1.08         1.22       1.39       1.54       1.77        2.23

 Portfolio turnover rate (%). .  118.26       108.39     146.28     135.53     128.86      100.78

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

INTERNATIONAL FUND--CLASS E SHARES


                                                FISCAL
                                              YEAR ENDED
                                              OCTOBER 31,
                                              -----------
                                                 2001       2000*      1999**
                                               -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . .  $ 39.51     $ 46.68    $ 39.07
                                               -------     -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . .      .28         .53        .24
 Net realized and unrealized gain (loss). . .    (9.53)      (6.26)      9.73
                                               -------     -------    -------
  Total income from operations. . . . . . . .    (9.25)      (5.73)      9.97
                                               -------     -------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . .       --          --       (.38)
 From net realized gain . . . . . . . . . . .    (1.92)      (1.44)     (1.98)
                                               -------     -------    -------
  Total distributions . . . . . . . . . . . .    (1.92)      (1.44)     (2.36)
                                               -------     -------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . .  $ 28.34     $ 39.51    $ 46.68
                                               =======     =======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . .   (24.54)     (12.59)     25.87

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . .   19,449      25,984     30,541
 Ratios to average net assets (%)(c):
  Operating expenses. . . . . . . . . . . . .     1.26        1.28       1.27
  Net investment income . . . . . . . . . . .      .82        1.50        .92

 Portfolio turnover rate (%). . . . . . . . .   111.84      105.17     118.99


*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

INTERNATIONAL FUND--CLASS I SHARES


                                     FISCAL
                                   YEAR ENDED
                                  OCTOBER 31,                          YEAR ENDED DECEMBER 31,
                                  -----------               ----------------------------------------------
                                     2001        2000*         1999         1998        1997        1996
                                   --------    ----------   ----------   ----------   --------    --------
NET ASSET VALUE, BEGINNING OF
PERIOD  . . . . . . . . . . . . .  $  39.60    $    46.67   $    38.03   $    34.60   $  37.39    $  36.26
                                   --------    ----------   ----------   ----------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a) . . . .       .34           .64          .43          .52        .46         .44
 Net realized and unrealized
 gain (loss). . . . . . . . . . .     (9.52)        (6.27)       10.93         4.10       (.28)       2.41
                                   --------    ----------   ----------   ----------   --------    --------
  Total income from operations. .     (9.18)        (5.63)       11.36         4.62        .18        2.85
                                   --------    ----------   ----------   ----------   --------    --------
DISTRIBUTIONS
 From net investment income . . .      (.12)           --         (.48)        (.59)      (.55)       (.35)
 From net realized gain . . . . .     (1.92)        (1.44)       (2.24)        (.60)     (2.42)      (1.37)
                                   --------    ----------   ----------   ----------   --------    --------
  Total distributions . . . . . .     (2.04)        (1.44)       (2.72)       (1.19)     (2.97)      (1.72)
                                   --------    ----------   ----------   ----------   --------    --------
NET ASSET VALUE, END OF PERIOD. .  $  28.38    $    39.60   $    46.67   $    38.03   $  34.60    $  37.39
                                   ========    ==========   ==========   ==========   ========    ========
TOTAL RETURN (%)(b) . . . . . . .    (24.37)       (12.38)       30.46        13.52        .58        7.98

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . .   658,920     1,104,284    1,263,676    1,013,679    972,735     944,380
 Ratios to average net assets
 (%)(c):
  Operating expenses, net . . . .      1.06          1.00         1.00          .98       1.00        1.04
  Operating expenses, gross . . .      1.06          1.00         1.00          .98       1.00        1.05
  Net investment income . . . . .      1.00          1.76         1.07         1.38       1.14        1.20

 Portfolio turnover rate (%). . .    111.84        105.17       118.99        64.47      79.45       42.69


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

FIXED INCOME I FUND--CLASS E SHARES


                                                FISCAL
                                              YEAR ENDED
                                              OCTOBER 31,
                                              -----------
                                                 2001       2000*     1999**
                                               -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . .  $ 20.79     $ 20.30    $ 21.25
                                               -------     -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . .     1.19        1.07        .74
 Net realized and unrealized gain (loss). . .     1.58         .40       (.81)
                                               -------     -------   --------
  Total income from operations. . . . . . . .     2.77        1.47       (.07)
                                               -------     -------   --------
DISTRIBUTIONS
 From net investment income . . . . . . . . .    (1.24)       (.98)      (.88)
                                               -------     -------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . .  $ 22.32     $ 20.79    $ 20.30
                                               =======     =======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . .    13.72        7.36       (.32)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . .   35,123      33,322     35,950
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . .      .61         .67        .66
  Operating expenses, gross . . . . . . . . .      .61         .68        .66
  Net investment income . . . . . . . . . . .     5.51        6.31       5.79

 Portfolio turnover rate (%). . . . . . . . .   188.97      117.94     138.69


*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

FIXED INCOME I FUND--CLASS I SHARES


                                     FISCAL
                                   YEAR ENDED
                                   OCTOBER 31,                       YEAR ENDED DECEMBER 31,
                                   -----------             --------------------------------------------
                                      2001       2000*        1999        1998       1997        1996
                                    --------    --------   ----------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . . .  $  20.79    $  20.27   $    21.76   $  21.51   $  20.99    $  21.59
                                    --------    --------   ----------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . .      1.24        1.13         1.28       1.32       1.37        1.38
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . .      1.58         .39        (1.50)       .45        .54        (.62)
                                    --------    --------   ----------   --------   --------    --------
  Total income from operations . .      2.82        1.52         (.22)      1.77       1.91         .76
                                    --------    --------   ----------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . .     (1.29)      (1.00)       (1.25)     (1.31)     (1.39)      (1.36)
 From net realized gain. . . . . .        --          --         (.02)      (.21)        --          --
                                    --------    --------   ----------   --------   --------    --------
  Total distributions. . . . . . .     (1.29)      (1.00)       (1.27)     (1.52)     (1.39)      (1.36)
                                    --------    --------   ----------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . .  $  22.32    $  20.79   $    20.27   $  21.76   $  21.51    $  20.99
                                    ========    ========   ==========   ========   ========    ========
TOTAL RETURN (%)(b)  . . . . . . .     13.98        7.63        (1.04)      8.37       9.42        3.75

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . .   827,324     902,895    1,051,362    978,491    798,252     662,899
 Ratios to average net assets
 (%)(c):
  Operating expenses . . . . . . .       .39         .40          .39        .39        .42         .42
  Net investment income  . . . . .      5.75        6.59         6.05       6.03       6.54        6.57

 Portfolio turnover rate (%) . . .    188.97      117.94       138.69     226.70     165.81      147.31


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

FIXED INCOME III FUND--CLASS E SHARES


                                                FISCAL
                                              YEAR ENDED
                                              OCTOBER 31,
                                              -----------
                                                 2001       2000*     1999**
                                               -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . .  $  9.77     $  9.61    $ 10.12
                                               -------     -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . .      .57         .51        .35
 Net realized and unrealized gain (loss). . .      .61         .11       (.43)
                                               -------     -------    -------
  Total income from operations. . . . . . . .     1.18         .62       (.08)
                                               -------     -------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . .     (.58)       (.46)      (.43)
                                               -------     -------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . .  $ 10.37     $  9.77    $  9.61
                                               =======     =======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . .    12.47        6.55       (.83)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . .    6,037       5,362      2,367
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . .      .93         .99        .94
  Operating expenses, gross . . . . . . . . .      .94        1.15        .94
  Net investment income . . . . . . . . . . .     5.66        6.37       5.63

 Portfolio turnover rate (%). . . . . . . . .   165.41      108.08     131.38



*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

FIXED INCOME III FUND--CLASS I SHARES


                                       FISCAL
                                     YEAR ENDED
                                     OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                                     -----------             ------------------------------------------
                                        2001       2000*       1999       1998       1997        1996
                                      --------    --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . . .    $   9.76    $   9.59   $  10.22   $  10.42   $  10.17    $  10.34
                                      --------    --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . .         .59         .53        .59        .62        .63         .64
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . .         .63         .11       (.62)       .08        .32        (.16)
                                     -----------  --------   --------   --------   --------    --------
  Total income from operations . .        1.22         .64       (.03)       .70        .95         .48
                                      --------    --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . .        (.62)       (.47)      (.60)      (.62)      (.64)       (.65)
 From net realized gain. . . . . .          --          --         --       (.28)      (.06)         --
                                      --------    --------   --------   --------   --------    --------
  Total distributions. . . . . . .        (.62)       (.47)      (.60)      (.90)      (.70)       (.65)
                                      --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . .    $  10.36    $   9.76   $   9.59   $  10.22   $  10.42    $  10.17
                                      ========    ========   ========   ========   ========    ========
TOTAL RETURN (%)(b). . . . . . . .       12.76        6.75       (.29)      6.80       9.64        4.88

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . .     408,341     456,160    467,268    462,190    382,433     292,077
 Ratios to average net assets
 (%)(c):
  Operating expenses, net. . . . .         .72         .73        .69        .67        .70         .73
  Operating expenses, gross. . . .         .72         .74        .69        .67        .70         .73
  Net investment income  . . . . .        5.87        6.58       5.91       5.91       6.13        6.32

 Portfolio turnover rate (%) . . .      165.41      108.08     131.38     342.49     274.84      144.26


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND--CLASS E SHARES


                                                 FISCAL
                                               YEAR ENDING
                                               OCTOBER 31,                  YEAR ENDED DECEMBER 31,
                                               -----------            -----------------------------------
                                                  2001       2000*     1999     1998      1997     1996**
                                                -------     -------   ------   -------   ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .    $ 26.07     $ 22.76   $24.27   $ 31.02   $29.18    $26.67
                                                -------     -------   ------   -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . .       1.38         .98     1.28      1.26     1.14       .24
 Net realized and unrealized gain (loss) . .       1.03        3.14    (1.24)    (6.12)    3.95      3.85
                                                -------     -------   ------   -------   ------    ------
  Total income from operations . . . . . . .       2.41        4.12      .04     (4.86)    5.09      4.09
                                                -------     -------   ------   -------   ------    ------
DISTRIBUTIONS
 From net investment income. . . . . . . . .      (1.34)       (.81)   (1.55)    (1.43)   (1.04)     (.32)
 From net realized gain. . . . . . . . . . .         --          --       --      (.46)   (2.21)    (1.26)
                                                -------     -------   ------   -------   ------    ------
  Total distributions. . . . . . . . . . . .      (1.34)       (.81)   (1.55)    (1.89)   (3.25)    (1.58)
                                                -------     -------   ------   -------   ------    ------
NET ASSET VALUE, END OF PERIOD . . . . . . .    $ 27.14     $ 26.07   $22.76   $ 24.27   $31.02    $29.18
                                                =======     =======   ======   =======   ======    ======
TOTAL RETURN (%)(b). . . . . . . . . . . . .       9.23       18.24      .30    (16.25)   18.20     15.75

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). .     11,415       9,094    7,134       843      388       101
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . . . . . .       1.42        1.41     1.39      1.47     1.71      1.77
  Net investment income  . . . . . . . . . .       4.96        4.78     5.42      4.90     3.94      5.31

 Portfolio turnover rate (%) . . . . . . . .      44.50       53.30    42.69     42.58    49.40     51.75


*    For the ten months ended October 31, 2000.
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND--CLASS S SHARES


                                                  FISCAL
                                                YEAR ENDING
                                                OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                                                -----------             ------------------------------------------
                                                   2001       2000*       1999       1998       1997        1996
                                                 --------    --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .     $  26.22    $  22.86   $  24.44   $  30.86   $  29.19    $  23.51
                                                 --------    --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . .         1.46        1.04       1.30       1.34       1.36        1.39
 Net realized and unrealized gain (loss) . .         1.03        3.15      (1.20)     (6.13)      3.93        6.89
                                                 --------    --------   --------   --------   --------    --------
  Total income from operations . . . . . . .         2.49        4.19        .10      (4.79)      5.29        8.28
                                                 --------    --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . . . . . . .        (1.40)       (.83)     (1.68)     (1.17)     (1.41)      (1.34)
 From net realized gain. . . . . . . . . . .           --          --         --       (.46)     (2.21)      (1.26)
                                                 --------    --------   --------   --------   --------    --------
  Total distributions. . . . . . . . . . . .        (1.40)       (.83)     (1.68)     (1.63)     (3.62)      (2.60)
                                                 --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . . . . . . .     $  27.31    $  26.22   $  22.86   $  24.44   $  30.86    $  29.19
                                                 ========    ========   ========   ========   ========    ========
TOTAL RETURN (%)(b). . . . . . . . . . . . .         9.48       18.53        .55     (15.94)     18.99       36.81

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). .      607,280     669,529    589,300    576,326    615,483     445,619
 Ratios to average net assets (%)(c):
  Operating expenses, net  . . . . . . . . .         1.17        1.16       1.14       1.05       1.02        1.04
  Operating expenses, gross  . . . . . . . .         1.18        1.16       1.14       1.05       1.02        1.04
  Net investment income  . . . . . . . . . .         5.19        5.00       5.41       4.93       4.57        5.64

 Portfolio turnover rate (%) . . . . . . . .        44.50       53.30      42.69      42.58      49.40       51.75


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

EMERGING MARKETS FUND--CLASS E SHARES


                                            FISCAL
                                          YEAR ENDED                YEAR ENDED
                                          OCTOBER 31,              DECEMBER 31,
                                          -----------            ----------------
                                             2001       2000*     1999     1998**
                                           -------     -------   ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD. .    $  9.24     $ 12.51   $ 8.48    $ 7.37
                                           -------     -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income (loss)(a). . . .        .02        (.03)    (.04)     (.02)
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . . . . .      (2.25)      (3.20)    4.14      1.13
                                           -------     -------   ------    ------
  Total income from operations. . . . .      (2.23)      (3.23)    4.10      1.11
                                           -------     -------   ------    ------
DISTRIBUTIONS
 From net investment income . . . . . .         --        (.04)    (.07)       --
                                           -------     -------   ------    ------
NET ASSET VALUE, END OF PERIOD  . . . .    $  7.01     $  9.24   $12.51    $ 8.48
                                           =======     =======   ======    ======
TOTAL RETURN (%)(b) . . . . . . . . . .     (24.13)     (25.90)   48.71     15.06

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . . . .      6,959       6,388    6,314        39
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net . . . . . . .       2.33        2.16     2.17        --
  Operating expenses, gross . . . . . .       2.33        2.17     2.17        --
  Net investment income (loss)  . . . .        .21        (.30)    (.40)       --

 Portfolio turnover rate (%). . . . . .      83.74       73.11    94.85     59.35


*    For the ten months ended October 31, 2000.
**   For the period September 22, 1998 (commencement of sale) to December 31,
     1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for the periods less than one year are annualized.
(d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

EMERGING MARKETS FUND--CLASS S SHARES


                                           FISCAL
                                         YEAR ENDED
                                         OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                                         -----------             ------------------------------------------
                                            2001       2000*       1999       1998       1997        1996
                                          --------    --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . . . . .    $   9.25    $  12.52   $   8.48   $  11.79   $  12.35    $  11.16
                                          --------    --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)** . .         .04          --        .03        .12        .14         .10
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . . . .       (2.24)      (3.21)      4.10      (3.35)      (.56)       1.26
                                          --------    --------   --------   --------   --------    --------
  Total income from operations . . . .       (2.20)      (3.21)      4.13      (3.23)      (.42)       1.36
                                          --------    --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . . . .          --        (.06)      (.09)      (.08)      (.14)       (.17)
                                          --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . . . .    $   7.05    $   9.25   $  12.52   $   8.48   $  11.79    $  12.35
                                          ========    ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)  . . . . . . . . .      (23.89)     (25.79)     49.03     (27.57)     (3.45)      12.26

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . . . .     273,486     359,201    430,794    294,349    333,052     271,490
 Ratios to average net assets
 (%)(c):
  Operating expenses, net. . . . . . .        2.09        1.91       1.91       1.75       1.64        1.71
  Operating expenses, gross  . . . . .        2.09        1.92       1.91       1.75       1.64        1.72
  Net investment income (loss) . . . .         .44        (.02)       .26       1.20        .87         .77

 Portfolio turnover rate (%) . . . . .       83.74       73.11      94.85      59.35      50.60       34.62


*    For the ten months ended October 31, 2000.
**   Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS E SHARES


                                                  FISCAL
                                                YEAR ENDED
                                                OCTOBER 31,
                                                -----------
                                                   2001       2000*     1999**
                                                 -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . .    $ 18.24     $ 18.08    $ 18.51
                                                 -------     -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . .       1.02         .88        .80
 Net realized and unrealized gain (loss). . .        .85         .07       (.34)
                                                 -------     -------    -------
  Total income from operations. . . . . . . .       1.87         .95        .46
                                                 -------     -------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . .      (1.09)       (.79)      (.89)
                                                 -------     -------    -------

NET ASSET VALUE, END OF PERIOD  . . . . . . .    $ 19.02     $ 18.24    $ 18.08
                                                 =======     =======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . .      10.54        5.36       2.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . .     17,685       9,898      8,693
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . .        .77         .89        .97
  Operating expenses, gross . . . . . . . . .        .91         .91        .97
  Net investment income . . . . . . . . . . .       5.48        5.77       5.05

 Portfolio turnover rate (%). . . . . . . . .     260.94       92.31     177.08


*    For the ten months ended October 31, 2000.
**   For the period February 18, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS S SHARES


                                       FISCAL
                                      YEAR ENDED
                                      OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                                      -----------             ------------------------------------------
                                         2001       2000*       1999       1998       1997        1996
                                       --------    --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF
PERIOD  . . . . . . . . . . . . . .    $  18.22    $  18.03   $  18.46   $  18.35   $  18.36    $  18.55
                                       --------    --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . .        1.07         .91        .90        .99       1.08        1.04
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . . .         .83         .09       (.36)       .11         --        (.19)
                                       --------    --------   --------   --------   --------    --------
  Total income from operations. . .        1.90        1.00        .54       1.10       1.08         .85
                                       --------    --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income . . . .       (1.13)       (.81)      (.97)      (.99)     (1.09)      (1.04)
                                       --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD  . .    $  18.99    $  18.22   $  18.03   $  18.46   $  18.35    $  18.36
                                       ========    ========   ========   ========   ========    ========
TOTAL RETURN (%)(b) . . . . . . . .       10.76        5.64       3.03       6.09       6.02        4.76

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . .     401,137     422,884    447,590    260,539    229,470     222,983
 Ratios to average net assets
 (%)(c):
  Operating expenses, net . . . . .         .52         .64        .74        .66        .66         .70
  Operating expenses, gross . . . .         .67         .66        .74        .66        .66         .70
  Net investment income . . . . . .        5.76        6.00       5.22       5.37       5.70        5.70

 Portfolio turnover rate (%). . . .      260.94       92.31     177.08     129.85     213.14      264.40


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                                  EQUITY I FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402-4322.

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
     Park, NJ 07932-0650.

  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.

  Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.


                                  EQUITY Q FUND

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
     Park, NJ 07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.

                                 EQUITY II FUND

  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.

  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
     Park, NJ 07932-0650.

  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.

  Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
     10019.

  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036-9998.

  Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                               SELECT GROWTH FUND

  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.

  Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San Mateo,
     CA 94402.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  TCW Investment Management Co., 865 Figueroa Street, Suite 1800, Los Angeles,
     CA 90017.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


                                SELECT VALUE FUND

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint
     East, 7th Floor, Teaneck, NJ 07666-6703.


                                 EQUITY III FUND

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

  Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.


                               INTERNATIONAL FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402-4322.

  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.

  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.

  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,
     Boston, MA 02108-4402.


                               FIXED INCOME I FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036-9998.

                              FIXED INCOME III FUND

  Delaware Management Company, a series of Delaware Management Business Trust,
     2005 Market Street, Philadelphia, PA 19103-7094.

  Morgan Stanley Investments, LP, One Tower Bridge, Suite 1100,W. Conshohocken,
     PA 19428-2899.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036-9998.


                           REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane,
     Boston, MA 02110-2021.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Research & Management Incorporated, 11 South LaSalle Street,
     2nd Floor, Chicago, IL 60603.


                              EMERGING MARKETS FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402-4322.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.


                              SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154-0004.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STWFixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge.

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA 98402
       Telephone: 1-800-787-7354
       Fax: 253-591-3495
       www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and I Shares:
    Equity I Fund
    Equity Q Fund
    Equity II Fund
    Select Growth Fund
    Select Value Fund
    Equity III Fund
    International Fund
    Fixed Income I Fund
    Fixed Income III Fund
    Class E and S Shares:
    Real Estate Securities Fund
    Emerging Markets Fund
    Short Term Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-057 (0302)
[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
INSTITUTIONAL FUNDS
-------------------

Institutional Funds

PROSPECTUS

CLASS Y SHARES:

EQUITY I FUND

EQUITY Q FUND

EQUITY II FUND

EQUITY III FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

CLASS S SHARES:

REAL ESTATE SECURITIES FUND

EMERGING MARKETS FUND

SHORT TERM BOND FUND

MARCH 1, 2002

909 A STREET, TACOMA, WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS


Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective, Principal Investment Strategies and Principal
    Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .    17
Summary Comparison of the Funds . . . . . . . . . . . . . . . . . . . .    18
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.    18
Investment Objective and Principal Investment Strategies. . . . . . . .    20
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . .    36
The Money Managers. . . . . . . . . . . . . . . . . . . . . . . . . . .    37
Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . . . .    38
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    38
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    40
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    40
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    41
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    42
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    43
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    43
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    44
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    45
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    55

                              RISK/RETURN SUMMARY


   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


EQUITY I FUND
-------------

   INVESTMENT OBJECTIVE         To provide income and capital growth by
                                investing principally in equity securities.

   PRINCIPAL INVESTMENT         The Equity I Fund invests primarily in common
   STRATEGIES                   stocks of medium and large capitalization
                                companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                                1000 companies in the US.

                                The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS              An investment in the Equity I Fund, like any
                                investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY Q FUND
-------------

   INVESTMENT OBJECTIVE         To provide a total return greater than the total
                                return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000
                                Index.

   PRINCIPAL INVESTMENT         The Equity Q Fund invests primarily in common
   STRATEGIES                   stocks of medium and large capitalization
                                companies which are predominantly US based.
                                While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                                1000 companies in the US.

                                The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                                The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

   PRINCIPAL RISKS              An investment in the Equity Q Fund, like any
                                investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND
--------------

   INVESTMENT OBJECTIVE         To maximize total return primarily through
                                capital appreciation and assuming a higher level of volatility than the Equity I Fund.

   PRINCIPAL INVESTMENT         The Equity II Fund invests primarily in common
   STRATEGIES                   stocks of small and medium capitalization
                                companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                                The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                                A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS              An investment in the Equity II Fund, like any
                                investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY III FUND
---------------

   INVESTMENT OBJECTIVE         To provide capital appreciation.

   PRINCIPAL INVESTMENT         The Equity III Fund invests primarily in common
   STRATEGIES                   stocks of medium and large capitalization
                                companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                                The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS              An investment in the Equity III Fund, like any
                                investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL FUND
------------------

   INVESTMENT OBJECTIVE         To provide favorable total return and additional
                                diversification for US investors.

   PRINCIPAL INVESTMENT         The International Fund invests primarily in
   STRATEGIES                   equity securities issued by companies domiciled
                                outside the US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                                Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                                The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                                A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS              An investment in the International Fund, like
                                any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


FIXED INCOME I FUND
-------------------

   INVESTMENT OBJECTIVE         To provide effective diversification against
                                equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT         The Fixed Income I Fund invests primarily in
   STRATEGIES                   investment grade fixed-income securities. In
                                particular, the Fund holds fixed income
                                securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                                The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                                The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS              An investment in the Fixed Income I Fund, like
                                any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND
---------------------

   INVESTMENT OBJECTIVE         To provide maximum total return primarily
                                through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT         The Fixed Income III Fund invests primarily in
   STRATEGIES                   fixed-income securities. In particular, the Fund
                                holds fixed income securities issued or
                                guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                                The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                                The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                                The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS              An investment in the Fixed Income III Fund, like
                                any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE         To generate a high level of total return through
                                above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT         The Real Estate Securities Fund seeks to achieve
   STRATEGIES                   its objective by concentrating its investments
                                in equity and debt securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies.
                                The Fund invests in companies which are
                                predominantly US based.

                                The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS              An investment in the Real Estate Securities
                                Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
                                The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE         To provide maximum total return primarily
                                through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT         The Emerging Markets Fund will primarily invest
   STRATEGIES                   in equity securities of companies that are
                                located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan,
                                Australia and most countries located in Western
                                Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                                The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS              An investment in the Emerging Markets Fund, like
                                any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE         The preservation of capital and the generation
                                of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT         The Short Term Bond Fund invests primarily in
   STRATEGIES                   fixed-income securities. In particular, the Fund
                                holds fixed income securities issued or
                                guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                                A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                                The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                                1.62 years as of December 31, 2001, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                                The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS              An investment in the Short Term Bond Fund, like
                                any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

  An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  PERFORMANCE

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class Y Shares of the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, of the Class I Shares of the Equity III and of the Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds, varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class Y Shares, as applicable, are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

  Returns for periods prior to the date that each Fund first issued its Class Y Shares are those of the Fund's Class I Shares. Each Fund, other than the Equity III Fund and the Fixed Income III Fund, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000 and closed its Class Y Shares on November 19, 2001. Returns for periods after November 19, 2001 are those of the Equity III Fund's Class I Shares. For the periods shown, no Class Y Shares of the Equity III Fund were issued. Class I Shares and Class Y Shares will have substantially similar annual returns because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class I Shares and Class Y Shares do not have the same expenses. Class Y expenses generally are expected to be lower than Class I expenses. Class I Shares are not offered in this Prospectus.

  Past performance, both before-tax and after-tax, is no indication of future results.

                                 EQUITY I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                     [LOGO]

                                 1992       9.02%
                                 1993      11.61%
                                 1994       0.79%
                                 1995      35.94%
                                 1996      23.58%
                                 1997      32.02%
                                 1998      25.10%
                                 1999      18.98%
                                 2000     (10.40)%
                                 2001     (14.42)%

                         BEST QUARTER:  22.53% (4Q/98)
                         WORST QUARTER: (15.99%) (3Q/01)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
Return Before Taxes, Class Y  . . . . . . . . .   (14.42)%   8.54%     11.98%
Return After Taxes on Distributions, Class Y  .   (14.78)%   5.57%      8.58%
Return After Taxes on Distributions and Sale of
Fund Shares, Class Y  . . . . . . . . . . . . .    (8.77)%   6.10%      8.59%

Russell 1000(R) Index . . . . . . . . . . . . .   (12.45)%  10.50%     12.85%
-------------------------------------------------------------------------------

                                 EQUITY Q FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                     [LOGO]

                                 1992      9.97%
                                 1993     13.80%
                                 1994      0.99%
                                 1995     37.91%
                                 1996     23.67%
                                 1997     33.07%
                                 1998     25.98%
                                 1999     21.96%
                                 2000     (7.27)%
                                 2001    (10.21)%

                         BEST QUARTER:  23.00% (4Q/98)
                         WORST QUARTER: (15.01%) (3Q/01)


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
Return Before Taxes, Class Y  . . . . . . . . .   (10.21)%  11.22%     13.87%
Return After Taxes on Distributions, Class Y  .   (10.52)%   8.15%     10.55%
Return After Taxes on Distributions and Sale of
Fund Shares, Class Y  . . . . . . . . . . . . .    (6.22)%   8.44%     10.38%

Russell 1000(R) Index . . . . . . . . . . . . .   (12.45)%  10.50%     12.85%
-------------------------------------------------------------------------------

                                 EQUITY II FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                     [LOGO]

                                 1992     13.31%
                                 1993     16.70%
                                 1994     (2.60)%
                                 1995     28.67%
                                 1996     18.51%
                                 1997     28.66%
                                 1998      0.70%
                                 1999     22.60%
                                 2000      9.45%
                                 2001     (1.78)%

                         BEST QUARTER:  20.17% (4Q/01)
                         WORST QUARTER: (21.69%) (3Q/98)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Return Before Taxes, Class Y . . . . . . . . . .   (1.78)%  11.29%     12.85%
Return After Taxes on Distributions, Class Y . .   (2.00)%   8.55%      9.63%
Return After Taxes on Distributions and Sale of
Fund Shares, Class Y . . . . . . . . . . . . . .   (1.09)%   8.30%      9.33%

Russell 2500(TM) Index . . . . . . . . . . . . .    1.22%   10.34%     13.14%
-------------------------------------------------------------------------------

                                EQUITY III FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                     [LOGO]

                                 1992     12.30%
                                 1993     14.95%
                                 1994      1.16%
                                 1995     35.96%
                                 1996     20.90%
                                 1997     33.13%
                                 1998     11.53%
                                 1999      0.25%
                                 2000      1.15%
                                 2001     (7.51)%

                         BEST QUARTER:  15.32% (2Q/97)
                         WORST QUARTER: (13.78%) (3Q/98)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Return Before Taxes, Class I . . . . . . . . . .   (7.51)%   6.84%     11.56%
Return After Taxes on Distributions, Class I . .   (7.89)%   3.62%      7.52%
Return After Taxes on Distributions and Sale of
Fund Shares, Class I . . . . . . . . . . . . . .   (4.58)%   4.52%      7.84%

Russell 1000(R) Value Index  . . . . . . . . . .   (5.59)%  11.13%     14.16%
-------------------------------------------------------------------------------

                                INTERNATIONAL FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                     [LOGO]

                                 1992    (6.11)%
                                 1993    35.56%
                                 1994     5.38%
                                 1995    10.71%
                                 1996     7.98%
                                 1997     0.58%
                                 1998    13.52%
                                 1999    30.46%
                                 2000   (11.27)%
                                 2001   (21.73)%

                         BEST QUARTER:  18.77% (4Q/99)
                         WORST QUARTER: (15.78%) (3Q/98)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
Return Before Taxes, Class Y  . . . . . . . . .   (21.73)%  (3.23)%    5.19%
Return After Taxes on Distributions, Class Y  .   (21.81)%  (0.71)%    3.44%
Return After Taxes on Distributions and Sale of
Fund Shares, Class Y  . . . . . . . . . . . . .   (13.14)%   0.34%     3.71%

MSCI EAFE Index . . . . . . . . . . . . . . . .   (21.21)%   1.17%     4.76%
-------------------------------------------------------------------------------

                              FIXED INCOME I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                     [LOGO]

                                 1992      7.26%
                                 1993     10.46%
                                 1994     (2.97)%
                                 1995     18.03%
                                 1996      3.75%
                                 1997      9.42%
                                 1998      8.37%
                                 1999     (1.04)%
                                 2000     11.55%
                                 2001      8.23%

                         BEST QUARTER:  5.78% (2Q/95)
                         WORST QUARTER: (2.75%) (1Q/94)




----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001     1 YEAR     5 YEARS     10 YEARS
---------------------------------------    --------   ---------   ----------
Return Before Taxes, Class Y . . . . . .     8.23%      7.21%       7.14%
Return After Taxes on Distributions,         5.44%      4.51%       4.24%
Class Y. . . . . . . . . . . . . . . . .
Return After Taxes on Distributions and
Sale of Fund Shares, Class Y . . . . . .     5.08%      4.45%       4.29%

Lehman Brothers Aggregate Bond Index . .     8.44%      7.43%       7.23%


30-DAY YIELDS FOR THE YEAR ENDED
DECEMBER 31, 2001                           CURRENT
----------------------------------         ---------
Class Y  . . . . . . . . . . . . . . . .     4.53%
----------------------------------------------------------------------------


  To obtain current yield information, please call 1-800-787-7354.

                             FIXED INCOME III FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                     [LOGO]

                                 1994     (3.89)%
                                 1995     17.99%
                                 1996      4.88%
                                 1997      9.64%
                                 1998      6.80%
                                 1999     (0.29)%
                                 2000     10.36%
                                 2001      7.71%

                         BEST QUARTER:  6.10% (2Q/95)
                         WORST QUARTER: (3.12%) (1Q/94)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2001        1 YEAR     5 YEARS   INCEPTION*
---------------------------------------       --------    --------  -----------
Return Before Taxes, Class Y  . . . . . . . .   7.71%       6.77%      6.93%
Return After Taxes on Distributions,
Class Y . . . . . . . . . . . . . . . . . . .   4.77%       3.93%      4.16%
Return After Taxes on Distributions and
Sale of Fund Shares, Class Y  . . . . . . . .   4.66%       4.02%      4.18%

Lehman Brothers Aggregate Bond Index  . . . .   8.44%       7.43%      7.06%

30-DAY YIELDS FOR THE YEAR ENDED DECEMBER
31, 2001                                       CURRENT
---------------------------------------------  -------
Class Y . . . . . . . . . . . . . . . . . . .   5.47%
-------------------------------------------------------------------------------


 * The Fixed Income III Fund commenced operations on January 29, 1993.

  To obtain current yield information, please call 1-800-787-7354.

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                     [LOGO]

                                 1992     17.29%
                                 1993     17.42%
                                 1994      7.24%
                                 1995     10.87%
                                 1996     36.81%
                                 1997     18.99%
                                 1998    (15.94)%
                                 1999      0.54%
                                 2000     29.36%
                                 2001      7.68%

                         BEST QUARTER:  20.02% (1Q/93)
                         WORST QUARTER: (10.26%) (3Q/98)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Return Before Taxes, Class S . . . . . . . . . .    7.68%    6.97%     12.11%
Return After Taxes on Distributions, Class S . .    5.37%    4.29%      9.20%
Return After Taxes on Distributions and Sale of
Fund Shares, Class S . . . . . . . . . . . . . .    4.62%    4.28%      8.64%

NAREIT Equity REIT Index . . . . . . . . . . . .   13.93%    6.38%     11.62%
-------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                     [LOGO]

                                 1994     (5.83)%
                                 1995     (8.21)%
                                 1996     12.26%
                                 1997     (3.45)%
                                 1998    (27.57)%
                                 1999     49.03%
                                 2000    (30.76)%
                                 2001     (3.38)%

                         BEST QUARTER:  27.94% (4Q/99)
                         WORST QUARTER: (22.05%) (3Q/01)




-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2001          1 YEAR   5 YEARS   INCEPTION*
---------------------------------------          -------  -------  ------------
Return Before Taxes, Class S . . . . . . . . .   (3.38)%  (6.96)%    (0.46)%
Return After Taxes on Distributions, Class S .   (3.32)%  (7.13)%    (0.98)%
Return After Taxes on Distributions and Sale of
Fund Shares, Class S . . . . . . . . . . . . .   (1.92)%  (5.41)%    (0.49)%

IFC Investable Composite Index . . . . . . . .    1.76%   (5.05)%     2.32%
-------------------------------------------------------------------------------



 * The Emerging Markets Fund commenced operations on January 29, 1993.

                              SHORT TERM BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                     [LOGO]

                                 1992      2.74%
                                 1993      6.98%
                                 1994      0.82%
                                 1995      9.95%
                                 1996      4.76%
                                 1997      6.02%
                                 1998      6.09%
                                 1999      3.03%
                                 2000      7.63%
                                 2001      8.30%

                         BEST QUARTER:  3.16% (3Q/01)
                         WORST QUARTER: (0.72%) (1Q/94)



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
Return Before Taxes, Class S  . . . . . . . . .    8.30%     6.19%     5.59%
Return After Taxes on Distributions, Class S  .    5.90%     3.85%     3.22%
Return After Taxes on Distributions and Sale of
Fund Shares, Class S  . . . . . . . . . . . . .    5.02%     3.78%     3.29%

Merrill Lynch 1-2.99 Years Treasury Index . . .    8.30%     6.59%     6.09%


30-DAY YIELDS FOR THE YEAR DECEMBER 31, 2001      CURRENT
--------------------------------------------      -------
Class S . . . . . . . . . . . . . . . . . . . .    4.45%
-------------------------------------------------------------------------------





  To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Classes S and Y . . . . . .       None            None            None           None        None


  If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                  OTHER EXPENSES
                                     (INCLUDING
                                  ADMINISTRATIVE   TOTAL GROSS       FEE                 TOTAL
                                      FEES AND     ANNUAL FUND     WAIVERS            ANNUAL FUND
                        ADVISORY    SHAREHOLDER     OPERATING     AND EXPENSE          OPERATING
                          FEE*    SERVICING FEES)   EXPENSES    REIMBURSEMENTS         EXPENSES
                        --------  ---------------  -----------  --------------        -----------
CLASS Y SHARES
 Equity I Fund  . . . . .  0.55%         0.07%          0.62%         0.00%                0.62%
 Equity Q Fund  . . . . .  0.55%         0.06%          0.61%         0.00%                0.61%
 Equity II Fund . . . . .  0.70%         0.08%          0.78%         0.00%                0.78%
 Equity III Fund  . . . .  0.55%         0.33%          0.88%         0.00%                0.88%
 International Fund . . .  0.70%         0.26%          0.96%         0.00%                0.96%
 Fixed Income I Fund  . .  0.25%         0.07%          0.32%         0.00%                0.32%
 Fixed Income III Fund  .  0.50%         0.12%          0.62%         0.00%                0.62%
CLASS S SHARES
 Real Estate
 Securities Fund# . . . .  0.80%         0.37%          1.17%         0.00%                1.17%
 Emerging Markets Fund  .  1.15%         0.93%          2.08%         0.00%                2.08%
 Short Term Bond Fund#  .  0.45%         0.21%          0.66%        (0.14)%               0.52%


* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

# For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

   For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed 0.24% of the average daily net assets of this Class on an annual basis.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2003.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS Y SHARES
 Equity I Fund . . . . . . . . . . . . .    $ 63    $198    $  345     $  774
 Equity Q Fund . . . . . . . . . . . . .      62     195       340        762
 Equity II Fund  . . . . . . . . . . . .      80     250       434        967
 Equity III Fund . . . . . . . . . . . .      90     281       488      1,084
 International Fund. . . . . . . . . . .      98     306       531      1,177
 Fixed Income I Fund . . . . . . . . . .      33     103       180        405
 Fixed Income III Fund . . . . . . . . .      63     198       345        774
CLASS S SHARES
 Real Estate Securities Fund . . . . . .    $119    $372    $  644     $1,420
 Emerging Markets Fund . . . . . . . . .     211     652     1,119      2,411
 Short Term Bond Fund. . . . . . . . . .      53     197       354        810


                        SUMMARY COMPARISON OF THE FUNDS

           FUND                                        FOCUS
-----------------------------    ------------------------------------------------
Equity I Fund . . . . . . . .    Income and capital growth
Equity Q Fund . . . . . . . .    Total return
Equity II Fund. . . . . . . .    Maximum total return primarily through capital
                                 appreciation
Equity III Fund . . . . . . .    Capital appreciation
International Fund. . . . . .    Total return
Fixed Income I Fund . . . . .    Current income and diversification
Fixed Income III Fund . . . .    Maximum total return primarily through capital
                                 appreciation
Real Estate Securities Fund .    Total return
Emerging Markets Fund . . . .    Maximum total return primarily through capital
                                 appreciation
Short Term Bond Fund. . . . .    Preservation of capital and generation of current
                                 income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell")

"multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES

EQUITY I FUND
-------------

   INVESTMENT OBJECTIVE        To provide income and capital growth by investing
                               principally in equity securities.

   PRINCIPAL INVESTMENT        The Equity I Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 .   Growth Style emphasizes investments in
                                     equity securities of companies with
                                     above-average earnings growth prospects.
                                     These companies are generally found in the technology, health care, consumer and service sectors.

                                 .   Value Style emphasizes investments in
                                     equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                                 .   Market-Oriented Style emphasizes
                                     investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY Q FUND
-------------

   INVESTMENT OBJECTIVE        To provide a total return greater than the total
                               return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000
                               Index.

   PRINCIPAL INVESTMENT        The Equity Q Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               Each of the Fund's money managers use
                               quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY II FUND
--------------

   INVESTMENT OBJECTIVE        To maximize total return primarily through
                               capital appreciation and assuming a higher level of volatility than the Equity I Fund.

   PRINCIPAL INVESTMENT        The Equity II Fund invests primarily in common
   STRATEGIES                  stocks of small and medium capitalization
                               companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The
                               Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 .   Growth Style emphasizes investments in
                                     equity securities of companies with
                                     above-average earnings growth prospects.
                                     These companies are generally found in the technology, health care, consumer and service sectors.

                                 .   Value Style emphasizes investments in
                                     equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                                 .   Market-Oriented Style emphasizes
                                     investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY III FUND
---------------

   INVESTMENT OBJECTIVE        To provide capital appreciation.

   PRINCIPAL INVESTMENT        The Equity III Fund invests primarily in common
   STRATEGIES                  stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                                 .   Low Price/Earnings Ratio Substyle
                                     emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL FUND
------------------

   INVESTMENT OBJECTIVE        To provide favorable total return and additional
                               diversification for US investors.

   PRINCIPAL INVESTMENT        The International Fund invests primarily in
   STRATEGIES                  equity securities issued by companies domiciled
                               outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                               Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 .   Growth Style emphasizes investments in
                                     equity securities of companies with
                                     above-average earnings growth prospects.
                                     These companies are generally found in the technology, health care, consumer and service sectors.

                                 .   Value Style emphasizes investments in
                                     equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                                 .   Market-Oriented Style emphasizes
                                     investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund intends to be fully invested at all times.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND
-------------------

   INVESTMENT OBJECTIVE        To provide effective diversification against
                               equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT        The Fixed Income I Fund invests primarily in
   STRATEGIES                  investment grade fixed-income securities. Fixed
                               income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND
---------------------

   INVESTMENT OBJECTIVE        To provide maximum total return primarily through
                               capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT        The Fixed Income III Fund invests primarily in
   STRATEGIES                  fixed-income securities. Fixed income securities,
                               also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.54 years as of December 31, 2001, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE        To generate a high level of total return through
                               above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT        The Real Estate Securities Fund seeks to achieve
   STRATEGIES                  its objective by concentrating its investments in
                               equity and debt securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE        To provide maximum total return primarily through
                               capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT        The Emerging Markets Fund will primarily invest
   STRATEGIES                  in equity securities of companies that are
                               located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United
                               Nations considers to be emerging or developing.
                               These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging
                               Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                               The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE        The preservation of capital and the generation of
                               current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT        The Short Term Bond Fund invests primarily in
   STRATEGIES                  fixed-income securities. Fixed income securities,
                               also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.62 years as of December 31, 2001, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

RISK ASSOCIATED WITH             DESCRIPTION                  RELEVANT FUND
--------------------   --------------------------------  ----------------------
MULTI-MANAGER APPROACH  The investment styles employed   All Funds
                        by a Fund's money managers may
                        not be complementary. The
                        interplay of the various
                        strategies employed by a
                        Fund's multiple money managers
                        may result in a Fund holding a
                        concentration of certain types
                        of securities. This
                        concentration may be
                        beneficial or detrimental to a
                        Fund's performance depending
                        upon the performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

EQUITY SECURITIES       The value of equity securities   Equity I
                        will rise and fall in response   Equity II
                        to the activities of the         Equity III
                        company that issued the stock,   Equity Q
                        general market conditions and/   International
                        or economic conditions.          Emerging Markets
                                                         Real Estate Securities

  .  Value Stocks       Investments in value stocks are  Equity I
                        subject to risks that (i) their  Equity II
                        intrinsic values may never be    Equity III
                        realized by the market or (ii)   Equity Q
                        such stock may turn out not to   International
                        have been undervalued.

  .  Growth Stocks      Growth company stocks may        Equity I
                        provide minimal dividends which  Equity II
                        could otherwise cushion stock    Equity Q
                        prices in a market decline. The  International
                        value of growth company stocks
                        may rise and fall significantly
                        based, in part, on investors'
                        perceptions of the company,
                        rather than on fundamental
                        analysis of the stocks.

  .  Market-Oriented    Market-oriented investments are  Equity I
     Investments        generally subject to the risks   Equity II
                        associated with growth and value Equity Q
                        stocks.                          International

  .  Securities of      Investments in smaller          Equity II
     Small              companies may involve greater
     Capitalization     risks because these companies
     Companies          generally have a limited track
                        record. Smaller companies
                        often have narrower markets
                        and more limited managerial
                        and financial resources than
                        larger, more established
                        companies. As a result, their
                        performance can be more
                        volatile, which may increase
                        the volatility of a Fund's
                        portfolio.

FIXED-INCOME            Prices of fixed-income          Short Term Bond
SECURITIES              securities rise and fall in     Fixed Income I
                        response to interest rate       Fixed Income III
                        changes. Generally, when
                        interest rates rise, prices of
                        fixed-income securities fall.
                        The longer the duration of the
                        security, the more sensitive
                        the security is to this risk.
                        A 1% increase in interest
                        rates would reduce the value
                        of a $100 note by
                        approximately one dollar if it
                        had a one-year duration, but
                        would reduce its value by
                        approximately fifteen dollars
                        if it had a 15-year duration.
                        There is also a risk that one
                        or more of the securities will
                        be downgraded in credit rating
                        or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.

  .  Non-Investment     Although lower rated debt       Short Term Bond
     Grade Fixed-Income securities generally offer a    Fixed Income III
     Securities         higher yield than higher rated
                        debt securities, they involve
                        higher risks. They are
                        especially subject to:

                          .  Adverse changes in general
                             economic conditions and in
                             the industries in which
                             their issuers are engaged,

                          .  Changes in the financial
                             condition of their issuers
                             and

                          .  Price fluctuations in
                             response to changes in
                             interest rates.

                        As a result, issuers of lower
                        rated debt securities are more
                        likely than other issuers to
                        miss principal and interest
                        payments or to default which
                        could result in a loss to a
                        Fund.

INTERNATIONAL           A Fund's return and net asset   International
SECURITIES              value may be significantly      Emerging Markets
                        affected by political or        Short Term Bond
                        economic conditions and         Fixed Income I
                        regulatory requirements in a    Fixed Income III
                        particular country. Non-US
                        markets, economies and
                        political systems may be less
                        stable than US markets, and
                        changes in exchange rates of
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards typically
                        are not as strict as they are
                        in the US and there may be
                        less public information
                        available about foreign
                        companies. Non-US securities
                        markets may be less liquid and
                        have fewer transactions than
                        US securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  .  Non-US Debt        A Fund's non-US debt            Short Term Bond
     Securities         securities are typically        Fixed Income I
                        obligations of sovereign        Fixed Income III
                        governments and corporations.
                        These securities are
                        particularly subject to a risk
                        of default from political
                        instability.

  .  Emerging Market    Investments in emerging or      Emerging Markets
     Countries          eveloping markets involve       Fixed Income III
                        exposure to economic structures
                        that are generally less diverse
                        and mature, and to political
                        systems which have less
                        stability than those of more
                        developed countries. Emerging
                        market securities are subject to
                        currency transfer restrictions
                        and may experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  .  Instruments of US  Non-US corporations and banks   Short Term Bond
     and Foreign Banks  issuing dollar denominated      Fixed Income I
     and Branches and   instruments in the US are not   Fixed Income III
     Foreign            necessarily subject to the
     Corporations,      same regulatory requirements
     Including Yankee   that apply to US corporations
     Bonds              and banks, such as accounting,
                        auditing and recordkeeping
                        standards, the public
                        availability of information
                        and, for banks, reserve
                        requirements, loan limitations
                        and examinations. This
                        increases the possibility that
                        a non-US corporation or bank
                        may become insolvent or
                        otherwise unable to fulfill
                        its obligations on these
                        instruments.

DERIVATIVES (E.G.       If a Fund incorrectly           Short Term Bond
FUTURES CONTRACTS,      forecasts interest rates in     Fixed Income I
OPTIONS ON FUTURES,     using derivatives, the Fund     Fixed Income III
INTEREST RATE SWAPS)    could lose money. Price
                        movements of a futures
                        contract, option or structured
                        note may not be identical to
                        price movements of portfolio
                        securities or a securities
                        index resulting in the risk
                        that, when a Fund buys a
                        futures contract or option as
                        a hedge, the hedge may not be
                        completely effective.

REAL ESTATE SECURITIES  Just as real estate values go   Real Estate Securities
                        up and down, the value of the
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that
                        invests in real estate
                        securities is also subject to
                        the risks associated with
                        direct ownership of real
                        estate. Additional risks
                        include declines in the value
                        of real estate, changes in
                        general and local economic
                        conditions, increases in
                        property taxes and changes in
                        tax laws and interest rates.
                        The value of securities of
                        companies that service the
                        real estate industry may also
                        be affected by such risks.

  .   REITs             REITs may be affected by          Real Estate Securities
                        changes in the value of the
                        underlying properties owned by
                        the REITs and by the quality of
                        any credit extended. Moreover,
                        the underlying portfolios of
                        REITs may not be diversified,
                        and therefore are subject to
                        the risk of financing a single
                        or a limited number of
                        projects. REITs are also
                        dependent upon management
                        skills and are subject to heavy
                        cash flow dependency, defaults
                        by borrowers, self-liquidation
                        and the possibility of failing
                        either to qualify for tax-free
                        pass through of income under
                        federal tax laws or to maintain
                        their exemption from certain
                        federal securities laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are         Fixed Income I
                        affected by economic, business    Fixed Income III
                        or political developments.        Short Term Bond
                        These securities may be subject
                        to provisions of litigation,
                        bankruptcy and other laws
                        affecting the rights and
                        remedies of creditors, or may
                        become subject to future laws
                        extending the time for payment
                        of principal and/or interest,
                        or limiting the rights of
                        municipalities to levy taxes.

REPURCHASE AGREEMENTS   Under a repurchase agreement, a   Fixed Income I
                        bank or broker sells securities   Fixed Income III
                        to a Fund and agrees to           Short Term Bond
                        repurchase them at the Fund's
                        cost plus interest. If the
                        value of the securities
                        declines and the bank or broker
                        defaults on its repurchase
                        obligation, a Fund could incur
                        a loss.

EXPOSING LIQUIDITY      By exposing its liquidity         Equity I
RESERVES TO EQUITY      reserves to an equity market,     Equity II
MARKETS                 principally by use of equity      Equity III
                        index futures but also by use     Equity Q
                        of exchange traded and            International
                        over-the-counter options and      Real Estate Securities
                        equity index swaps, a Fund's      Emerging Markets
                        performance tends to
                        correlate more closely to the
                        performance of that market as
                        a whole. However, the market
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and
                        reduces a Fund's performance
                        if the particular equity
                        market declines.

SECURITIES LENDING      If a borrower of a Fund's         All Funds
                        securities fails financially,
                        the Fund's recovery of the
                        loaned securities may be delayed
                        or the Fund may lose its rights
                        to the collateral which could
                        result in a loss to a Fund.

                            MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2001, managed over $16.9 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2001.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June
    1989.

  . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

  . Randal C. Burge, who has been Director, Portfolio Management since December
    2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

  . Jean Carter, who has been Director, North American IMG since December 2001.
    From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
    Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

  . Bruce A. Eidelson, who has been a Portfolio Manager of Russell Real Estate
    Advisors Inc. ("RREA"), an affiliate of FRIMCo, since January 2002. From 1999 to 2001, Mr. Eidelson was Director of Real Estate Advisory Services of RREA. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June
    2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
    FRIMCo.

  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
    Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996.

  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.

  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

  The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.55%; Equity Q Fund, 0.55%; Equity II Fund, 0.70%; Equity III Fund, 0.55%; International Fund, 0.70%; Fixed Income I Fund, 0.25%; Fixed Income III Fund, 0.50%; Real Estate Securities Fund, 0.80%; Emerging Markets Fund, 1.15%; and Short Term Bond Fund, 0.45%. The annual rate of administrative fees payable to FRIMCo monthly on a pro rata basis are an additional 0.05% of the average daily net assets of the Real Estate Securities, Emerging Markets and Short Term Bond Funds. The Class Y Shares of the remaining Funds pay administrative fees to FRIMCo at cost.

  For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed 0.24% of the average daily net assets of this Class on an annual basis.

  Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                               THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                               PORTFOLIO TURNOVER

  The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:





DECLARED                       PAYABLE                       FUNDS
--------                ----------------------  -----------------------------
Quarterly . . . . . .   Mid: April, July,       Equity I, Equity III, Equity Q,
                        October and December    Real Estate Securities, Short
                                                Term Bond, Fixed Income I and
                                                Fixed Income III Funds
Annually. . . . . . .   Mid-December            International, Emerging Markets
                                                and Equity II Funds





CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, P.O. Box 8420, Boston, MA 02266-8420.

                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

  If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q or Real Estate Securities Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

  By law, a Fund must withhold 30% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE

  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

  For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund.

  For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Each Fund reserves the right to close any account invested in Class S Shares whose balance falls below $1,000.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Each Fund reserves the right to reject any purchase order for any reason.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, P.O. Box 8420, Boston, MA 02266-8420. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.
UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.
Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.
Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please provide
                                            a copy of the trust document certified within the
                                            last 60 days.
Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

EQUITY I FUND--CLASS Y SHARES

                                                          FISCAL
                                                        YEAR ENDED
                                                        OCTOBER 31,
                                                        -----------
                                                           2001        2000*
                                                         --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . .    $  35.21     $ 36.90
                                                         --------     -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . .         .23         .14
 Net realized and unrealized gain (loss). . . . . . .       (9.61)      (1.64)
                                                         --------     -------
  Total income from operations. . . . . . . . . . . .       (9.38)      (1.50)
                                                         --------     -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . .        (.23)       (.19)
 From net realized gain . . . . . . . . . . . . . . .        (.36)         --
                                                         --------     -------
  Total distributions . . . . . . . . . . . . . . . .        (.59)       (.19)
                                                         --------     -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . .    $  25.24     $ 35.21
                                                         ========     =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . .      (26.93)      (4.03)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . .     146,156      37,101
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . . . . . .         .62         .62
  Operating expenses, gross . . . . . . . . . . . . .         .62         .67
  Net investment income . . . . . . . . . . . . . . .         .81         .65

 Portfolio turnover rate (%)  . . . . . . . . . . . .      144.94      144.37


*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

EQUITY Q FUND--CLASS Y SHARES


                                                          FISCAL
                                                        YEAR ENDED
                                                        OCTOBER 31,
                                                        -----------
                                                           2001        2000*
                                                         --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . .    $  40.69     $ 42.29
                                                         --------     -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . .         .28         .16
 Net realized and unrealized gain (loss). . . . . . .       (9.71)      (1.54)
                                                         --------     -------
  Total income from operations. . . . . . . . . . . .       (9.43)      (1.38)
                                                         --------     -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . .        (.28)       (.22)
 From net realized gain . . . . . . . . . . . . . . .       (1.23)         --
                                                         --------     -------
  Total distributions . . . . . . . . . . . . . . . .       (1.51)       (.22)
                                                         --------     -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . .    $  29.75     $ 40.69
                                                         ========     =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . .      (23.74)      (3.21)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . .     456,512      38,812
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . . . . . .         .61         .61
  Operating expenses, gross . . . . . . . . . . . . .         .61         .66
  Net investment income . . . . . . . . . . . . . . .         .86         .68

 Portfolio turnover rate (%). . . . . . . . . . . . .       79.24       59.91



*   For the period March 30, 2000 (commencement of sale) to October 31, 2000.

(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

EQUITY II FUND--CLASS Y SHARES


                                                         FISCAL
                                                       YEAR ENDED
                                                       OCTOBER 31,
                                                       ----------
                                                           2001      2000*
                                                        ---------  -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . .   $  38.35   $ 38.89
                                                        ---------  -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . .        .20       .11
 Net realized and unrealized gain (loss). . . . . . .      (5.35)     (.55)
                                                        ---------  -------
  Total income from operations. . . . . . . . . . . .      (5.15)     (.44)
                                                        ---------  -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . .       (.10)     (.10)
 From net realized gain . . . . . . . . . . . . . . .      (4.78)       --
                                                        ---------  -------
  Total distributions . . . . . . . . . . . . . . . .      (4.88)     (.10)
                                                        ---------  -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . .   $  28.32   $ 38.35
                                                        =========  =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . .     (14.59)    (1.15)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . .    126,876    50,112
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . . . . . .        .78       .78
  Operating expenses, gross . . . . . . . . . . . . .        .79       .83
  Net investment income . . . . . . . . . . . . . . .        .65       .51

 Portfolio turnover rate (%). . . . . . . . . . . . .     134.79    137.51

*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

EQUITY III FUND--CLASS I SHARES


                                 FISCAL
                               YEAR ENDED
                               OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                               -----------             ------------------------------------------
                                  2001       2000*       1999       1998       1997        1996
                                -------    --------    --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF
PERIOD. . . . . . . . . . . .   $ 26.33     $  26.18   $  29.12   $  29.80   $  29.68    $  29.11
                                -------     --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a) . .       .27          .25        .40        .47        .60         .70
 Net realized and unrealized
 gain (loss). . . . . . . . .     (3.96)         .15       (.41)      2.75       8.69        5.10
                                -------     --------   --------   --------   --------    --------
  Total income from
  operations. . . . . . . . .     (3.69)         .40       (.01)      3.22       9.29        5.80
                                -------     --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income .      (.26)        (.25)      (.40)      (.47)      (.61)       (.71)
 From net realized gain . . .        --           --      (2.53)     (3.43)     (8.56)      (4.52)
                                -------     --------   --------   --------   --------    --------
  Total distributions . . . .      (.26)        (.25)     (2.93)     (3.90)     (9.17)      (5.23)
                                -------     --------   --------   --------   --------    --------
NET ASSET VALUE, END OF
PERIOD. . . . . . . . . . . .   $ 22.38     $  26.33   $  26.18   $  29.12   $  29.80    $  29.68
                                =======     ========   ========   ========   ========    ========
TOTAL RETURN (%)(b) . . . . .    (14.09)        1.59        .25      11.53      33.13       20.90

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands) . . . . . . .    75,578      129,405    168,361    210,491    242,112     221,778
 Ratios to average net assets
 (%)(c):
  Operating expenses. . . . .       .93          .92        .79        .74        .78         .79
  Net investment income . . .      1.08         1.22       1.39       1.54       1.77        2.23

 Portfolio turnover rate (%).    118.26       108.39     146.28     135.53     128.86      100.78


*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

INTERNATIONAL FUND--CLASS Y SHARES


                                                          FISCAL
                                                        YEAR ENDED
                                                        OCTOBER 31,
                                                        -----------
                                                           2001        2000*
                                                         --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . .    $  39.62     $ 46.09
                                                         --------     -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . .         .46         .46
 Net realized and unrealized gain (loss). . . . . . .       (9.60)      (6.93)
                                                         --------     -------
  Total income from operations. . . . . . . . . . . .       (9.14)      (6.47)
                                                         --------     -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . .        (.14)         --
 From net realized gain . . . . . . . . . . . . . . .       (1.92)         --
                                                         --------     -------
  Total distributions . . . . . . . . . . . . . . . .       (2.06)         --
                                                         --------     -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . .    $  28.42     $ 39.62
                                                         --------     -------
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . .      (24.26)     (14.04)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . .     386,538      78,103
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . . . . . .         .96         .91
  Operating expenses, gross . . . . . . . . . . . . .         .96         .94
  Net investment income . . . . . . . . . . . . . . .        1.40        1.85

 Portfolio turnover rate (%). . . . . . . . . . . . .      111.84      105.17


*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

FIXED INCOME I FUND--CLASS Y SHARES


                                                         FISCAL
                                                       YEAR ENDED
                                                       OCTOBER 31,
                                                       -----------
                                                          2001        2000*
                                                        --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . .    $  20.79     $  20.61
                                                        --------     --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . .        1.23          .81
 Net realized and unrealized gain (loss) . . . . . .        1.61          .37
                                                        --------     --------
  Total income from operations . . . . . . . . . . .        2.84         1.18
                                                        --------     --------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . .       (1.31)       (1.00)
                                                        --------     --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . .    $  22.32     $  20.79
                                                        ========     ========
TOTAL RETURN (%)(b)  . . . . . . . . . . . . . . . .       14.07         5.89

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . .     520,186      144,049
 Ratios to average net assets (%)(c):
  Operating expenses, net  . . . . . . . . . . . . .         .32          .32
  Operating expenses, gross  . . . . . . . . . . . .         .32          .34
  Net investment income  . . . . . . . . . . . . . .        5.62         6.63

 Portfolio turnover rate (%) . . . . . . . . . . . .      188.97       117.94


*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

FIXED INCOME III FUND--CLASS Y SHARES


                                                         FISCAL
                                                       YEAR ENDED
                                                       OCTOBER 31,
                                                       -----------
                                                           2001        2000*
                                                         -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . .    $  9.76      $  9.69
                                                         -------      -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . .        .60          .25
 Net realized and unrealized gain (loss). . . . . . .        .62          .13
                                                         -------      -------
  Total income from operations. . . . . . . . . . . .       1.22          .38
                                                         -------      -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . .       (.63)        (.31)
                                                         -------      -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . .    $ 10.35      $  9.76
                                                         =======      =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . .      12.86         3.99

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . .     24,100       21,348
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . . . . . .        .62          .64
  Operating expenses, gross . . . . . . . . . . . . .        .62          .74
  Net investment income . . . . . . . . . . . . . . .       5.94         6.73

 Portfolio turnover rate (%). . . . . . . . . . . . .     165.41       108.08


*   For the period June 7, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND--CLASS S SHARES


                                             FISCAL
                                           YEAR ENDING
                                           OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                                           -----------             ------------------------------------------
                                              2001        2000*      1999       1998       1997        1996
                                            --------    --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD . .    $  26.22    $  22.86   $  24.44   $  30.86   $  29.19    $  23.51
                                            --------    --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . .        1.46        1.04       1.30       1.34       1.36        1.39
 Net realized and unrealized gain (loss)        1.03        3.15      (1.20)     (6.13)      3.93        6.89
                                            --------    --------   --------   --------   --------    --------
  Total income from operations . . . . .        2.49        4.19        .10      (4.79)      5.29        8.28
                                            --------    --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . . . . .       (1.40)       (.83)     (1.68)     (1.17)     (1.41)      (1.34)
 From net realized gain. . . . . . . . .          --          --         --       (.46)     (2.21)      (1.26)
                                            --------    --------   --------   --------   --------    --------
  Total distributions. . . . . . . . . .       (1.40)       (.83)     (1.68)     (1.63)     (3.62)      (2.60)
                                            --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . . . . .    $  27.31    $  26.22   $  22.86   $  24.44   $  30.86    $  29.19
                                            ========    ========   ========   ========   ========    ========
TOTAL RETURN (%)(b). . . . . . . . . . .        9.48       18.53        .55     (15.94)     18.99       36.81

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)    607,280     669,529    589,300    576,326    615,483     445,619
 Ratios to average net assets (%)(c):
  Operating expenses, net  . . . . . . .        1.17        1.16       1.14       1.05       1.02        1.04
  Operating expenses, gross  . . . . . .        1.18        1.16       1.14       1.05       1.02        1.04
  Net investment income  . . . . . . . .        5.19        5.00       5.41       4.93       4.57        5.64

 Portfolio turnover rate (%) . . . . . .       44.50       53.30      42.69      42.58      49.40       51.75

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

EMERGING MARKETS FUND--CLASS S SHARES


                                       FISCAL
                                     YEAR ENDED
                                     OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                                     -----------             ------------------------------------------
                                        2001       2000*       1999       1998       1997        1996
                                      --------   --------   --------   --------   --------    ---------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . . .    $   9.25    $  12.52   $   8.48   $  11.79   $  12.35    $  11.16
                                      --------    --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)**         .04          --        .03        .12        .14         .10
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . .       (2.24)      (3.21)      4.10      (3.35)      (.56)       1.26
                                      --------    --------   --------   --------   --------    --------
  Total income from operations . .       (2.20)      (3.21)      4.13      (3.23)      (.42)       1.36
                                      --------    --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . .          --        (.06)      (.09)      (.08)      (.14)       (.17)
                                      --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . .    $   7.05    $   9.25   $  12.52   $   8.48   $  11.79    $  12.35
                                      ========    ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)  . . . . . . .      (23.89)     (25.79)     49.03     (27.57)     (3.45)      12.26

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . .     273,486     359,201    430,794    294,349    333,052     271,490
 Ratios to average net assets
 (%)(c):
  Operating expenses, net. . . . .        2.09        1.91       1.91       1.75       1.64        1.71
  Operating expenses, gross  . . .        2.09        1.92       1.91       1.75       1.64        1.72
  Net investment income (loss) . .         .44        (.02)       .26       1.20        .87         .77

 Portfolio turnover rate (%) . . .       83.74       73.11      94.85      59.35      50.60       34.62

*   For the ten months ended October 31, 2000.
**  Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS S SHARES


                                      FISCAL
                                    YEAR ENDED
                                    OCTOBER 31,                      YEAR ENDED DECEMBER 31,
                                    -----------             ------------------------------------------
                                       2001       2000*       1999       1998       1997        1996
                                    ---------   --------    --------   --------   --------   ---------
NET ASSET VALUE, BEGINNING OF
PERIOD  . . . . . . . . . . . . .    $  18.22    $  18.03   $  18.46   $  18.35   $  18.36    $  18.55
                                     --------    --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a) . . . .        1.07         .91        .90        .99       1.08        1.04
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . .         .83         .09       (.36)       .11         --        (.19)
                                     --------    --------   --------   --------   --------    --------
  Total income from operations. .        1.90        1.00        .54       1.10       1.08         .85
                                     --------    --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income . . .       (1.13)       (.81)      (.97)      (.99)     (1.09)      (1.04)
                                     --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD  .    $  18.99    $  18.22   $  18.03   $  18.46   $  18.35    $  18.36
                                     ========    ========   ========   ========   ========    ========
TOTAL RETURN (%)(b) . . . . . . .       10.76        5.64       3.03       6.09       6.02        4.76

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . .     401,137     422,884    447,590    260,539    229,470     222,983
 Ratios to average net assets
 (%)(c):
  Operating expenses, net . . . .         .52         .64        .74        .66        .66         .70
  Operating expenses, gross . . .         .67         .66        .74        .66        .66         .70
  Net investment income . . . . .        5.76        6.00       5.22       5.37       5.70        5.70

 Portfolio turnover rate (%). . .      260.94       92.31     177.08     129.85     213.14      264.40

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                                 EQUITY I FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402-4322.


  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
     Park, NJ 07932-0650.

  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.

  Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                 EQUITY Q FUND

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
     Park, NJ 07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.

                                 EQUITY II FUND

  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.

  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
     Park, NJ 07932-0650.

  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.

  Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
     10019.

  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036-9998.

  Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                EQUITY III FUND

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

  Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                               INTERNATIONAL FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402-4322.

  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.

  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.

  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,
     Boston, MA 02108-4402.

                              FIXED INCOME I FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036-9998.

                             FIXED INCOME III FUND

  Delaware Management Company, a series of Delaware Management Business Trust,
     2005 Market Street, Philadelphia, PA 19103-7094.

  Morgan Stanley Investments, LP, One Tower Bridge, Suite 1100,W. Conshohocken,
     PA 19428-2899.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036-9998.

                          REAL ESTATE SECURITIES FUND


  AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane,
     Boston, MA 02110-2021.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Research & Management Incorporated, 11 South LaSalle Street,
     2nd Floor, Chicago, IL 60603.

                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402-4322

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.

                              SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154-0004.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class Y Shares:
    Equity I Fund
    Equity Q Fund
    Equity II Fund
    Equity III Fund
    International Fund
    Fixed Income I Fund
    Fixed Income III Fund
    Class S Shares:
    Real Estate Securities Fund
    Emerging Markets Fund
    Short Term Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-062 (0302)

[LOGO OF FRANK RUSSELL COMPANY]

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700
                          In Washington (253) 627-7001

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2002

                     As Supplemented through April 30, 2002

         Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

     This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

     Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

     This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended October 31, 2001. Copies of the Funds' Annual Reports accompany this Statement.

     As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:



Fund                                           Fund Inception Date         Prospectus Date
----                                           -------------------         ---------------
Equity I                                       October 15, 1981             March 1, 2002#
Equity II                                      December 28, 1981            March 1, 2002#
Equity III                                     November 27, 1981            March 1, 2002#
Equity Q                                       May 29, 1987                 March 1, 2002#
Tax-Managed Large Cap/1/                       October 7, 1996              March 1, 2002#
Tax-Managed Mid & Small Cap                    December 1, 1999             March 1, 2002#
  (formerly Tax-Managed Small Cap)
International                                  January 31, 1983             March 1, 2002#
Emerging Markets                               January 29, 1993             March 1, 2002#
Fixed Income I                                 October 15, 1981             March 1, 2002#
Fixed Income III                               January 29, 1993             March 1, 2002#
Money Market                                   October 15, 1981             March 1, 2002#
Diversified Equity                             September 5, 1985            March 1, 2002#
Special Growth                                 September 5, 1985            March 1, 2002#
Equity Income                                  September 5, 1985            March 1, 2002#
Quantitative Equity                            May 15, 1987                 March 1, 2002#
International Securities                       September 5, 1985            March 1, 2002#
Real Estate Securities                         July 28, 1989                March 1, 2002#
Diversified Bond                               September 5, 1985            March 1, 2002#
Short Term Bond/2/                             October 30, 1981             March 1, 2002#
Multistrategy Bond                             January 29, 1993             March 1, 2002#
Tax Exempt Bond/3/                             September 5, 1985            March 1, 2002#
U.S. Government Money Market                   September 5, 1985            March 1, 2002#
Tax Free Money Market                          May 8, 1987                  March 1, 2002#
Select Growth                                  January 31, 2001             March 1, 2002#
Select Value                                   January 31, 2001             March 1, 2002#


/1/ On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.

/2/ On or about April 27, 1998, the Volatility Constrained Bond Fund merged into the Fixed Income II Fund. On or about November 9, 1998, the Fixed Income II Fund was renamed the Short Term Bond Fund.

/3/ On or about November 9, 1998, the Limited Volatility Tax Free Fund was renamed the Tax Exempt Bond Fund.

 #   As supplemented through April 30, 2002.

A shareholder of Class I Shares or Class Y Shares of any Fund may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.

Each of the Funds (except the money market funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

Fund                                                   Class C         Class E         Class S         Class I         Class Y
----------------------------------------------------------------------------------------------------------------------------------
Equity I                                                                  X                               X               X
----------------------------------------------------------------------------------------------------------------------------------
Equity II                                                                 X                               X               X
----------------------------------------------------------------------------------------------------------------------------------
Equity III                                                                X                               X               X
----------------------------------------------------------------------------------------------------------------------------------
Equity Q                                                                  X                               X               X
----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap                                     X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap                               X               X               X
----------------------------------------------------------------------------------------------------------------------------------
International                                                             X                               X               X
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                          X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I                                                            X                               X               X
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III                                                          X                               X               X
----------------------------------------------------------------------------------------------------------------------------------
Money Market                                                                              X
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity                                        X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Special Growth                                            X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Equity Income                                             X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity                                       X               X               X
----------------------------------------------------------------------------------------------------------------------------------
International Securities                                  X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities                                    X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                          X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond                                           X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond                                        X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond                                           X               X               X
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market                                                              X
----------------------------------------------------------------------------------------------------------------------------------
Tax Free Money Market                                                                     X
----------------------------------------------------------------------------------------------------------------------------------
Select Growth                                             X               X               X               X               X
----------------------------------------------------------------------------------------------------------------------------------
Select Value                                              X               X               X               X               X
----------------------------------------------------------------------------------------------------------------------------------

                                TABLE OF CONTENTS

             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 77

                                                                           Page
 STRUCTURE AND GOVERNANCE ................................................  1
         Organization and Business History ...............................  1
         Shareholder Meetings ............................................  1
         Controlling Shareholders ........................................  1
         Trustees and Officers ...........................................  10

  OPERATION OF FRIC ......................................................  15
         Service Providers ...............................................  15
         Consultant ......................................................  15
         Advisor and Administrator .......................................  15
         Money Managers ..................................................  18
         Approval of Investment Advisory Agreement .......................  19
         Distributor .....................................................  20
         Custodian and Portfolio Accountant ..............................  21
         Transfer and Dividend Disbursing Agent ..........................  21
         Order Placement Designees .......................................  21
         Independent Accountants .........................................  21
         Code of Ethics ..................................................  21
         Plan Pursuant to Rule 18f-3 .....................................  24
         Distribution Plan ...............................................  25
         Shareholder Services Plan .......................................  26
         Fund Expenses ...................................................  27
         Purchase and Redemption of Fund Shares ..........................  27
         Valuation of Fund Shares ........................................  28
         Valuation of Portfolio Securities ...............................  28
         Portfolio Transaction Policies ..................................  29
         Portfolio Turnover Rate .........................................  29
         Brokerage Allocations ...........................................  30
         Brokerage Commissions ...........................................  31
         Yield and Total Return Quotations ...............................  34

  INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS ..............  40
         Investment Restrictions .........................................  40
         Investment Policies .............................................  42
         Certain Investments .............................................  47

  TAXES ..................................................................  64

  MONEY MANAGER INFORMATION ..............................................  66

  RATINGS OF DEBT INSTRUMENTS ............................................  72

  FINANCIAL STATEMENTS ...................................................  76

  GLOSSARY ...............................................................  77

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds is diversified.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2002, the following shareholders owned 5% or more of any Class of any Fund's Shares:

Diversified Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK, NY 10281-1003, 37.07%, record.

Diversified Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 8.01%, record. CHASE MANHATTAN BANK, NA, F.B.O. THE ROOT THRIFT PLUS PLAN (401(K) PLAN), ONE CHASE SQUARE, ROCHESTER NY 14643-0002, 5.63%, record. ZIONS FIRST NATIONAL BANK, TTEE, TUCKER, SADLER, PROF SHARING PLAN, P.O. BOX 30880, SALT LAKE CITY UT 84130-0880, 5.37%, record.

Diversified Bond Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 21.87%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 19.35%, record. CITIZENS BANK, SAGINAW, ATTN TRUST/INVESTMENT DEPT, 101 N WASHINGTON AVE, SAGINAW MI 48607-1206, 9.02%, record.

Diversified Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 25.78%, record.

Diversified Equity Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 14.47%, record. MALTRUST & CO, C/O EASTERN BANK & TRUST/GIBRALTAR, ATTN RETIREMENT PLAN SVCS 3RD FL, 217 ESSEX ST, SALEM MA 01970-3728, 10.62%, record. CITIZENS FIRST SAVINGS BANK, TRUST DEPARTMENT, ATTN ANNE RANCILIO, 525 WATER ST, PORT HURON MI 48060-5434, 5.11%, record.

Diversified Equity Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 17.97%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA, WA, 98401-1591 8.49%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591 7.05%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 6.84%, record.

Emerging Markets Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 28.89%, record.

Emerging Markets Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERSONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 28.14%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID, 83814-2174, 6.37%, record. SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ, 85016-3474, 5.63%, record.

Emerging Markets Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 29.55%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA, WA, 98401-1591, 6.29%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122,6.17%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA, 98401-1591, 5.96%, record.

Equity I Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 27.59%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 20.20%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID, 83814-2174, 11.47%, record. US BANK NA CUST FOR, DAILY VALUED RETIREMENT PROGRAM, FIRST TRUST CTR (SPEN 0402), 180 EAST 5TH ST, ST PAUL MN 55101-2672, 10.67%, record. SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ, 85016-3474, 6.66%, record.

Equity I Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 42.17%, record.

Equity I Fund - Class Y - STARR COMMONWEALTH, 13725 STARR COMMONWEALTH ROAD, ALBION MI 49224-9580, 41.03%, record. LIONS CLUB INTERNATIONAL FOUNDATION, MR GORDON GARRETT, 300 W 22ND ST, OAK BROOK IL 60523-8806, 26.54%, record. NEW YORK BOTANICAL GARDEN, POOLED ENDOWMENT, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY, 10458, 19.26%, record. NEW YORK BOTANICAL GARDEN - UNA1, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY, 10458, 6.31%, record.

Equity II Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 19.86%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH, 43219-6010, 17.23%, record. US BANK NA CUST FOR, DAILY VALUED RETIREMENT PROGRAM, FIRST TRUST CTR (SPEN 0402), 180 EAST 5TH ST, ST PAUL MN 55101-2672, 16.56%, record.

Equity II Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 47.54%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 10.14%, record.

Equity II Fund - Class Y - DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 63.65%, record. CASEY FAMILY GRANTS PROGRAM, EQUITY II FUND CLASS Y, 909 A ST, TACOMA WA 98402-5111, 15.34%, record. LIONS CLUB INTERNATIONAL FOUNDATION, MR GORDON GARRETT, 300 W 22ND ST, OAK BROOK IL 60523-8806, 10.75%, record. NEW YORK BOTANICAL GARDEN, POOLED ENDOWMENT, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY, 10458, 5.27%, record.

Equity III Fund - Class E - SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ, 85016-3474, 31.05%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 21.06%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH, 43219-6010, 14.13%, record. ADVISORS TRUST COMPANY, MASTER IRA, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 7.95%, record. FUSION CERAMICS INC, PROF SHARING PLAN, P.O. BOX 127, CARROLLTON OH 44615-0127, 6.44%, record.

Equity III Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 44.17%, record. BOYS REPUBLIC FUND, ENDOWMENT, 3493 GRAND AVE., CHINO CA 91709-1481, 5.06%, record.

Equity III Fund - Class Y - FRANK RUSSELL INVESTMENT MGMT CO, ATTN MARK SWANSON, PO BOX 1591, TACOMA WA 98401-1591, 100.00%, record.

Equity Income Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 12.30%, record. ROBERT W BAIRD & CO INC TTEE, FBO WAYNE K SAIKI ROLLOVER IRA, A/C 7267-3056, 73-4909 ANINI ST, KAILUA KONA HI 96740-9235, 5.80%, record. ROBERT W BAIRD & CO INC TTEE, FBO NEIL THOMAS ANDERSON, SEP IRA, A/C 1141-8184, 3107 RAMSHORN DR, CASTLE ROCK CO 80104-9087, 5.21%, record.

Equity Income Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 27.90%, record.

Equity Income Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 19.59%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR

THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 7.17%, record.

Equity Q Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 33.84%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 16.31%, record. SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ 85016-3474, 12.58%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 12.00%, record.

Equity Q Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 52.10%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN:
MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 7.04%, record.

Equity Q Fund - Class Y - DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 79.82%, record.

Fixed Income I Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 45.35%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 13.72%, record. INVESCO TTEE, BISYS BD SERVICE INC, FBO NORWOOD CLINIC 401K PSP, PO BOX 4054, CONCORD CA 94524-4054, 7.99%, record.

Fixed Income I Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 30.36%, record. AG FINANCIAL SERVICES GROUP, SELECT RETIREMENT PLAN 403(B) STRATEGY A, 1661 N BOONVILLE AVE, SPRINGFIELD MO 65803-2751, 12.53%, record.

Fixed Income I Fund - Class Y - DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 46.02%, record. CASEY FAMILY GRANTS PROGRAM FIXED INCOME I FUND CLASS Y, 909 A ST, TACOMA WA 98402-5111, 18.73%, record. BILL DANIELS ESTATE, DANIELS COMMUNICATIONS INC, 5031 S ULSTER ST, STE 205, DENVER CO 80237-2810, 10.65%, record. LIONS CLUB INTERNATIONAL FOUNDATION, MR GORDON GARRETT, 300 W 22ND ST, OAK BROOK IL 60523-8806, 7.16%, record.

Fixed Income III Fund - Class E - INVESCO TTEE, BISYS BD SERVICE INC, FBO NORWOOD CLINIC 401K PSP, PO BOX 4054, CONCORD CA 94524-4054, 25.51%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 25.32%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID, 83814-2174, 14.35%, record. FUSION CERAMICS INC, PROF SHARING PLAN, P.O. BOX 127, CARROLLTON OH 44615-0127, 12.50%, record. IDAHO TRUST COMPANY, A DIVISION OF WEALTHBANK NA C, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 8.38%, record. PETER HAUBER TTEE, THOMAS WOLFGANG HAUBER TTEE, PETER HAUBER 1992 CRUT, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 5.77%, record. PETER HAUBER TTEE, THOMAS WOLFGANG HAUBER TTEES, BRIGITTE A HAUBER 1992 CRUT, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 5.12%, record.

Fixed Income III Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 56.49%, record.

Fixed Income III Fund - Class Y - FRANK RUSSELL INVESTMENT MGMT CO, ATTN MARK SWANSON, PO BOX 1591, TACOMA WA 98401-1591, 100.00%, record.

International Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OFOUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 47.10%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 14.75%, record. THE FUND FOR AMERICAN STUDIES, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 5.87%, record.

International Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 46.41%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 5.45%, record.

International Fund - Class Y - FRANK RUSSELL TRUST COMPANY IM, UNDER THE CASEY FAMILY PROGRAMS, 909 A STREET, TACOMA WA 98402-5120, 56.87%, record. DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 25.11%, record. CASEY FAMILY GRANTS PROGRAM INTERNATIONAL FUND CLASS Y, 909 A ST, TACOMA WA 98402-5111, 12.22%, record.

International Securities Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 25.73%, record.

International Securities Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 8.91%, record. CITIZENS FIRST SAVINGS BANK, TRUST DEPARTMENT, ATTN ANNE RANCILIO, 525 WATER ST, PORT HURON MI 48060-5434, 5.48%, record.

International Securities Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 18.24%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 10.53%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 9.05%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 6.50%, record.

Money Market Fund - Class S - DEUTSCHE BANK, FBO FRIC FUNDS, C/O DEUTSCHE BANK, 130 LIBERTY ST #3505, New York NY 10006-1105,20.43%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, 8.15%, record. LINCOLN CAPITAL MANAGEMENT, ACCOUNT # CH43, C/O FRANK RUSSELL INV CO, ATTN:
OPERATIONS DEPT., PO BOX 1591, TACOMA WA 98401-1591,5.73%, record.

Multistrategy Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 34.60%, record.

Multistrategy Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 13.45%, record.

Multistrategy Bond Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 25.25%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 16.49%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 11.73%, record.

Quantitative Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 24.82%, record.

Quantitative Equity Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 15.40%, record. CITIZENS FIRST SAVINGS BANK, TRUST DEPARTMENT, ATTN ANNE RANCILIO, 525 WATER ST, PORT HURON, MI 48060-5434, 5.20%, record.

Quantitative Equity Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 19.68%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT

CO., P.O. BOX 1591, TACOMA WA, 98401-1591, 7.89%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA, 98401-1591, 6.57%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT, CO., PO BOX 1591, TACOMA WA 98401-1591, 6.38%, record.

Real Estate Securities Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 28.37%, record.

Real Estate Securities Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 31.69%, record.

Real Estate Securities Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 34.36%, record.

Select Growth Fund - Class C - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 52.68%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 9.14%, record.

Select Growth Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 44.90%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 43.52%, record. CHASE MANHATTAN BANK, NA, F.B.O. THE ROOT THRIFT PLUS PLAN (401(K) PLAN), ONE CHASE SQUARE, ROCHESTER NY 14643-0002, 11.58%, record.

Select Growth Fund - Class I - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 87.80%, record.

Select Growth Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 65.81%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 15.25%, record.

Select Value Fund - Class C - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 42.21%, record. WEXFORD CLEARING SERVICES CORP FBO, LOCAL#262 AFLCIO WELFARE FUND, C/O HUGO H HANSON II CPA, 20 PARK PL STE 222, MORRISTOWN NJ 07960-7102, 6.29%, record.

Select Value Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 45.73%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 40.15%, record. CHASE MANHATTAN BANK, NA, F.B.O. THE ROOT THRIFT PLUS PLAN (401(K) PLAN), ONE CHASE SQUARE, ROCHESTER NY 14643-0002,11.38%, record.

Select Value Fund - Class I - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 56.10%, record. INDIANA TRUST 3, INDIANA TRUST & INVESTMENT MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 33.77%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 5.57%, record.

Select Value Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 54.33%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 23.91%, record.

Short Term Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 21.25%, record. MARY S RAYMOND, 1419 SILVER SPRINGS WAY, STANWOOD WA, 98292-8110, 6.04%, record.

Short Term Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 25.64%, record. IDAHO TRUST COMPANY, A DIVISION OF WEALTHBANK NA C, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 12.46%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID, 83814-2174, 11.22%, record.

Short Term Bond Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 30.98%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 9.08%, record. CONSERVATIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 7.43%, record.

Special Growth Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 21.09%, record.

Special Growth Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 22.21%, record. MALTRUST & CO, C/O EASTERN BANK & TRUST/GIBRALTAR, ATTN RETIREMENT PLAN SVCS 3RD FL, 217 ESSEX ST, SALEM MA 01970-3728, 6.58%, record. CITIZENS FIRST SAVINGS BANK, TRUST DEPARTMENT, ATTN ANNE RANCILIO, 525 WATER ST, PORT HURON, MI 48060-5434,5.00%, record.

Special Growth Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 23.55%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 6.60%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122,6.23%, record.

Tax Exempt Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 12.48%, record. H DEAN ROBB TTEE, CLAIR S ROBB REVOCABLE TRUST U/A DTD 12/28/2000 A/C #2, 1537 E RIDGEMARK DRIVE, SANDY UT, 84092-3055, 11.10%, record. FRED C MATHEWS JR, JANET S MATHEWS JTWROS, 8122 TRANQUILLA PL, FORT WAYNE IN 46815-5780, 5.83%, record.

Tax Exempt Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 22.21%, record. SHINTECH INC EMPLOYEE BENEFIT TRUST, RICHARD MASON TTEE, WESLAYAN TOWER STE 811, 24 GREENWAY PLAZA, HOUSTON TX 77046-2401,9.38%, record. JEANNE BLANCHE FISHER TTEE, FISHER FAMILY TRUST A, UA DTD 07/06/1978, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 8.79%, record. BIRGIT LANE REVOCABLE TRUST U/D/T, DTD MAY 14, 1993, 1441 WAZEE STREET STE 104, DENVER CO 80202-5912, 5.77%, record.

Tax Exempt Bond Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 56.74%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 8.70%, record.

Tax Free Money Market Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 44.75%, record. CITIZENS BANK, SAGINAW, ATTN TRUST/INVESTMENT DEPT, 101 N WASHINGTON AVE, SAGINAW MI 48607-1206,32.06%, record. NIAGARA MOHAWK POWER CORPORATION, ATTN:
RONALD A. UNGERER, 300 ERIE BLVD., WEST, SYRACUSE NY 13202-4250, 5.60%, record.

Tax-Managed Global Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 7.18%, record.

Tax-Managed Global Equity Fund - Class E - FRANK RUSSELL INVESTMENT MGMT CO, ATTN MARK SWANSON, PO BOX 1591, TACOMA WA 98401-1591, 100.00%, record.

Tax-Managed Global Equity Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 31.78%, record.

Tax-Managed Large Cap Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 8.80%, record.

Tax-Managed Large Cap Fund - Class E - JEANNE BLANCHE FISHER TTEE, FISHER FAMILY TRUST A, UA DTD 07/06/1978, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 10.89%,
record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 9.67%, record. PETER HAUBER TTEE, THOMAS WOLFGANG HAUBER TTEE, PETER HAUBER 1992 CRUT, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 7.95%, record. PETER HAUBER TTEE, THOMAS WOLFGANG HAUBER TTEES, BRIGITTE A HAUBER 1992 CRUT, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 7.05%, record. SHINTECH INC EMPLOYEE BENEFIT TRUST, RICHARD MASON TTEE, WESLAYAN TOWER STE 811, 24 GREENWAY PLAZA, HOUSTON TX 77046-2401,6.50%, record. LIP HOLDING, INC, STE 900, 300 DELAWARE AVE, WILMINGTON DE 19801-1671, 5.26%, record.

Tax-Managed Large Cap Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 43.40%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 12.25%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149,9.22%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 5.89%, record.

Tax-Managed Small Cap Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 5.57%, record.

Tax-Managed Small Cap Fund - Class E - JEANNE BLANCHE FISHER TTEE, FISHER FAMILY TRUST C, UA DTD 07/06/1978, 1441 WAZEE ST APT 104, DENVER CO 80202-5952, 23.84%,
record. LIP HOLDING, INC, STE 900, 300 DELAWARE AVE, WILMINGTON DE 19801-1671, 6.68%, record. SHINTECH INC EMPLOYEE BENEFIT TRUST, RICHARD MASON TTEE, WESLAYAN TOWER STE 811, 24 GREENWAY PLAZA, HOUSTON TX 77046-2401, 5.24%, record.

Tax-Managed Small Cap Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 47.73%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 8.48%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 7.44%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 7.34%, record.

U.S. Government Money Market Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT

5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 49.20%, record.

At January 31, 2002, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:

Emerging Markets Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 29.51%, record.

Equity I Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 38.72%, record.

Equity II Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 40.37%, record.

Equity III Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 42.95%, record.

Equity Q Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 36.88%, record.

Fixed Income III Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 56.02%, record.

International Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 29.89%, record.

Multistrategy Bond Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 25.26%, record.

Real Estate Securities Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 34.24%, record.

Select Growth Fund - THE NORTHWESTERN MUTUAL LIFE INS CO,* 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 73.01%, record.

Select Value Fund - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4703, 54.27%, record.

Short Term Bond Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 30.70%, record.

Tax Exempt Bond Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 54.48%, record.


---------------
* The Northwestern Mutual Life Insurance Company is a mutual insurance company organized under the laws of Wisconsin.

Tax Free Money Market Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 44.75%, record. CITIZENS BANK, SAGINAW, ATTN TRUST/INVESTMENT DEPT, 101 N WASHINGTON AVE, SAGINAW MI 48607-1206, 32.06%, record.

Tax-Managed Global Equity Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 27.85%, record.

Tax-Managed Large Cap Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 42.59%, record.

Tax-Managed Small Cap Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 46.07%, record.

U.S. Government Money Market Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK, NY 10281-1003, 49.20%, record.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, FRC and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.


The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are
(1) oversight of the Funds' accounting and financial reporting policies and internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board of Trustees. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. During the fiscal year ended October 31, 2001, the Audit Committee consisted of all of the independent trustees. Currently, the Audit Committee members consist of Mmes. E. Palmer and K. Blake and Mr. R. Tennison, each of whom is an independent trustee. For the fiscal year ending October 31, 2001, the Audit Committee held two meetings. The primary functions of the Nominating and Governance Committee are to: (1) make nominations for independent trustee membership on the Board; (2) evaluate and review the composition and performance of the Board of Trustees; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by shareholders of the Funds. During the fiscal year ended October 31, 2001, the Nominating and Governance Committee consisted of all of the independent trustees. Currently, the Nominating and Governance Committee members consist of Messrs. P. Anderson, P. Anton, W. Baxter and L. Gingrich, each of whom is an independent trustee. The Nominating and Governance Committee was established on August 20, 2001 and did not hold any meeting for the fiscal year ended October 31, 2001.

FRIC paid in aggregate $376,769 for the fiscal year ended October 31, 2001 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.



                                                                                                    No. of
                               Position(s)                                                       Portfolios in
                                Held With                                                        Russell Fund
                                 Fund and                            Principal Occupation(s)        Complex            Other
         Name, Age,             Length of                                   During the            Overseen by    Directorships Held
          Address              Time Served      Term of Office             Past 5 Years             Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
----------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,       Trustee         Appointed until     .  Currently, Chairman           36         None
Born July 3, 1932              Emeritus        successor              Emeritus, FRC
                               and             is duly elected     .  Currently, Chairman
909 A Street                   Chairman        and qualified          Emeritus, FRIC and RIF
Tacoma, Washington             Emeritus                            .  From 1984 to December
98402-1616                     since 1999                             1998, Chairman of the
                                                                      Board of FRIC and RIF
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,             Trustee         Appointed until     .  Vice Chairman, FRC;           36         . Trustee, The
Born April 22, 1939            since 1987      successor           .  Chairman of the Board,                     SSgA Funds
                                               is duly elected        Trustee, President and                     (investment
909 A Street                                   and qualified          CEO, FRIC and RIF;                         company);
Tacoma, Washington                                                 .  CEO and Chairman of
98402-1616                                                            the Board, Russell
                               President       Until successor is     Fund Distributors, Inc.
                               and CEO         chosen and             and FRIMCo;
                               since 1987;     qualified by        .  Trustee, President
                               Chairman of     trustees               and Chairman of the
                               the Board                              Board, SSgA Funds
                               since 1999.                            (investment company)
                                                                      Trustee and Chairman
                                                                      of the Board, Frank
                                                                      Russell Trust Company;
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
*Michael J.A. Phillips,        Trustee         Appointed until     .  Chairman of the               36         None
Born January 20, 1948          Since           successor is duly      Board, President and
                               January 2,      elected and            CEO, FRC
                               2002            qualified.          .  Trustee, FRIC and RIF
909 A Street
Tacoma, Washington
98402-1616
----------------------------------------------------------------------------------------------------------------------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.



                                                                                                   No. of
                                 Position(s)                                                    Portfolios in
                                  Held With                                                      Russell Fund
                                  Fund and                          Principal Occupation(s)        Complex            Other
                                  Length of                              During the              Overseen by    Directorships Held
      Name, Age, Address         Time Served      Term of Office        Past 5 Years               Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
----------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,                 Trustee      Appointed until     .  1996 to present,               36             None
Born October 15, 1931             since 1984   successor is duly      President, Anderson
                                               elected and            Management Group LLC
909 A Street                                   qualified              (private investments
Tacoma, Washington                                                    consulting)
98402-1616
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,                Trustee      Appointed until     .  Retired since 1997             36            None
Born December 1, 1919             since 1985   successor is duly   .  Until 1997, President,
                                               elected and            Paul Anton and
                                               qualified              Associates (Marketing
909 A Street                                                          Consultant on emerging
Tacoma, Washington                                                    international markets
98402-1616                                                            for small corporations)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,                Trustee      Appointed until     .  Retired since 1986             36            None
Born June 8, 1925                 since 1984   successor is duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,                 Trustee      Appointed until     .  President, Kristianne          36        .  Trustee
Born January 22, 1954             since 2000   successor is duly      Gates Blake, P.S.                           WM Group
                                               elected and            (accounting services)                       of Funds
909 A Street                                   qualified                                                          (investment
Tacoma, Washington                                                                                                company);
98402-1616                                                                                                     .  Director,
                                                                                                                  Avista Corp
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,                  Trustee      Appointed until     .  Retired since 1995             36            None
Born October 6, 1930              since 1984   successor is duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,                Trustee      Appointed until     .  Retired since 1981             36            None
Born May 5, 1926                  since 1984   successor is duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.,         Trustee      Appointed until     .  Currently, President,          36            None
Born December 21, 1955            since 2000   successor is duly      Simpson Investment
                                               elected and            Company and several
909 A Street                                   qualified              additional subsidiary
Tacoma, Washington                                                    companies, including
98402-1616                                                            Simpson Timber Company,
                                                                      Simpson Paper Company
                                                                      and Simpson Tacoma
                                                                      Kraft Company
--------------------------------------------------------------------------------------------------------------------------------



                                  Position(s) Held                                       Principal Occupation(s)
      Name, Age,                With Fund and Length                                            During the
       Address                    of Time Served        Term of Office                         Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
----------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor   .  Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963          Accounting Officer      is chosen and        and RIF 1996 to present,
                                since 1998              qualified by      .  Director, Funds Administration, FRIMCo and
                                                        Trustees             Frank Russell Trust Company
909 A Street                                                              .  Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                                        .  Manager, Funds Accounting and Taxes, Russell
98402-1616                                                                   Fund Distributors, Inc.
                                                                          .  April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                             and RIF; November 1995 to July 1998, Assistant
                                                                             Secretary, SSgA Funds; February 1997 to July 1998,
                                                                             Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,                Director of             Until removed by  .  Director of Investments, FRIC and RIF
Born October 3, 1953            Investments since       Trustees          .  Chief Investment Officer, Frank Russell Trust Company
                                1991                                      .  Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,                    Secretary and           Until removed by  .  Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941            General Counsel         Trustees          .  Frank Russell Trust Company and Russell Fund
                                since 1994                                   Distributors, Inc.
909 A Street                                                              .  Director, Secretary and General Counsel, Frank
Tacoma, Washington                                                           Russell Capital Inc.
98402-1616                                                                .  Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson,               Director of             Until removed by  .  Director of Short-Term Investment Funds, FRIC, RIF,
Born July 20, 1960              Short-Term              Trustees             FRIMCo and Frank Russell Trust Company
                                Investment Funds                          .  From 1991 to 2001, Portfolio Manager, FRIC, RIF,
909 A Street                    since 2001                                   FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616
--------------------------------------------------------------------------------------------------------------------------------

                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001

                                                                                                           TOTAL COMPENSATION
                                    AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL       FROM FRIC AND RUSSELL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
TRUSTEE                             FROM FRIC         PART OF FRIC EXPENSES          RETIREMENT             PAID TO TRUSTEES
-------                             ---------         ---------------------          ----------             ----------------
Lynn L. Anderson                    $     0                  $ 0                       $ 0                    $     0
Paul E. Anderson                    $55,000                  $ 0                       $ 0                    $67,000*
Paul Anton, PhD.                    $55,000                  $ 0                       $ 0                    $67,000*
William E. Baxter                   $55,000                  $ 0                       $ 0                    $67,000*
Kristianne Blake                    $55,000                  $ 0                       $ 0                    $67,000*
Lee C. Gingrich                     $55,000                  $ 0                       $ 0                    $67,000*
Eleanor W. Palmer                   $55,000                  $ 0                       $ 0                    $67,000*
Michael J. Phillips                 $     0                  $ 0                       $ 0                    $     0
Raymond P. Tennison, Jr.            $55,000                  $ 0                       $ 0                    $67,000*

* $12,000 of the total compensation listed above was for service as trustee on the Board of Trustees of Russell Insurance Funds.

                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2001


--------------------------------------------------------------------------------------------------------------------------------
                                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                SECURITIES IN ALL REGISTERED
                                                                                                INVESTMENT COMPANIES OVERSEEN
                                                 DOLLAR RANGE OF EQUITY                          BY TRUSTEES IN RUSSELL FUND
TRUSTEE                                         SECURITIES IN EACH FUND                                    COMPLEX
--------------------------------------------------------------------------------------------------------------------------------
George F. Russell, Jr.            None                                                                   None
--------------------------------------------------------------------------------------------------------------------------------
Michael J. Phillips               None                                                                   None
--------------------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson                  None                                                                   None
--------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson                  None                                                                   None
--------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.                 Aggressive Strategy Fund:          $10,001-$50,000                     $10,001 - $50,000
--------------------------------------------------------------------------------------------------------------------------------
                                  Real Estate Securities Fund:       $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------------
                                  Equity II Fund:                    $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------------
                                  International Fund:                $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------------
William E. Baxter                 Equity Q Fund:                     $1-$10,000                          $1 - $10,000
--------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake                  Equity III Fund:                   Over $100,000                       Over $100,000
--------------------------------------------------------------------------------------------------------------------------------
                                  Equity Q Fund:                     Over $100,000
--------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich                   None                                                                   None
--------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer                 None                                                                   None
--------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.          None                                                                   None
--------------------------------------------------------------------------------------------------------------------------------

                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                           Frank Russell Company

Advisor, Administrator, Transfer     Frank Russell Investment Management Company
and Dividend Disbursing Agent

Money Managers                       Multiple professional discretionary
                                     investment management organizations

Custodian and Portfolio              State Street Bank and Trust Company
Accountant


CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company Limited (London), Frank Russell Canada Limited/Limitee (Canada), Frank Russell Company Pty., Limited (Australia), Frank Russell Japan Co., Ltd. (Japan), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Ltd. (New Zealand) and Frank Russell Investments (Delaware), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture. Frank Russell Securities, Inc., a wholly owned subsidiary of FRC, carries on an institutional brokerage business as a registered broker-dealer. Frank Russell Capital Inc., a wholly owned subsidiary of FRC, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of FRC, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investment (Cayman) Ltd., a wholly owned subsidiary of FRC, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of FRC, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of FRC, provides services to U.S. personnel secunded to overseas enterprises. Russell Real Estate Advisors, Inc., a wholly owned subsidiary of FRC, provides investment advice focused on the real estate asset class, performs discretionary investment management, and provides advice with respect to private investment funds, including limited partnerships. The mailing address of FRC is 909 A Street, Tacoma, WA 98402.

As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual offers both portfolio-based and variable products, including: permanent and term life insurance, disability income insurance and annuities for personal, business, estate planning and pension markets. Mutual funds and other securities, as well as long-term care insurance, are offered through subsidiaries of Northwestern Mutual. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,800 agents associated with over 100 general agencies nationwide. In the life and health insurance category, it was named the most admired company in the U.S. in Fortune's corporate reputation survey published in 2001.


ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each class of each Fund other than Class Y Shares which pay administrative fees at cost. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets less any advisory fee incurred on the Fund's assets to the extent the Fund incurs advisory fees for investing a portion of its assets in FRIC's Money Market Fund.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999, respectively:

                                                              10/31/01                 10/31/00                  12/31/99
                                                              --------                 --------                  --------
Diversified Equity                                          $10,536,406               $10,098,258             $11,377,505
Special Growth                                                6,777,311                 5,983,909               5,867,193
Equity Income                                                 1,080,716                 1,047,082               1,793,367
Quantitative Equity                                          10,980,154                10,215,125              11,129,142
International Securities                                      9,345,463                 8,913,303               9,446,953
Real Estate Securities                                        5,750,916                 4,675,467               5,193,244
Diversified Bond                                              3,358,849                 2,782,087               3,695,482
Multistrategy Bond                                            4,104,822                 3,191,178               3,667,917
Tax Exempt Bond                                                 483,580                   401,219                 498,685
U.S. Government Money Market                                    249,169                   238,044                 392,940
Tax Free Money Market                                           444,583                   417,071                 491,260
Equity I                                                      7,240,630                 8,086,430               8,904,910
Equity II                                                     5,913,198                 5,233,661               4,636,747
Equity III                                                      662,197                   734,430               1,179,507
Equity Q                                                      8,179,910                 7,069,145               7,390,737
Tax-Managed Large Cap                                         4,239,472                 3,955,187               3,180,328
Tax-Managed Mid & Small Cap*                                  1,111,853                   668,311                  18,536
International                                                 8,555,641                 7,784,407               8,145,109
Emerging Markets                                              3,954,721                 4,274,390               4,222,210
Fixed Income I                                                3,535,716                 2,613,271               3,037,359
Fixed Income III                                              2,494,887                 2,208,653               2,521,293
Short Term Bond                                               2,012,394                 1,890,126               2,269,960
Money Market                                                  4,870,042                 3,665,419               5,108,573
Select Growth**                                                 321,342                        --                      --
Select Value**                                                  319,924                        --                      --

* Tax-Managed Mid & Small Cap Fund commenced operations December 1, 1999. ** The Select Growth and Select Value Funds commenced operations January 31,
   2001.

For the Money Market Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, 0.15% of its 0.25% combined advisory and administrative fee. FRIMCo waived fees in the amounts of $3,065,144, $2,199,252 and $2,922,025 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $2,043,429, $1,466,168 and $1,948,017 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively.

For the U.S. Government Money Market Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.25% combined advisory and administrative fee, to the extent that Fund expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $379,754, $238,044 and $249,169 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $13,186 for the year ended December 31, 1999 and paid no advisory or administrative fees for the ten months ended October 31, 2000 or for the fiscal year ended October 31, 2001.

For the Tax Free Money Market Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, 0.10% of its 0.25% combined advisory and administrative fees. FRIMCo waived fees in the amounts of $196,504, $166,828 and $177,833 for the year ended December 31, 1999, the ten months October 31, 2000 and the fiscal year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $294,756, $250,242 and $266,750 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively.

From May 1, 1996 to April 30, 2000, FRIMCo had contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $327,074 and $166,373 for the year ended December 31, 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,340,842, $3,024,805 and $4,104,822 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively.

For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.20% of the Fund's average daily net assets on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $18,536, $388,516 and $313,137 for the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. In addition, FRIMCo reimbursed the Fund $101,897 for expenses over the cap in 1999. There was no reimbursement for the ten months ended October 31, 2000 or for the fiscal year ended October 31, 2001. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999 and paid advisory and administrative fees of $279,795 and $798,716 for the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. The Fund commenced operations on December 1, 1999.

For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875 and $575,014 for the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000 or the fiscal year ended October 31, 2001. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,838,161and $1,437,380 for the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, respectively.

For the Fixed Income III Fund, effective January 1, 2000, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for Class E Shares to the extent that such fees exceed 0.05% of the average daily net assets of that class on an annual basis. Transfer agency fees are a class-level expense for this Fund. FRIMCo waived transfer agency fees in the amount of $5,300 for the ten months ended October 31, 2000. For the fiscal year ended October 31, 2001, FRIMCo did not waive any portion of its transfer agency fees.

Effective January 1, 2000, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for Class Y Shares of each Institutional Fund to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. For the ten months ended October 31, 2000, FRIMCo waived transfer agency fees in the amount of $13,000 for each of the Equity I, Equity II, Equity Q, International and Fixed Income I Funds. For the ten months ended October 31, 2000, FRIMCo waived transfer agency fees in the amount of $7,000 for the Fixed Income III Fund. For the fiscal year ended October 31, 2001, FRIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $306,973 for the fiscal year ended October 31, 2001.

For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $275,006 for the fiscal year ended October 31, 2001.

For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for each of Class C, E and S of that Fund to the extent transfer agency fees for any such Class exceed 0.24% of the average daily net assets of such Class on an annual basis.


FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and U.S. Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.


From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, management fees paid to the money managers were:

                                                                                                             Annual rate
                  Fund                                        $Amount Paid                      (as a % of average daily net assets)
                  ----                                        ------------                      -----------------------------------
                                                 1999              2000             2001           1999         2000        2001
                                                 ----              ----             ----           ----         ----        ----
Equity I                                      $2,988,941        $2,524,229       $2,488,876        0.20%        0.21%       0.20%
Equity II                                      2,296,509         2,252,832        3,151,419        0.36%        0.34%       0.39%
Equity III                                       342,095           189,888          190,793        0.17%        0.19%       0.17%
Fixed Income I                                   702,784           526,998          731,696        0.07%        0.06%       0.06%
Short Term Bond                                  795,354           562,126          725,336        0.17%        0.17%       0.18%
Fixed Income III                                 854,445           580,687          663,128        0.18%        0.15%       0.14%
International                                  3,785,779         3,293,573        4,010,774        0.34%        0.35%       0.34%
Equity Q                                       2,286,487         2,034,472        2,556,653        0.18%        0.19%       0.18%
Tax-Managed Large Cap                          1,130,665         1,185,998        1,426,055        0.27%        0.23%       0.25%
Tax-Managed Mid & Small Cap*                       6,673           236,766          462,099        0.34%        0.28%       0.43%
Emerging Markets                               2,151,950         2,006,555        1,994,655        0.65%        0.51%       0.61%
Diversified Equity                             2,908,409         2,361,202        2,752,388        0.20%        0.21%       0.21%
Special Growth                                 2,249,925         2,009,221        2,831,559        0.36%        0.34%       0.40%
Equity Income                                    384,336           204,075          244,667        0.17%        0.18%       0.18%
Diversified Bond                                 555,643           364,015          434,847        0.07%        0.06%       0.06%
International Securities                       3,429,899         2,950,659        3,473,692        0.34%        0.35%       0.36%
Multistrategy Bond                             1,046,997           704,996          907,674        0.18%        0.15%       0.14%
Quantitative Equity                            2,623,428         2,243,821        2,632,544        0.18%        0.19%       0.19%
Real Estate Securities                         1,711,842         1,374,518        1,725,449        0.28%        0.25%       0.26%
Tax Exempt Bond                                  305,104           210,733          293,119        0.19%        0.21%       0.21%
Tax Free Money Market                            146,901           111,491          138,703        0.08%        0.09%       0.08%
Select Value**                                        --                --          121,516         --           --         0.21%
Select Growth**                                       --                --          123,080         --           --         0.24%

*  The Tax-Managed Mid & Small Cap Fund commenced operations on December 1,
   1999.
** The Select Value and Select Growth Funds commenced operations on January 31,
   2001.


Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on February 25, 2002. In connection with this annual review, the Board, with the advice and assistance of independent counsel, received and considered information and reports relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager.

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund, other than the Money Market Fund and U.S. Government Money Market Fund (the "Internally Managed Funds"), operate in a manner that is distinctly different in several fundamental respects from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo manages the Internally Managed Funds in this other manner. All Funds, other than the Internally Managed Funds and the Tax Free Money Market, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds which, in light of their investment strategies, are currently managed only by a single Money Manager (the "Single Manager Funds"), have multiple Money Managers.

The Board considered that, under the advisory agreement, FRIMCo, rather than the Money Managers, is responsible for determining, implementing and maintaining the investment program for each Fund. With the exception of the Internally Managed Funds and the Single Manager Funds, assets of each Fund have been allocated among multiple Money Managers. The assets of the Single Manager Funds have been allocated to a single Money Manager. The assets of the Internally Managed Funds are managed by FRIMCo using its own individual portfolio managers.

With respect to the Funds other than the Internally Managed Funds, FRIMCo is responsible for selecting Money Managers for each Fund and determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund functions in the role of individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending to the Board whether portfolio management contracts should be reviewed, modified or terminated. FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and the addition of new Money Managers or replacement of existing Money Managers when, based on its research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of each Money Manager and to combine the investment activities of each in a complementary manner. FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Managers of the same Fund. Moreover, the performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed upon their selection of portfolio securities. The overall performance of each Fund therefore reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses of the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers in the case of Funds other than the Internally Managed Funds, and describe the manner in which the Funds operate so that investors may take such information into account when deciding to purchase shares of any Fund.

In addition to these general factors relating to the manager of managers structure of the Funds other than the Internally Managed Funds, the Trustees, in evaluating the renewal of the advisory agreement considered, with respect to each Fund, various specific factors, including the following:

     1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

     2. Information as to the performance of each Fund in comparison to investment companies not managed by FRIMCo believed to be generally comparable in investment objectives and size to such Fund ("Comparable Funds") over varying periods of time taking into account, for each Fund, other than the Internally Managed Funds, the particular objectives of the manager of managers structure utilized by FRIC;

     3. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees paid to any Money Managers of such Fund;

     4. Other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, cash management and securities lending fees;

     5.   Information as to investment advisory fees paid to Comparable Funds;

     6. Information concerning the expense ratio of the Fund and expense ratios of Comparable Funds, taking into account for Funds other than the Internally Managed Funds the general impact of a manager of managers structure upon expenses.

     7. The profitability that FRIMCo derives from its mutual fund operations generally and from each Fund;

     8. Any measures identified or under consideration by FRIMCo to improve Fund performance;

     9. Various efforts to improve shareholder services undertaken during the preceding year and plans for additional efforts for the coming year;

     10. Information about FRIMCo's costs and plans for investments in its business of potential benefit to the Funds;

     11. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund in an increasingly competitive industry;

     12. With respect to each Fund other than the Internally Managed Funds, the special expertise of FRIMCo with respect to the manager of managers fund structure of such Fund and the likelihood that, at the current expense ratio of such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of the Fund.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

     1. Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for the Fund segment under its management;

     2. FRIMCo's determination that continuation of the portfolio management contract would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole.

     3. The fact that no change was proposed to the fee rate paid to the Money Manager under the portfolio management contract;

     4. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

     5. The belief of FRIMCo that the Money Manager's fees are competitive and reasonable; information as to the aggregate investment advisory fees paid by each Fund; and the fact that the aggregate investment advisory fees paid by each Fund are, in the Board's opinion, competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio (except for the Tax Free Money Market Fund) and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 999 Third Avenue, Seattle, WA 98104-4098.

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Does the code contain
                                                                                                        all of the required
                                      Personal investing       Are investments in securities owned           Rule 17j-1
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?            provisions?
-------------------------------------------------------------------------------------------------------------------------------
AEW Management and                Yes                         No                                      Yes
Advisors, L.P.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Barclays Global Investors         Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial               Yes                         Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset          Yes                         Yes, but not in securities with         Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations
-------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.       Yes                         Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment           Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company, LLC  Yes                         Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
Delaware International Advisers   Yes                         Yes, but not in securities with         Yes
Limited                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Delaware Management Company, a    Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital Management,      Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders unless the order is
                                                              bunched with the client's, the
                                                              client is able to fully complete its
                                                              own order, and the order receives
                                                              the average price for that day
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and           Yes                         Yes, but cannot purchase closed-end     Yes
Research Company                                              funds for which Fidelity performs
                                                              pricing and bookkeeping and
                                                              securities of certain broker-dealers
-------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging       Yes                         Yes, cannot purchase securities on a    Yes
Markets Limited                                               restricted list
-------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment          Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates     Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations
-------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset             Yes                         Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers Limited    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management,    Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment            Yes                         Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management        Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management        Severely restricts personal No                                      Yes
Company, LLC                      trading except for certain
                                  specific transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.
-------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates, Inc.  Yes                         Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management, LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Merganser Capital Management      Yes                         Yes, but may not enter into             Yes
L.P.                                                          transactions that may result in
                                                              conflicts of interest with clients
-------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors, Inc.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments, LP    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Nicholas-Applegate Capital        Yes                         Yes, but not in securities with         Yes
Management                                                    pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company                           registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities
-------------------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management        Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
-------------------------------------------------------------------------------------------------------------------------------
Schroder Investment Management    Yes                         Yes, except cannot purchase             Yes
North America Limited                                         securities on a restricted list
-------------------------------------------------------------------------------------------------------------------------------
Security Capital Research &       Yes                         Yes, but not in securities with         Yes
Management Incorporated                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,       Yes
Management                                                    short-term trading restrictions and
                                                              restrictions when employees have
                                                              knowledge of "major Mellon events",
                                                              however, margin and option
                                                              transactions are prohibited
-------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Strong Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
-------------------------------------------------------------------------------------------------------------------------------
Systematic Financial              Yes                         Yes, but not in securities with         Yes
Management, L.P.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TCW Investment Management         Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and
(v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge. On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares,
(ii) to revoke the creation of new Class S Shares of the money market funds, and
(iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund. On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal year ended October 31, 2001, the ten months ended October 31, 2000 and the fiscal year ended December 31, 1999 (these amounts were for compensation to dealers):

                                                             10/31/01              10/31/00             12/31/99
                                                             --------              --------             --------
            Diversified Equity                               $156,405              $115,300             $ 48,812
            Special Growth                                     84,042                53,358               17,589
            Equity Income                                       8,087                 5,813                4,462
            Quantitative Equity                               152,044               108,616               44,277
            International Securities                           92,818                63,594               23,083
            Real Estate Securities                             34,478                16,330                6,108
            Diversified Bond                                   79,710                34,446               18,815
            Tax-Managed Large Cap                              56,251                23,427                  133
            Tax-Managed Mid & Small Cap                        19,501                 9,694                   65
            Short Term Bond                                     7,379                 5,113                4,312
            Multistrategy Bond                                 96,253                53,451               23,746
            Tax Exempt Bond                                    11,217                 3,889                1,305
            Emerging Markets                                   18,102                13,229                4,363
            Select Growth                                       5,884                    NA                   NA
            Select Value                                        8,344                    NA                   NA

SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999 and August 7, 2000.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2001:

                                    Class C                Class E
                                    -------                -------

     Diversified Equity             $52,135                $54,192
     Special Growth                  28,014                 26,262
     Equity Income                    2,696                  2,739
     Quantitative Equity             50,681                 48,848
     International Securities        30,939                 32,058
     Real Estate Securities          11,493                 26,091
     Diversified Bond                26,570                 25,073
     Tax-Managed Large Cap           18,750                  5,597
     Tax-Managed Mid & Small Cap      6,500                  1,582
     Short-Term Bond                  2,460                 32,473
     Equity I                            --                 93,589
     Equity II                           --                 84,280
     Equity III                          --                 13,886
     Fixed I                             --                 86,046
     Fixed III                           --                 16,278
     International                       --                 57,586
     Equity Q                            --                 60,761
     Emerging Markets                 6,034                 17,469
     Multistrategy Bond              32,084                 23,776
     Tax Exempt Bond                  3,739                 12,780
     Select Growth                    1,961                  3,430
     Select Value                     2,781                  3,638



No Class A Shares of any Fund were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2003 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE AND REDEMPTION OF FUND SHARES

Minimum Investment Requirements. You may be eligible to purchase Fund Shares if
-------------------------------
you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

Stale Checks. If you do not cash a dividend, distribution, or redemption check
------------
within 180 days from the date it was issued, the Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

.. For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Funds will deem the uncashed check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

.. For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

Referral Fees. The Distributor may enter into written agreements with certain
-------------
Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Money market instruments maturing within 60 days of the valuation date held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the fiscal year ended October 31, 2001 and the ten months ended October 31, 2000 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                                     10/31/01                 10/31/00
                                     --------                 --------
Equity I                               145%                     144%
Equity II                              135                      138
Equity III                             118                      108
Equity Q                                79                       60
Tax-Managed Large Cap                   53                       43
Tax-Managed Mid & Small Cap            105                       71
International                          112                      105
Emerging Markets                        84                       73
Fixed Income I                         189                      118
Fixed Income III                       165                      108
Diversified Equity                     147                      142
Special Growth                         127                      136
Equity Income                          119                       99
Quantitative Equity                     85                       59
International Securities               105                      102
Real Estate Securities                  45                       53
Diversified Bond                       156                      129
Short Term Bond                        261                       92
Multistrategy Bond                     176                      105
Tax Exempt Bond                         31                       38
Select Growth*                         169                       --
Select Value*                           72                       --



* The Select Value and Select Growth Funds commenced operations on January 31, 2001.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.


FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and select brokers and dealers (including affiliates), which in their best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide them with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if they view the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment advisor and an affiliate of FRIMCo. Trades placed through FRS are used to obtain either research services for FRIMCo to assist it in its capacity as a manager of managers, or to generate commission rebates to the Funds on whose behalf the trades were made. The Funds' money managers are requested to effect transactions with or through FRS only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo proposes targets for the amount of trading that its money managers direct through FRS based upon asset class, investment style and other factors.

Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity, but will also benefit other Funds within FRIC and may also benefit other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. However, a portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.

Decisions concerning the acquisition of research services are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to all purchases of research services using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to the Funds.


FRS also rebates to the Funds a portion of commissions earned on trading by the Funds in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. FRS begins generating commission recapture on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process. FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds.


BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the year ended December 31, 1999, the ten months ended October 31, 2000 and the fiscal year ended October 31, 2001, the brokerage commissions paid by the Funds were:

                                                                                      2001             2000             1999
                                                                                      ----             ----             ----
Equity I                                                                           $3,222,483       $3,081,680       $2,508,532
Equity II                                                                           2,070,939        1,847,045        1,236,438
Equity III                                                                            284,943          324,505          544,612
Equity Q                                                                            1,801,456          964,516        1,295,797
Tax-Managed Large Cap (formerly Equity T)                                             531,811          466,177          403,032
Tax-Managed Mid & Small Cap*                                                          237,723          206,572           26,712
International                                                                       4,735,081        4,607,947        5,068,657
Emerging Markets                                                                    1,445,466        1,692,868        2,035,042
Diversified Equity                                                                  3,433,247        5,723,294        2,438,549
Special Growth                                                                      1,944,664        1,661,104        1,226,126
Equity Income                                                                         343,358          338,999          615,257
Quantitative Equity                                                                 1,588,513        1,055,437        1,450,748
International Securities                                                            3,832,844        4,138,197        4,794,982
Real Estate Securities                                                              1,216,472        1,137,722        1,029,242
Select Growth**                                                                       225,978               --               --
Select Value**                                                                        173,575               --               --
                                                                                  -----------      -----------      -----------
         Total                                                                    $27,088,553      $27,246,063      $24,673,726
                                                                                  ===========      ===========      ===========


*  The Tax-Managed Mid & Small Cap Fund commenced operations on December 1,
   1999.
** The Select Growth and Select Value Funds commenced operations on January 31,
   2001.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the fiscal year ended October 31, 2001, approximately $3.0 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the fiscal year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999 from portfolio transactions effected for the Funds, were as follows:

                                            2001                             2000                            1999
----------------------------------------------------------------------------------------------------------------------------
                                                 Percent of                       Percent of                      Percent of
                                                   Total                            Total                           Total
Affiliated Broker/Dealer        Commissions     Commissions     Commissions      Commissions     Commissions     Commissions
----------------------------------------------------------------------------------------------------------------------------
Autranet                        $       --             --       $    6,872           0.02%       $   16,389          0.06%
----------------------------------------------------------------------------------------------------------------------------
Bank of America                         --             --               --             --             2,042          0.01%
----------------------------------------------------------------------------------------------------------------------------
Boston Co.                              --             --               --             --                --            --
----------------------------------------------------------------------------------------------------------------------------
Commerze Bank                           --             --           10,690           0.04%           27,286          0.09%
----------------------------------------------------------------------------------------------------------------------------
Delaware                                --             --               --             --
----------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette            --             --           22,973           0.08%           73,001          0.25%
----------------------------------------------------------------------------------------------------------------------------
Dresdner Klienworth                     --             --               --             --               922          0.00%
----------------------------------------------------------------------------------------------------------------------------
Fidelity                                --             --               --             --                --            --
----------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial                      --             --               --             --                --            --
----------------------------------------------------------------------------------------------------------------------------
Frank Russell Securities         3,143,852          10.54%       1,669,182           5.78%        1,930,921          6.67%
----------------------------------------------------------------------------------------------------------------------------
Invesco                                 --             --               --             --                --            --
----------------------------------------------------------------------------------------------------------------------------
Jarnine Fleming                         --             --               --             --               249          0.00%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
JP Morgan                             --           --          171,668           0.58%         178,940           0.62%
----------------------------------------------------------------------------------------------------------------------
Marathon                              --           --               --            --                --            --
----------------------------------------------------------------------------------------------------------------------
Montgomery                            --           --               --            --                --            --
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley                        --           --               --            --            57,324           0.20%
----------------------------------------------------------------------------------------------------------------------
Nicholas-Applegate                    --           --               --            --                --            --
----------------------------------------------------------------------------------------------------------------------
Oechsle                               --           --               --            --                --            --
----------------------------------------------------------------------------------------------------------------------
Robert W. Baird & Co.             31,627         0.11%          14,758           0.05%          19,204           0.07%
----------------------------------------------------------------------------------------------------------------------
Robinson Humphrey                     --           --            5,350           0.02%           2,323           0.01%
----------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney                  --           --          153,062           0.52%         167,915           0.58%
----------------------------------------------------------------------------------------------------------------------
Sanford Bernstein                 32,732         0.11%          62,641           0.21%          75,740           0.26%
----------------------------------------------------------------------------------------------------------------------
Schroder&Co.                          --           --            1,394           0.00%              --            --
----------------------------------------------------------------------------------------------------------------------
State Street Bank                     --           --               --            --            23,273           0.08%
----------------------------------------------------------------------------------------------------------------------
Total                         $3,208,211        10.76%      $2,148,590           7.31%      $2,575,529           8.90%
----------------------------------------------------------------------------------------------------------------------

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2001 for the Funds was 10.76%.

During the fiscal year ended October 31, 2001, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2001, was as follows:

                                                                                                                 Investment
                            JP            Goldman         Morgan        Merrill       Salomon         Credit     Technology
Fund                      Morgan           Sachs         Stanley         Lynch        Brothers        Suisse        Group
---------------------------------------------------------------------------------------------------------------------------
Equity I                 $5,968,768     $4,847,484      $5,175,247    $4,039,678     $       --   $        --   $   11,594
Equity II                        --             --              --           --              --            --    1,764,834
Equity III                  428,210         71,907         776,850      176,151              --            --        3,221
Equity Q                  8,564,050      3,564,096       9,383,149    4,298,879              --            --           --
Fixed Income I              897,655      5,848,128       7,389,565    1,540,801         305,005    16,622,638           --
Fixed Income III            370,089      2,290,358       4,705,720           --       3,570,971     6,482,679           --
Diversified Equity        7,121,680      5,135,112       6,467,713    5,152,535              --            --       17,391
Special Growth                   --             --              --           --              --            --    1,558,722
Equity Income               639,132        110,206       1,005,795      264,008              --            --        5,153
Quantitative Equity       4,922,254      2,821,576       8,384,203    1,695,948              --            --           --
Diversified Bond            530,196      1,925,710       3,950,488      985,975              --     5,473,555           --
Short Term Bond                  --      1,179,000         799,654           --              --       338,005           --
Multistrategy Bond          555,114      3,121,076       5,504,241           --       4,675,042     9,018,749           --
Tax-Managed Mid &                --      1,211,480              --           --              --            --      154,584
Small Cap
Select Growth                    --        358,754          48,920           --              --            --       19,323
Select Value                     --             --         547,904      174,840              --            --           --

At October 31, 2001, the Funds did not have any holdings in their following remaining top 10 broker-dealers:

         HSBC
         ----
         Societe Generale
         ABM AMRO

                       YIELD AND TOTAL RETURN QUOTATIONS.

The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Calculation of Average Annual Total Return.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)/n/ = ERV

Where:        P      =      a hypothetical initial payment of $1,000;
              T      =      Average annual total return;
             /n/     =      Number of years; and
             ERV     =      Ending redeemable value of a hypothetical
                            $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions.
Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)/n/ =ATV/D/

Where:   P      =    hypothetical initial payment of $1,000.
         T      =    average annual total return (after taxes on distributions).
        /n/     =    number of years.
        ATV/D/  =    ending value of a hypothetical $1,000 payment made at the
                     beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares.
Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)/n/ =ATV/DR/

Where:    P         =     hypothetical initial payment of $1,000.
          T         =     average annual total return (after taxes on
                          distributions and redemptions)
         /n/        =     number of years.
         ATV/DR/    =     ending value of a hypothetical $1,000
                          payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Presentation of Average Annual Total Returns.
--------------------------------------------

Those Funds and Classes that have not been in operation for 10 years (or, in some cases, have not been in operation for 5 years) are marked with an * in the following tables.

Returns for periods prior to the date that each Fund issued its Class E, Class C or Class Y Shares are those of the Fund's Class S or Class I Shares, as applicable, and therefore do not reflect deduction of Rule 12b-1 or shareholder servicing fees.

Except for the Short Term Bond Fund, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, all Funds with Class C Shares first issued those Class C Shares on January 29, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds first issued Class C Shares on December 1, 1999.

Each Fund commenced operations of its Class E Shares on the following dates:
Diversified Equity - May 27, 1997; Equity Income, Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond - November 4, 1996; Multistrategy Bond - September 11, 1998; Emerging Markets - September 22, 1998; Short Term Bond - February 18, 1999; Tax Exempt Bond - May 14, 1999; Tax-Managed Large Cap and Tax-Managed Mid & Small Cap - December 6, 2000; and Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III - May 14, 1999. The returns for the Class E Shares issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees.

Each Fund which issues Class Y Shares, other than the Equity III and Fixed Income III Funds, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000. For the periods shown, no Class Y Shares of the Equity III Fund were issued.

For periods prior to April 1, 1995, performance results for the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond and Money Market Funds do not reflect deduction of investment management fees.

No returns are shown for the Select Growth or Select Value Funds as those Funds have not been in operation for a full calendar year as of the date of this Statement.

The returns of the Tax Exempt Bond Fund prior to January 1, 1999 reflect a higher advisory fee than is currently born by the Fund.

The Tax-Managed Large Cap Fund commenced operations on October 7, 1996. The Tax-Managed Mid & Small Cap Fund commenced operations on December 1, 1999. The Emerging Markets, Multistrategy Bond and Fixed Income III Funds commenced operations on January 29, 1993.

Past performance, both before-tax and after-tax, is no indication of future results.

Average Annual Total Return Before Taxes
----------------------------------------

                                                                                                                  10 Years Ending
                                                                                                                October 31, 2001 or
                                                                       1 Year Ending        5 Years Ending       From Inception to
Fund                                                                 October 31, 2001      October 31, 2001      October 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
Equity I - Class I                                                        (26.98)%                7.90%                11.68%
------------------------------------------------------------------------------------------------------------------------------------
Equity I - Class Y                                                        (26.93)                 7.92                 11.70
------------------------------------------------------------------------------------------------------------------------------------
Equity I - Class E                                                        (27.13)                 7.78                 11.62
------------------------------------------------------------------------------------------------------------------------------------
Equity II - Class I                                                       (14.69)                 9.03                 12.01
------------------------------------------------------------------------------------------------------------------------------------
Equity II - Class Y                                                       (14.59)                 9.07                 12.03
------------------------------------------------------------------------------------------------------------------------------------
Equity II - Class E                                                       (14.86)                 8.91                 11.95
------------------------------------------------------------------------------------------------------------------------------------
Equity III - Class I                                                      (14.09)                 6.64                 11.19
------------------------------------------------------------------------------------------------------------------------------------
Equity III - Class E                                                      (14.30)                 6.52                 11.13
------------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class I                                                        (23.82)                10.60                 13.61
------------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class Y                                                        (23.74)                10.62                 13.62
------------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class E                                                        (23.98)                10.48                 13.55
------------------------------------------------------------------------------------------------------------------------------------
International - Class I                                                   (24.37)                 0.39                  4.82
------------------------------------------------------------------------------------------------------------------------------------
International - Class Y                                                   (24.26)                 0.42                  4.83
------------------------------------------------------------------------------------------------------------------------------------
International - Class E                                                   (24.54)                 0.26                  4.75
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I                                                   13.98                  7.74                  7.76
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class Y                                                   14.07                  7.77                  7.78
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class E                                                   13.72                  7.61                  7.70
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I                                                 12.76                  7.29                  7.23*
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class Y                                                 12.86                  7.32                  7.24*
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class E                                                 12.47                  7.18                  7.16*
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S                                                (23.89)                (9.69)                (2.37)*
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class E                                                (24.13)                (9.83)                (2.46)*
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class C                                                (24.70)               (10.21)                (2.69)*
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S                                            9.48                  8.74                 12.16
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class E                                            9.23                  8.32                 11.95
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class C                                            8.41                  7.89                 11.72
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S                                                  10.76                  6.44                  5.92
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class E                                                  10.54                  6.30                  5.85
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class C                                                   9.77                  5.88                  5.65
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S                                              (27.41)                 7.42                 11.10
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class E                                              (27.59)                 7.08                 10.93
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class C                                              (28.14)                 6.66                 10.71
------------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class S                                                  (15.05)                 8.73                 11.46
------------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class E                                                  (15.29)                 8.33                 11.26
------------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class C                                                  (15.93)                 7.89                 11.03
------------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class S                                                   (13.97)                 6.86                 10.96
------------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class E                                                   (14.22)                 6.43                 10.73
------------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class C                                                   (14.84)                 6.00                 10.51
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                                             (24.11)                10.17                 12.93
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class E                                             (24.30)                 9.71                 12.70
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class C                                             (24.87)                 9.35                 12.51
------------------------------------------------------------------------------------------------------------------------------------
International Securities - Class S                                        (24.51)                 0.17                  4.31
------------------------------------------------------------------------------------------------------------------------------------
International Securities - Class E                                        (24.70)                (0.19)                 4.12
------------------------------------------------------------------------------------------------------------------------------------
International Securities - Class C                                        (25.29)                (0.61)                 3.90
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S                                                 14.11                  7.53                  7.47
------------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Return Before Taxes
----------------------------------------

                                                                       10 Years Ending
                                                                       October 31, 2001
                                                                              or
                                                                        1 Year Ending        5 Years Ending     From Inception to
Fund                                                                   October 31, 2001     October 31, 2001     October 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class E                                                   13.87                  7.14                7.27
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class C                                                   13.02                  6.68                7.04
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S                                                 12.68                  7.09                6.89*
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class E                                                 12.40                  6.91                6.80*
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class C                                                 11.58                  6.48                6.55*
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                                                     9.09                  4.85                4.83
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class E                                                     8.77                  4.72                4.76
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class C                                                     7.95                  4.31                4.56
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S                                             (23.86)                10.07               10.00*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class E                                             (21.10)                10.02                9.95*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class C                                             (24.57)                 9.65                9.58*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S                                       (28.14)                  *                (10.82)*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class E                                       (20.00)                  *                (10.94)*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class C                                       (28.88)                  *                (11.64)*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S                                         (24.27)                  *                (15.72)*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class C                                         (25.08)                  *                (16.45)*
-----------------------------------------------------------------------------------------------------------------------------------


Average Annual Total Return After Taxes on Distributions
--------------------------------------------------------

                                                                       10 Years Ending
                                                                       October 31, 2001
                                                                              or
                                                                        1 Year Ending        5 Years Ending     From Inception to
Fund                                                                   October 31, 2001     October 31, 2001     October 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Equity I - Class I                                                         (27.35)%                 4.23%               8.04%
-----------------------------------------------------------------------------------------------------------------------------------
Equity II - Class I                                                        (17.82)                  5.67                8.72
-----------------------------------------------------------------------------------------------------------------------------------
Equity III - Class I                                                       (14.45)                  2.62                6.98
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class I                                                         (24.54)                  6.87               10.10
-----------------------------------------------------------------------------------------------------------------------------------
International - Class I                                                    (25.13)                 (1.12)               3.11
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I                                                    11.35                   5.12                4.89
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I                                                  10.09                   4.53                4.52*
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S                                                 (23.89)                 (9.92)              (2.90)*
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S                                             7.37                   5.79                9.28
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S                                                    8.16                   4.10                3.53
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S                                               (27.61)                  4.21                7.62
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class S                                                   (17.77)                  5.62                8.57
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class S                                                    (14.16)                  3.05                6.98
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                                              (24.74)                  7.04                9.74
-----------------------------------------------------------------------------------------------------------------------------------
Intl Securities - Class S                                                  (25.09)                 (1.05)               2.98
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S                                                  11.56                   4.84                4.64
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S                                                10.11                   4.34                4.26*
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                                                    9.09                   4.85                4.83
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S                                            (24.01)                  9.85                9.79*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S                                      (28.14)                   *                (10.83)*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S                                        (24.35)                   *                (15.81)*
-----------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Return After Taxes
on Distributions and Sale of Fund Shares
----------------------------------------

                                                                          10 Years Ending
                                                                          October 31, 2001
                                                                                 or
                                                                           1 Year Ending      5 Years Ending    From Inception to
Fund                                                                      October 31, 2001   October 31, 2001    October 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Equity I - Class I                                                             (16.20)%             5.29%               8.25%
-----------------------------------------------------------------------------------------------------------------------------------
Equity II - Class I                                                             (7.24)              6.23                8.68
-----------------------------------------------------------------------------------------------------------------------------------
Equity III - Class I                                                            (8.56)              4.07                7.49
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class I                                                             (13.85)              7.65               10.10
-----------------------------------------------------------------------------------------------------------------------------------
International - Class I                                                        (13.68)              0.20                3.53
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I                                                         8.40               4.89                4.81
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I                                                       7.66               4.46                4.44*
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S                                                     (14.55)             (7.42)              (1.94)*
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S                                                 5.78               5.69                8.75
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S                                                        6.47               3.97                3.55
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S                                                   (16.59)              5.07                7.80
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class S                                                        (7.38)              6.14                8.47
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class S                                                         (8.50)              4.27                7.38
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                                                  (14.05)              7.46                9.59
-----------------------------------------------------------------------------------------------------------------------------------
International Securities - Class S                                             (13.85)              0.11                3.28
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S                                                       8.47               4.67                4.59
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S                                                     7.61               4.30                4.20*
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                                                        7.26               4.70                4.73
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S                                                (14.51)              8.23                8.18*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S                                          (17.14)               *                 (8.57)*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S                                            (14.77)               *                (12.44)*
-----------------------------------------------------------------------------------------------------------------------------------


Yield Quotation.
----------------

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:


                            YIELD = 2[(a-b +1)/6/ -1]
                            -------------------------
                                       cd

Where:      A     =     dividends and interest earned during the period
            B     =     expenses accrued for the period (net of reimbursements)
            C     =     average  daily  number of Shares  outstanding  during
                        the period that were  entitled to receive dividends
            D     =     the maximum offering price per share on the last day of
                        the period

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. Current yields are calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yields, carried out to at least the nearest hundreth of one percent, are calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) /365/7]/ - 1.

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (39.6%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the 7 days ended October 31, 2001 for the Class S Shares of the Money Market Funds are set forth below. The tax-equivalent yield for the Tax Free Money Market Funds is also set forth below.

Fund                                        7-Day yield       Tax Equivalent       Effective
----                                        -----------       --------------       ---------
Money Market Fund                              2.46                 NA                2.49
U.S. Government Money Market Fund              2.30                 NA                2.33
Tax Free Money Market Fund                     2.21                3.66               2.24


The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS


Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Certain investment policies and restrictions may also be fundamental. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.


INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund may:

       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

       4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Fund may borrow money for purposes of leveraging or investment.

INVESTMENT POLICIES.

Fund Investment Securities

         The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in:

                                                                                                         Real
                           Diversified  Equity   Quantitative International Diversified Multistrategy   Estate     Select   Select
    Type of Portfolio        Equity     Income     Equity      Securities      Bond         Bond       Securities  Growth   Value
        Security              Fund       Fund       Fund          Fund         Fund         Fund         Fund       Fund     Fund
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
Common stocks                  X          X           X            X                                       X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
Common stock
  Equivalents
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
  (warrants)                   X          X           X            X                                       X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
  (options)                    X          X           X            X                                       X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
  (convertible debt
  securities)                  X          X           X            X            X             X            X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
  (depository receipts)        X          X           X            X            X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
Preferred stocks               X          X           X            X            X             X            X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
Equity derivative
  Securities                   X          X           X            X                                       X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
Debt securities (below
  investment grade or
  junk bonds)                                                                                              X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
US government
  Securities                   X          X           X            X            X             X            X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
Municipal obligations                                                           X             X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
Investment company
  Securities                   X          X           X            X            X             X            X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------
Foreign securities             X          X           X            X            X             X            X         X        X
-------------------------- ----------- --------- ------------ ------------- ----------- -------------- ---------- --------- -------

                                                       Tax-
                                           Tax-      Managed                 Tax     Short              US Government   Tax Free
                             Emerging    Managed      Mid &      Special   Exempt    Term     Money         Money         Money
     Type of Portfolio        Markets   Large Cap   Small Cap    Growth     Bond     Bond     Market       Market        Market
        Securities             Fund        Fund        Fund       Fund      Fund     Fund      Fund         Fund          Fund
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Common stocks                    X          X           X           X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Common stock equivalents
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
  (warrants)                     X          X           X           X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
  (options)                      X          X           X           X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
  (convertible debt
  securities)                    X          X           X           X                  X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
  (depository receipts)          X          X           X           X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Preferred stocks                 X          X           X           X                  X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Equity derivative
  securities                     X          X           X           X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Debt securities (below
  investment grade or junk
  bonds)                         X                                                     X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
US government securities         X          X           X           X         X        X        X             X             X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Municipal obligations                                                         X        X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Investment company
  Securities                     X          X           X           X         X        X        X             X             X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Foreign securities               X          X           X           X                  X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------

                                                                                                         Fixed         Fixed
          Type of Portfolio             Equity I   Equity II  Equity III    Equity Q    International   Income I    Income III
              Security                    Fund       Fund        Fund         Fund          Fund          Fund         Fund
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
Common stocks                              X           X           X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
Common stock equivalents
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
  (warrants)                               X           X           X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
  (options)                                X           X           X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
  (convertible debt
  securities)                              X           X           X            X             X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
  (depository receipts)                    X           X           X            X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
Preferred stocks                           X           X           X            X             X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
Equity derivative securities               X           X           X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
Debt securities (below
  investment grade or junk
  bonds)                                                                                                                 X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
US government securities                   X           X           X            X             X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
Municipal obligations                                                                                      X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
Investment company
  Securities                               X           X           X            X             X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------
Foreign securities                         X           X           X            X             X            X             X
-------------------------------------- ----------- ---------- ------------ ------------ -------------- ----------- --------------

Other Investment Practices
--------------------------

         The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.


                                   Diversified Equity  Quantitative  International Diversified Multistrategy  Select     Select
        Type of Portfolio            Equity    Income     Equity      Securities      Bond         Bond       Growth     Value
            Security                  Fund      Fund       Fund          Fund         Fund         Fund        Fund       Fund
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Uninvested cash balances               X         X          X             X            X            X            X         X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Repurchase agreements(1)                                                  X            X            X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
When-issued and forward
commitment securities                                                     X            X            X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Reverse repurchase
Agreements                                                                X            X            X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Lending portfolio
securities not to exceed
33 1/3% of total Fund
Assets                                 X         X          X             X            X            X            X         X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Illiquid securities
(limited to 15% of a
Fund's net assets)                     X         X          X             X            X            X            X         X



Forward currency
contracts(2)                                                              X            X            X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Write (sell) call and put
options on securities,
securities indexes and
foreign currencies(3)                  X         X          X             X            X            X            X         X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Purchase options on
securities, securities
indexes, and currencies(3)             X         X          X             X            X            X            X         X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Interest rate futures contracts,
stock index futures contracts,
foreign currency contracts
and options on futures(4)              X         X          X             X            X            X            X         X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------
Liquidity portfolios                   X         X          X             X                                      X         X
---------------------------------- ----------- ------- ------------- ------------- ----------- ------------- ---------- ---------

--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


                                                                 Tax-                                              US         Tax
                              Real                  Tax-        Managed               Tax     Short            Government     Free
                             Estate    Emerging    Managed       Mid &     Special   Exempt   Term    Money       Money      Money
    Type of Portfolio       Securities Markets    Large Cap    Small Cap   Growth     Bond    Bond    Market     Market      Market
        Securities            Fund       Fund       Fund         Fund       Fund      Fund    Fund     Fund       Fund        Fund
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Uninvested cash balances        X         X           X            X          X        X        X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Repurchase agreements(1)        X         X                                            X        X       X           X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
When-issued and forward
  Commitment securities         X         X                                            X        X       X           X          X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Reverse repurchase
  Agreements                    X         X                                            X        X       X           X          X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Lending portfolio
  securities
  not to exceed 33 1/3%
  of total Fund assets          X         X           X            X          X                 X       X           X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Illiquid securities
  (limited
  To 15% of a Fund's net
  assets)                       X         X           X            X          X        X        X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Illiquid securities
 (limited
  To 10% of a Fund's net
  assets)                                                                                               X           X          X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Forward currency
  contracts(2)                            X                                                     X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)         X         X           X            X          X                 X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Purchase options on
  securities, securities
  indexes, and
  currencies(3)                 X         X           X            X          X                 X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Interest rate futures
  contracts, stock index
  futures contracts,
  foreign
  currency contracts and
  options on futures(4)         X         X                                   X        X        X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Credit and liquidity
  Enhancements                                                                         X                                       X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------
Liquidity portfolio             X         X           X            X          X
--------------------------- ---------- --------- ------------ ------------ -------- --------- ------ --------- ------------ --------

--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


                                                                                                         Fixed          Fixed
       Type of Portfolio          Equity I     Equity II     Equity III     Equity Q   International    Income I     Income III
           Security                 Fund         Fund           Fund          Fund          Fund          Fund          Fund
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Uninvested cash balances              X            X             X             X             X             X              X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Repurchase agreements(1)                           X             X             X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
When-issued and forward
  commitment securities                            X             X             X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Reverse repurchase
  Agreements                                       X             X             X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Lending portfolio securities
  not to exceed 33 1/3%
  of total Fund assets                X            X             X             X             X             X              X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Illiquid securities (limited
  to 15% of a Fund's net
  assets)                             X            X             X             X             X             X              X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Forward currency
  contracts(2)                                     X             X             X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)               X            X             X             X             X             X              X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Purchase options on
  securities, securities
  indexes, and
  currencies(3)                       X            X             X             X             X             X              X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Interest rate futures
  contracts, stock index
  futures contracts, foreign
  currency contracts and
  options on futures(4)               X            X             X             X             X             X              X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------
Liquidity portfolio                   X            X             X             X             X             X              X
-------------------------------- ------------ ------------ --------------- ----------- --------------- ----------- ----------------

--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

         UNINVESTED CASH BALANCES. Each Fund (except the Money Market, U.S.
         ------------------------
Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment of uninvested cash balances in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances are invested in FRIC's Money Market Fund whose aggregate annual rate of advisory and administrative fees payable to FRIMCo is 0.10% (net of fee waivers and reimbursements) of that fund's average daily net assets. The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.


     LIQUIDITY PORTFOLIO. A Fund at times has to sell portfolio securities in
     -------------------
order to meet redemption requests. The selling of securities may affect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

     The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Select Growth, Select Value, Emerging Markets and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of those Funds' assets assigned to a "Liquidity Portfolio.


     A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for uninvested cash balances by purchasing index futures contracts, index options and/or index swaps in amounts that expose the Liquidity Portfolio to the performance of the relevant index. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.


     MONEY MARKET INSTRUMENTS. The Money Market, US Government Money Market and
     ------------------------
Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

     RUSSELL 1000(R) INDEX. The Russell 1000(R) Index consists of the 1,000
     ---------------------
largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.


     FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.


CERTAIN INVESTMENTS.

     Repurchase Agreements. A Fund may enter into repurchase agreements with the
     ---------------------
seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve

System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

     Reverse Repurchase Agreements. A Fund may enter into reverse repurchase
     -----------------------------
agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

     High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income
     ---------------
III, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB-rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Risk Factors. The growth of the market for lower rated debt securities has
     ------------
paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     Illiquid Securities. The Funds will not purchase or otherwise acquire any
     -------------------
security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     Forward Commitments. A Fund may contract to purchase securities for a fixed
     -------------------
price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

     Lending Portfolio Securities. Cash collateral received by a Fund when it
     ----------------------------
lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

     Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

     Options And Futures. The Funds, other than the Money Market, US Government
     -------------------
Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     Options On Securities And Indexes. Each Fund, except as noted above, may
     ---------------------------------
purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

     Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several
     -------------------------------------------------------
risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

         If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

         Options On Foreign Currency. A Fund may buy and sell put and call
         ---------------------------
options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures Contracts And Options On Futures Contracts. A Fund may invest
         --------------------------------------------------
in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

         Each Fund may also purchase and write call and put options on futures
         ---------------------------------------------------------------------
contracts. Options on futures contracts possess many of the same characteristics
---------
as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

     A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its uninvested cash balances for liquidity purposes.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations On Use Of Futures And Options On Futures Contracts. A Fund will
     --------------------------------------------------------------
not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.


     In order to comply with applicable regulations of the CFTC pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.


     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     Risks Associated With Futures And Options On Futures Contracts. There are
     --------------------------------------------------------------
several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     Additional Risks Of Options On Securities, Futures Contracts, Options On
     ------------------------------------------------------------------------
Futures Contracts, And Forward Currency Exchange Contract And Options Thereon.
-----------------------------------------------------------------------------
Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


     Swap Agreements. The Equity I, Equity II, Equity III, Equity Q,
     ---------------
International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value and International Securities Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).


     Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

     A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is relatively new and is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.


     Hedging Strategies. The Equity I, Equity II, Equity III, Equity Q,
     ------------------
International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Value, Select Growth and International Securities Funds may use stock index futures contracts, exchange traded and over-the-counter options and/or equity index swaps as "equitization" vehicles for uninvested cash balances held by those Funds. For example: equity index futures contracts are purchased to correspond with the uninvested cash balances in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's uninvested cash balances will always be fully exposed to equity market performance.


     Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     Foreign Currency Futures Contracts. The Funds are also permitted to enter
     ----------------------------------
into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     Risk Factors. There are certain investment risks in using futures contracts
     ------------
and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Forward Foreign Currency Exchange Transactions ("Forward Currency
     -----------------------------------------------------------------
Contracts"). The Funds may engage in forward currency contracts to hedge against
------------
uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

     Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

     A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

     Depository Receipts. Fund may hold securities of foreign issuers in the
     -------------------
form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

     Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term
     ----------------
Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund.

         Indexed Commercial Paper. Indexed commercial paper is US-dollar
         ------------------------
denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

         US Government Obligations. The types of US government obligations the
         -------------------------
Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

         Variable And Floating Rate Securities. A floating rate security is one
         -------------------------------------
whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

         The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         Variable Amount Master Demand Notes. The Money Market Fund may invest
         -----------------------------------
in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

         Zero Coupon Securities. Zero coupon securities are notes, bonds and
         ----------------------
debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

         Mortgage-Related And Other Asset-Backed Securities. The forms of
         --------------------------------------------------
mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

         Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

         Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

         Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

         Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

         Loan Participations. The Funds may purchase participations in
         -------------------
commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

         Municipal Obligations. "Municipal obligations" are debt obligations
         --------------------
issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

               Municipal Bonds. Municipal bonds generally have maturities of
               ---------------
          more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

               General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

               Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

               Industrial Development Bonds - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

              Municipal Notes. Municipal notes generally have maturities of one
              ---------------
year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

               Tax Anticipating Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

               Bond Anticipating Notes - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

               Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

               Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

               Pre-Refunded Municipal Bonds - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

               Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

               Tax Free Floating and Variable Rate Demand Notes - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

               Tax Free Participation Certificates - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

              A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

              The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.


             Demand Notes. The Tax Exempt Bond and Tax Free Money Market Funds
             ------------
         may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

             The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

             The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

         Interest Rate Transactions. The Fixed Income III, Short Term Bond and
         --------------------------
Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

         The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

         A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

         Investment In Foreign Securities. The Funds may invest in foreign
         --------------------------------
securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.


         Investment In Emerging Markets. Foreign investment may include emerging
         ------------------------------
market debt. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


         Foreign Government Securities. Foreign government securities which the
         -----------------------------
Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

         Other Debt Securities. Multistrategy Bond and Fixed Income III Funds
         ---------------------
may invest in debt securities issued by supranational organizations such as:

               The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

               The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

               The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

               The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

         Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

         Brady Bonds. The Fixed Income III, Multistrategy Bond, International
         -----------
Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

         Credit And Liquidity Enhancements. The Money Market Funds may invest in
         ---------------------------------
securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.


                                      TAXES

Tax Information for All Funds
-----------------------------

     The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Tax-Exempt Bond Fund, Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund.

     Distributions of Net Investment Income. Each Fund receives income generally
     --------------------------------------
in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

     Distributions of Capital Gain. A Fund may realize a capital gain or loss in
     -----------------------------
connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

     Distributions of Five-Year Gain. If you are in the 10 or 15% individual
     -------------------------------
income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

     Effect of Foreign Investments on Distributions. Most foreign exchange gain
     ----------------------------------------------
realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

     Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     Information on the Amount and Tax Character of Distributions. Each Fund
     ------------------------------------------------------------
will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company. Each Fund intends
     ------------------------------------------------------
to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

     Excise Tax Distribution Requirements. To avoid federal excise taxes, the
     ------------------------------------
Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Redemption of Fund Shares. Redemptions (including redemptions in kind) and
     -------------------------
exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a
     ---------------------------------------------------
redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

     Wash Sales. All or a portion of any loss that you realize on a redemption
     ----------
of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

     Redemptions and Five-Year Gain. If you are in the 10 or 15% individual
     ------------------------------
income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the sale of Fund shares purchased after January 1, 2001 and held for more than five years (or for which you made an election to mark to market as of January 2, 2001 and hold until 2006) will be subject to a maximum rate of tax of 18%.

     U.S. Government Securities. The income earned on certain U.S. government
     --------------------------
securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends-Received Deduction for Corporations. If you are a corporate
     ---------------------------------------------
shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

     Investment in Complex Securities. A Fund may invest in complex securities
     --------------------------------
that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

     Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding
     ------------------
and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

     Backup Withholding. By law, each Fund must withhold a portion of your
     ------------------
taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Additional Tax Information With Respect to the Tax-Exempt Bond Fund
-------------------------------------------------------------------

     The tax information described in "Tax Information for All Funds" above applies to the Tax-Exempt Bond Fund, except as noted in this section.

     Exempt-Interest Dividends. By meeting certain requirements of the Code, the
     -------------------------
Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

     Dividends from Taxable Income. The Fund may earn taxable income from many
     -----------------------------
sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

     Information on the Amount and Tax Character of Distributions. The Fund will
     ------------------------------------------------------------
inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

     Redemption at a Loss Within Six Months of Purchase. Any loss incurred on
     --------------------------------------------------
the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

     Dividends-Received Deduction for Corporations. Because the Fund's income is
     ---------------------------------------------
derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

     Alternative Minimum Tax. Interest on certain private activity bonds, while
     -----------------------
exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

     Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on
     ----------------------------------------------------------
debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

     Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a
     ------------------------------------------
tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Additional Tax Information With Respect to the Money Market Fund, the U.S.
--------------------------------------------------------------------------
Government Money Market Fund and the Tax Free Money Market Fund
---------------------------------------------------------------

     The tax information described in "Tax Information for All Funds" above applies to the Money Market Fund, U.S. Government Money Market Fund and Tax Free money Market Fund except as noted in this section.

     Distributions of Net Investment Income. Each Fund typically pays dividends
     --------------------------------------
from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

     Exempt-Interest Dividends (Only Applies to Tax Free Money Market Fund). By
     ----------------------------------------------------------------------
meeting certain requirements of the Code, the Tax Free Money Market Fund (but not the U.S. Government Money Market Fund nor the Money Market Fund) has qualified and continues to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or
Guam), they also may be exempt from that state's personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

     Dividends from Taxable Income (Only Applies to Tax Free Money Market Fund).
     --------------------------------------------------------------------------
The Tax Free Money Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax Free Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

     Distributions of Capital Gain. A Fund may derive capital gain or loss in
     -----------------------------
connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money fund, it does not expect to realize any long-term capital gain.

     Maintaining a $1 Share Price. Gain and loss on the sale of portfolio
     ----------------------------
securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

     Effect of Foreign Investments on Distributions (Only Applies to Money
     ---------------------------------------------------------------------
Market Fund). Most foreign exchange gain realized on the sale of debt securities
------------
is treated as ordinary income by the Money Market Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Money Market Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you.

     The Money Market Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you.

     Information on the Amount and Tax Character of Distributions. The Fund will
     ------------------------------------------------------------
inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year (including, for the Tax Free Money Market Fund, the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income (or tax-exempt or tax preference income for shareholders of the Tax Free Money Market Fund), a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

     Redemption of Fund Shares. Redemptions (including redemptions in kind) and
     -------------------------
exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different FRIC Fund is the same as a sale.

     Dividends-Received Deduction for Corporations. Because the Funds' income is
     ---------------------------------------------
derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

     Alternative Minimum Tax (Only Applies to Tax Free Money Market Fund).
     --------------------------------------------------------------------
Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

         At October 31, 2001, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
          Fund            10/31/02   10/31/03    10/31/04   10/31/05   10/31/06    10/31/07    10/31/08    10/31/09       TOTAL
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Equity I                     --         --          --         --         --          --      --          132,776,510  132,776,510
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Equity II                    --         --          --         --         --          --      --           22,280,399   22,280,399
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Equity III                   --         --          --         --         --          --       9,290,945      --         9,290,945
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Equity Q                     --         --          --         --         --          --      --          104,770,466  104,770,466
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Tax-Managed Large
Cap                          --         --          --      --        655,350        716,803  15,494,001   40,037,533   56,903,687
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Tax-Managed Mid &            --         --          --         --         --          --       6,468,429   17,757,128   24,225,557
Small Cap
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
International                --         --          --         --         --          --      --          158,167,831  158,167,831
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Emerging Markets             --      2,887,175     348,806     --     56,335,865  30,325,300  6,163,374    63,634,607  159,695,127
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Fixed Income I               --         --          --         --         --          --          --          --                --
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Short Term Bond           5,004,287  2,834,049   1,947,924  574,853   51,911      3,481,990    2,691,693  --            16,586,707
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Fixed Income III             --         --          --         --     --          1,303,422    7,309,954    8,613,376
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Money Market                 --         41,009         814     --     3,246           12,599     106,731       35,378      199,777
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Diversified Equity           --         --          --         --         --          --          --      176,093,570  176,093,570
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Special Growth               --         --          --         --         --          --          --       14,602,506   14,602,506
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Equity Income                --         --          --         --         --          --      11,599,781      565,159   12,164,940
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Quantitative                 --         --          --         --         --          --          --      110,262,910  110,262,910
Equity
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
International                --         --          --         --         --          --          --      127,067,317  127,067,317
Securities
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Real Estate                  --         --          --         --         --      15,587,051  10,165,234      --        25,752,285
Securities
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Diversified Bond             --         --          --         --         --          --         549,836      --           549,836
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Multistrategy Bond           --         --          --         --         --       6,014,949   8,733,024      --        14,747,973
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Tax Exempt Bond              --         63,833      15,075     --     141,152        399,028   1,845,627      --         2,464,715
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Tax Free Money               --         --          --         --     --              --          68,310       63,186      131,496
Market
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
U.S. Gov't. Money
Market                        1,309      4,913       3,331  1,570     762              1,782       8,484        7,587       29,738
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Select Value                 --         --          --      --            --          --          --        4,577,864    4,577,864
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------
Select Growth                --         --          --      --            --          --          --       15,489,408   15,489,408
------------------------- ---------- ---------- ----------- --------- ----------- ----------- ----------- ------------ ------------

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Investors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management Company, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Peachtree Asset Management is a division of Smith Barney Fund Management LLC. Smith Barney Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

                            QUANTITATIVE EQUITY FUND

     Barclays Global Investors. See: Diversified Equity Fund.

     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

     J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                               SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

     David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

     Delphi Management, Inc. is 100% owned by Scott Black.

     GlobeFlex Capital, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

     Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

     Suffolk Capital Management, LLC See: Diversified Equity Fund.

     TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                        TAX-MANAGED MID & SMALL CAP FUND

         Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                               SELECT GROWTH FUND

     CapitalWorks Investment Partners, LLC See: Special Growth Fund.

     Fuller & Thaler Asset Management, Inc. is controlled by Russell J. Fuller.

     Strong Capital Management, Inc. See: Diversified Equity Fund.

     TCW Investment Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is majority owned by Societe Generale Asset Management, S.A., a wholly-owned subsidiary of Societe Generale, S.A., a publicly traded organization.

     Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND

     Iridian Asset Management LLC is majority owned by current employees. In addition, Arnhold & S. Bleichroeder, Inc. maintains a 27.5% minority ownership interest.

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

                               EQUITY INCOME FUND

     Barclays Global Investors. See: Diversified Equity Fund.

     Iridian Asset Management LLC. See: Select Value Fund.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                           REAL ESTATE SECURITIES FUND

         AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA") CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.


         RREEF America L.L.C., is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.


         Security Capital Research & Management Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                          INTERNATIONAL SECURITIES FUND

         Alliance Capital Management L.P. See: Diversified Equity Fund.

         Capital International, Inc., is 100% owned by Capital Group International, Inc., which in turn, is 100% owned by Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a group of approximately 300 professionals and recent retirees.

         Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

         Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard H. Driehaus.

         Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

         J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

         Marvin & Palmer Associates, Inc. is controlled and majority owned by David F. Marvin and Stanley Palmer.

         Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

         Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

         The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND

         Alliance Capital Management L.P. See: Diversified Equity Fund.

         Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

         Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

         Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur E. Nicholas.

         Schroder Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                              DIVERSIFIED BOND FUND

         Lincoln Capital Management Company is a privately owned investment counsel firm owned 100% by employees, and one former employee. Active employees own 97% of the company and the top five owners account for 40% of ownership.

         Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND

         Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

         Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited liability partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.

         Pacific Investment Management Company. See: Diversified Bond Fund.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND

         BlackRock Financial Management, Inc. operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. PNC Bank is the majority shareholder in BlackRock stock. The remaining shares are held by BlackRock employees and the public.

         Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

         Pacific Investment Management Company, LLC See: Diversified Bond Fund.

         STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                              TAX EXEMPT BOND FUND

         MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

         Standish Mellon Asset Management. See: Diversified Bond Fund.

                                  EQUITY I FUND

         Alliance Capital Management L.P. See: Diversified Equity Fund.

         Barclays Global Investors. See: Diversified Equity Fund.

         Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

         Marsico Capital Management Company, LLC. See: Diversified Equity Fund

         MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

         Peachtree Asset Management. See: Diversified Equity Fund.

         Strong Capital Management, Inc. See: Diversified Equity Fund.

         Suffolk Capital Management, LLC See: Diversified Equity Fund.

         Turner Investment Partners Inc. See: Diversified Equity Fund.

         Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                                  EQUITY Q FUND

         Barclays Global Investors. See: Diversified Equity Fund.

         Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

         J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

         Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

         CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

         David J. Greene and Company, LLC. See: Special Growth Fund.

         Delphi Management, Inc. See: Special Growth Fund.

         GlobeFlex Capital, L.P. See: Special Growth Fund.

         Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

         Sirach Capital Management, Inc. See: Special Growth Fund.

         Suffolk Capital Management, LLC See: Diversified Equity Fund.

         TimesSquare Capital Management, Inc., See: Special Growth Fund.

         Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                                 EQUITY III FUND

         Barclays Global Investors. See: Diversified Equity Fund.

         Iridian Asset Management LLC. See: Select Value Fund.

         Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                               INTERNATIONAL FUND

    Alliance Capital Management L.P. See: Diversified Equity Fund

    Capital International, Inc. See: International Securities Fund.

    Delaware International Advisers Limited. See: International Securities Fund.

    Driehaus Capital Management, Inc. See: International Securities Fund.

    Fidelity Management & Research Company. See: International Securities Fund.

    J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

    Marvin & Palmer Associates, Inc. See: International Securities Fund.

    Mastholm Asset Management, LLC. See: International Securities Fund.

    Oechsle International Advisors, LLC. See: International Securities Fund.

    The Boston Company Asset Management, Inc. See: International Securities Fund

                               FIXED INCOME I FUND

    Lincoln Capital Management Company. See: Diversified Bond Fund.

    Pacific Investment Management Company. See: Diversified Bond Fund.

    TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              FIXED INCOME III FUND

    Delaware Management Company, a series of Delaware Management Business Trust.
See: Multistrategy Bond Fund.

    Morgan Stanley Investments, LP. See: Multistrategy Bond Fund.

    Pacific Investment Management Company. See: Diversified Bond Fund.

    TimesSquare Capital Management, Inc. See: Special Growth Fund.

                                MONEY MARKET FUND

    Frank Russell Investment Management Company is wholly-owned by Frank
Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                         US GOVERNMENT MONEY MARKET FUND

    Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

    Weiss, Peck & Greer, LLC is a wholly-owned subsidiary of Robeco Groep N.V.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

         MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

              Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

              A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

              Baa3 -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

              Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

              Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         STANDARD & POOR'S RATINGS GROUP ("S&P"):

              AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

              AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

              A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

              BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

              BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

              BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

              B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

              CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

              CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

              C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

              C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

              D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

              Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

              Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

         MOODY'S:

              Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

         Symbols used are as follows:

              MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.


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              MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         S&P:

              A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

              Note rating symbols are as follows:

              SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

              SP-2--Satisfactory capacity to pay principal and interest.

              S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

                  The first rating addresses the likelihood of repayment of
              principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP- I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

              Moody's:
              --------

              Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.

              Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

              P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                      Leading market positions in well-established industries.

                      High rates of return on funds employed.

                      Conservative capitalization structure with moderate
              reliance on debt and ample asset protection.

                      Broad margins in earnings coverage of fixed financial
              charges and high internal cash generation.

              Well-established access to a range of financial markets and assured sources of alternate liquidity.

              P-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              P-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.


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

              Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

              Issuers rated Not Prime do not fall within any of the Prime rating categories.

              If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

              S&P:
              ----

              A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

              A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

              A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

              B - An obligor rated "B" is regarded as VOLUNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

              C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

              R - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

              SD and D - An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

              N.R.  -  An issuer designated N.R. is not rated.

              Fitch Investors Service, Inc.:
              ------------------------------

              F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

              F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

              F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


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


              B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

              C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

              D - Default. Denotes actual or imminent payment default.

              Notes to Short-tem ratings:
              ---------------------------

              "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

The 2001 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.


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

                                    GLOSSARY

         Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

         Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

         Board -- The Board of Trustees of FRIC.



         Code -- Internal Revenue Code of 1986, as amended.

         Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

         Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

         Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

         Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

         Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

         Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

         Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

         Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

         FNMA--  Federal National Mortgage Association.

         Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.


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         Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.


         FRC  --  Frank Russell Company, consultant to FRIC and to the Funds


         FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

         FRIMCo -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

         Funds -- The 25 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

         Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

         GNMA  --  Government National Mortgage Association

         Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or
(2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

         Institutional Funds -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

         Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

         Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 ?% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.


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



         Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

         Money Market Funds -- Money Market, US Government Money Market and Tax Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

         Moody's  --  Moody's Investors Service, Inc., an NRSRO

         Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

         Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

         NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

         NYSE  --  New York Stock Exchange

         Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

         PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

         Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

         Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

         Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

         Russell 1000(R)Index -   The Russell 1000 Index consists of the 1,000
largest US companies by capitalization (i.e.,


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


market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.


         S&P  --   Standard & Poor's Ratings Group, an NRSRO

         S&P 500  --  Standard & Poor's 500 Composite Price Index

         SEC  --  US Securities and Exchange Commission

         Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

         Statement  --  FRIC's Statement of Additional Information

         Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent


         Uninvested Cash Balances -- The Funds, other than the Money Market Funds, are authorized to invest its uninvested cash balances (i.e., funds awaiting investment in the specific types of securities to be acquired by a
Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's uninvested cash balances in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.


         US  --  United States

         US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

         Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

         Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

         1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

         1933 Act  --  The Securities Act of 1933, as amended.

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